UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end: Date of fiscal year end:	12/31/08

Date of reporting period: Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

MML Large Cap Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.4%
COMMON STOCK - 97.4%
Agriculture - 4.0%
Altria Group, Inc.	136,500	$2,708,161
Philip Morris International, Inc.	136,500	6,565,650
		9,273,811
Airlines - 0.0%
Virgin Blue Holdings Ltd.	36,449	9,078
Banks - 5.0%
The Bank of New York Mellon Corp.	115,900	3,776,022
State Street Corp.	8,100	460,728
The Toronto-Dominion Bank	12,102	738,101
Wachovia Corp.	58,479	204,676
Wells Fargo & Co.	169,900	6,376,347
		11,555,874
Beverages - 2.1%
Diageo PLC Sponsored ADR (United Kingdom)	39,500	2,719,970
Heineken Holding NV Class A	54,150	2,149,779
		4,869,749
Building Materials - 0.9%
Martin Marietta Materials, Inc.	17,700	1,982,046
Coal - 0.4%
China Coal Energy Co.	806,700	838,673
Commercial Services - 3.7%
Cosco Pacific Ltd.	270,600	309,959
H&R Block, Inc.	125,400	2,852,850
Iron Mountain, Inc. (a)	129,699	3,165,953
Moody's Corp.	56,200	1,910,800
Visa, Inc.Class A	6,970	427,888
		8,667,450
Computers - 1.6%
Dell, Inc. (a)	102,900	1,695,792
Hewlett-Packard Co.	45,600	2,108,544
		3,804,336
Cosmetics & Personal Care - 1.8%
Avon Products, Inc.	22,500	935,325
The Procter & Gamble Co.	47,500	3,310,275
		4,245,600
Diversified Financial - 12.7%
American Express Co.	233,300	8,265,819
Ameriprise Financial, Inc.	40,780	1,557,796
Citigroup, Inc.	57,100	1,171,121
Discover Financial Services	12,400	171,368

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
E*Trade Financial Corp. (a)	16,400	$45,920
The Goldman Sachs Group, Inc.	6,860	878,080
JP Morgan Chase & Co.	249,216	11,638,387
Merrill Lynch & Co., Inc.	221,528	5,604,659
Morgan Stanley	8,300	190,900
		29,524,050
Electric - 0.2%
The AES Corp. (a)	35,200	411,488
Electronics - 1.8%
Agilent Technologies, Inc. (a)	85,400	2,532,964
Garmin Ltd. (a)	11,100	376,734
Tyco Electronics Ltd.	49,680	1,374,149
		4,283,847
Engineering & Construction - 0.1%
ABB Ltd. Sponsored ADR (Switzerland)	8,300	161,020
Foods - 0.4%
The Hershey Co.	12,400	490,296
Whole Foods Market, Inc.	19,100	382,573
		872,869
Forest Products & Paper - 0.4%
Sino-Forest Corp. (a)	80,700	1,021,027
Health Care -Products - 1.7%
Covidien Ltd.	49,690	2,671,334
Johnson & Johnson	18,700	1,295,536
		3,966,870
Health Care -Services - 0.7%
UnitedHealth Group, Inc.	63,900	1,622,421
Holding Company -Diversified - 0.6%
China Merchants Holdings International Co. Ltd.	441,020	1,418,059
Housewares - 0.1%
Hunter Douglas NV	6,765	278,592
Insurance - 12.9%
Ambac Financial Group, Inc.	29,721	69,250
American International Group, Inc.	203,150	676,489
Aon Corp.	37,800	1,699,488
Berkshire Hathaway, Inc.Class A (a)	91	11,884,600
Loews Corp.	141,300	5,579,937
Markel Corp. (a)	495	173,992
MBIA, Inc.	21,200	252,280
Millea Holdings, Inc.	52,100	1,898,211
Nipponkoa Insurance Co. Ltd.	23,600	133,600
Principal Financial Group, Inc.	16,200	704,538
The Progressive Corp.	251,250	4,371,750
Sun Life Financial, Inc.	8,140	287,912
Transatlantic Holdings, Inc.	41,913	2,277,972
		30,010,019

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Internet - 1.3%
Amazon.com, Inc. (a)	10,600	$771,256
eBay, Inc. (a)	24,800	555,024
Google, Inc.Class A (a)	3,070	1,229,596
Liberty Media Holding Corp. Interactive Class A (a)	40,700	525,437
		3,081,313
Leisure Time - 1.1%
Harley-Davidson, Inc.	67,100	2,502,830
Manufacturing - 1.2%
Siemens AG	10,600	995,033
Tyco International Ltd.	52,200	1,828,044
		2,823,077
Media - 4.9%
Comcast Corp. Special Class A	349,950	6,901,014
Liberty Media Corp. Capital Class A (a)	8,515	113,931
Liberty Media Corp. Entertainment Series A (a)	34,060	850,478
News Corp.Class A	230,350	2,761,896
WPP Group PLC Sponsored ADR (United Kingdom)	20,300	826,210
		11,453,529
Mining - 1.4%
BHP Billiton PLC	32,500	736,156
Rio Tinto PLC	11,600	722,735
Vulcan Materials Co.	22,700	1,691,150
		3,150,041
Oil & Gas - 16.0%
Canadian Natural Resources Ltd.	50,100	3,429,846
ConocoPhillips	134,060	9,819,895
Devon Energy Corp.	92,000	8,390,400
EOG Resources, Inc.	78,400	7,013,664
Occidental Petroleum Corp.	121,530	8,561,789
		37,215,594
Oil & Gas Services - 1.0%
Transocean, Inc. (a)	20,479	2,249,413
Packaging & Containers - 1.8%
Sealed Air Corp.	193,900	4,263,861
Pharmaceuticals - 2.2%
Cardinal Health, Inc.	37,800	1,862,784
Express Scripts, Inc. (a)	29,600	2,185,072
Schering-Plough Corp.	52,500	969,675
		5,017,531
Real Estate - 0.9%
Brookfield Asset Management, Inc.Class A	57,700	1,583,288
Hang Lung Properties Ltd.	124,000	392,994
		1,976,282
Retail - 8.6%
Bed Bath & Beyond, Inc. (a)	64,600	2,029,086

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Carmax, Inc. (a)	87,470	$1,224,580
Costco Wholesale Corp.	182,700	11,862,711
CVS Caremark Corp.	104,698	3,524,135
Lowe's Cos., Inc.	43,700	1,035,253
Sears Holdings Corp. (a)	2,700	252,450
		19,928,215
Semiconductors - 1.0%
Texas Instruments, Inc.	109,400	2,352,100
Software - 2.9%
Dun & Bradstreet Corp.	11,450	1,080,422
Microsoft Corp.	215,800	5,759,702
		6,840,124
Telecommunications - 1.0%
Cisco Systems, Inc. (a)	60,900	1,373,904
Sprint Nextel Corp.	161,700	986,370
		2,360,274
Transportation - 1.0%
Asciano Group	25,600	66,808
China Shipping Development Co. Ltd.	116,000	153,226
Kuehne & Nagel International AG	12,400	830,570
Toll Holdings Ltd.	43,249	242,531
United Parcel Service, Inc.Class B	18,200	1,144,598
		2,437,733
TOTAL COMMON STOCK (Cost $230,608,980)		226,468,796
TOTAL EQUITIES (Cost $230,608,980)		226,468,796
	Principal Amount
BONDS & NOTES - 0.1%
CORPORATE DEBT - 0.1%
Forest Products & Paper - 0.1%
Sino-Forest Corp. (b) 5.000% 8/01/13	$359,000	326,690
TOTAL CORPORATE DEBT (Cost $350,711)		326,690
TOTAL BONDS & NOTES (Cost $350,711)		326,690
TOTAL LONG-TERM INVESTMENTS (Cost $230,959,691)		226,795,486
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	4,913,060	4,913,060
TOTAL SHORT-TERM INVESTMENTS (Cost $4,913,060)		4,913,060

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 99.6% (Cost $235,872,751) (d)	$231,708,546
Other Assets/ (Liabilities) - 0.4%	899,233
NET ASSETS - 100.0%	$232,607,779

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $326,690 or 0.14% of net assets.

(c)

Maturity value of $4,913,183. Collateralized by U.S. Government Agency obligations with a rate of 4.811%, maturity date of 4/01/34, and an aggregate market value, including accrued interest, of $5,011,830.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.6%
COMMON STOCK - 99.6%
Advertising - 0.2%
Interpublic Group of Cos., Inc. (a)	13,919	$107,872
Omnicom Group, Inc.	9,712	374,495
		482,367
Aerospace & Defense - 2.3%
Boeing Co.	22,611	1,296,741
General Dynamics Corp.	12,014	884,471
Goodrich Corp.	3,839	159,702
L-3 Communications Holdings, Inc.	3,700	363,784
Lockheed Martin Corp.	10,140	1,112,054
Northrop Grumman Corp.	10,290	622,957
Raytheon Co.	12,588	673,584
Rockwell Collins, Inc.	4,868	234,102
United Technologies Corp.	29,322	1,761,079
		7,108,474
Agriculture - 1.8%
Altria Group, Inc.	62,454	1,239,087
Archer-Daniels-Midland Co.	19,561	428,582
Lorillard, Inc.	5,246	373,253
Philip Morris International, Inc.	62,554	3,008,847
Reynolds American, Inc.	5,200	252,824
UST, Inc.	4,422	294,240
		5,596,833
Airlines - 0.1%
Southwest Airlines Co.	22,240	322,702
Apparel - 0.3%
Nike, Inc.Class B	11,562	773,498
VF Corp.	2,651	204,949
		978,447
Auto Manufacturers - 0.3%
Ford Motor Co. (a)	68,177	354,520
General Motors Corp.	17,030	160,934
Paccar, Inc.	11,135	425,246
		940,700
Automotive & Parts - 0.2%
The Goodyear Tire & Rubber Co. (a)	7,165	109,696
Johnson Controls, Inc.	18,050	547,457
		657,153
Banks - 5.5%
Bank of America Corp.	138,799	4,857,965
The Bank of New York Mellon Corp.	35,206	1,147,011
BB&T Corp.	16,683	630,617

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	11,634	$593,334
Comerica, Inc.	4,569	149,818
Fifth Third Bancorp	16,522	196,612
First Horizon National Corp.	5,322	49,818
Huntington Bancshares, Inc.	11,334	90,559
KeyCorp	14,910	178,025
M&T Bank Corp.	2,400	214,200
Marshall & Ilsley Corp.	7,800	157,170
National City Corp.	25,098	43,922
Northern Trust Corp.	6,671	481,646
PNC Financial Services Group, Inc.	10,749	802,950
Regions Financial Corp.	20,889	200,534
State Street Corp.	13,022	740,691
SunTrust Banks, Inc.	10,590	476,444
U.S. Bancorp	52,832	1,903,009
Wachovia Corp.	66,551	232,929
Wells Fargo & Co.	100,458	3,770,189
Zions Bancorp	3,293	127,439
		17,044,882
Beverages - 2.8%
Anheuser-Busch Cos., Inc.	21,487	1,394,077
Brown-Forman Corp.Class B (a)	2,480	178,089
The Coca-Cola Co.	60,591	3,204,052
Coca-Cola Enterprises, Inc.	8,574	143,786
Constellation Brands, Inc.Class A (a)	6,000	128,760
Molson Coors Brewing Co.Class B	4,278	199,997
The Pepsi Bottling Group, Inc.	4,038	117,788
PepsiCo, Inc.	47,808	3,407,276
		8,773,825
Biotechnology - 1.3%
Amgen, Inc. (a)	32,369	1,918,510
Biogen Idec, Inc. (a)	8,837	444,413
Celgene Corp. (a)	13,778	871,872
Genzyme Corp. (a)	8,100	655,209
Millipore Corp. (a)	1,715	117,992
		4,007,996
Building Materials - 0.1%
Masco Corp.	11,167	200,336
Chemicals - 2.1%
Air Products & Chemicals, Inc.	6,358	435,459
Ashland, Inc.	1,703	49,796
CF Industries Holdings, Inc.	1,700	155,482
The Dow Chemical Co.	28,368	901,535
Du Pont (E.I.) de Nemours & Co.	27,104	1,092,291
Eastman Chemical Co.	2,300	126,638
Ecolab, Inc.	5,416	262,784
Hercules, Inc.	3,606	71,363
International Flavors & Fragrances, Inc.	2,546	100,465
Monsanto Co.	16,870	1,669,793
PPG Industries, Inc.	4,889	285,126

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Praxair, Inc.	9,464	$678,947
Rohm & Haas Co.	3,840	268,800
The Sherwin-Williams Co.	3,029	173,138
Sigma-Aldrich Corp.	3,868	202,761
		6,474,378
Coal - 0.2%
CONSOL Energy, Inc.	5,500	252,395
Massey Energy Co.	2,500	89,175
Peabody Energy Corp.	8,300	373,500
		715,070
Commercial Services - 1.2%
Apollo Group, Inc.Class A (a)	3,388	200,908
Automatic Data Processing, Inc.	15,404	658,521
Convergys Corp. (a)	3,716	54,922
Donnelley (R.R.) & Sons Co.	6,522	159,985
Equifax, Inc.	3,959	136,388
H&R Block, Inc.	10,048	228,592
Mastercard, Inc.Class A	2,200	390,126
McKesson Corp.	8,387	451,304
Monster Worldwide, Inc. (a)	3,776	56,300
Moody's Corp.	5,992	203,728
Paychex, Inc.	9,697	320,292
Robert Half International, Inc.	4,980	123,255
Total System Services, Inc.	5,714	93,710
Western Union Co.	22,533	555,889
		3,633,920
Computers - 4.6%
Affiliated Computer Services, Inc.Class A (a)	2,900	146,827
Apple, Inc. (a)	26,952	3,063,364
Cognizant Technology Solutions Corp.Class A (a)	8,800	200,904
Computer Sciences Corp. (a)	4,687	188,370
Dell, Inc. (a)	52,847	870,919
EMC Corp. (a)	62,232	744,295
Hewlett-Packard Co.	74,315	3,436,326
International Business Machines Corp.	41,065	4,802,962
Lexmark International, Inc.Class A (a)	2,597	84,584
NetApp, Inc. (a)	10,020	182,665
SanDisk Corp. (a)	6,836	133,644
Sun Microsystems, Inc. (a)	23,802	180,895
Teradata Corp. (a)	5,600	109,200
Unisys Corp. (a)	10,615	29,191
		14,174,146
Cosmetics & Personal Care - 2.7%
Avon Products, Inc.	12,856	534,424
Colgate-Palmolive Co.	15,277	1,151,122
The Estee Lauder Cos., Inc.Class A	3,600	179,676
The Procter & Gamble Co.	92,086	6,417,473
		8,282,695

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 0.2%
Fastenal Co.	3,900	$192,621
Genuine Parts Co.	4,929	198,195
W.W. Grainger, Inc.	1,979	172,114
		562,930
Diversified Financial - 5.7%
American Express Co.	34,908	1,236,791
Ameriprise Financial, Inc.	6,521	249,102
The Charles Schwab Corp.	28,195	733,070
CIT Group, Inc.	8,800	61,248
Citigroup, Inc.	166,290	3,410,608
CME Group, Inc.	2,042	758,623
Discover Financial Services	14,395	198,939
E*Trade Financial Corp. (a)	13,200	36,960
Federated Investors, Inc.Class B	2,700	77,895
Franklin Resources, Inc.	4,728	416,679
The Goldman Sachs Group, Inc.	13,213	1,691,264
IntercontinentalExchange, Inc. (a)	2,200	177,496
Invesco Ltd.	11,800	247,564
Janus Capital Group, Inc.	4,450	108,046
JP Morgan Chase & Co.	111,742	5,218,351
Legg Mason, Inc.	4,085	155,475
Merrill Lynch & Co., Inc.	46,969	1,188,316
Morgan Stanley	33,291	765,693
NYSE Euronext	8,100	317,358
SLM Corp. (a)	14,042	173,278
T. Rowe Price Group, Inc.	8,100	435,051
		17,657,807
Electric - 3.3%
The AES Corp. (a)	20,549	240,218
Allegheny Energy, Inc.	5,120	188,262
Ameren Corp.	6,381	249,050
American Electric Power Co., Inc.	12,057	446,471
CenterPoint Energy, Inc.	10,263	149,532
CMS Energy Corp.	7,038	87,764
Consolidated Edison, Inc.	7,850	337,236
Constellation Energy Group, Inc.	5,425	131,828
Dominion Resources, Inc.	17,392	744,030
DTE Energy Co.	4,937	198,072
Duke Energy Corp.	38,073	663,612
Dynegy, Inc.Class A (a)	15,809	56,596
Edison International	9,830	392,217
Entergy Corp.	5,760	512,698
Exelon Corp.	20,236	1,267,178
FirstEnergy Corp.	9,557	640,223
FPL Group, Inc.	12,272	617,282
Integrys Energy Group, Inc.	2,300	114,862
Pepco Holdings, Inc.	6,100	139,751
PG&E Corp.	10,821	405,246
Pinnacle West Capital Corp.	3,000	103,230
PPL Corp.	11,378	421,214

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Progress Energy, Inc.	7,872	$339,519
Public Service Enterprise Group, Inc.	15,296	501,556
Southern Co.	23,887	900,301
TECO Energy, Inc.	6,461	101,632
Xcel Energy, Inc.	12,772	255,312
		10,204,892
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	23,514	959,136
Molex, Inc.	4,390	98,556
		1,057,692
Electronics - 0.7%
Agilent Technologies, Inc. (a)	10,983	325,756
Amphenol Corp.Class A	5,400	216,756
Applera Corp. Applied Biosystems Group	5,138	175,976
Jabil Circuit, Inc.	5,778	55,122
PerkinElmer, Inc.	3,708	92,589
Thermo Fisher Scientific, Inc. (a)	12,554	690,470
Tyco Electronics Ltd.	14,568	402,951
Waters Corp. (a)	3,100	180,358
		2,139,978
Engineering & Construction - 0.2%
Fluor Corp.	5,454	303,788
Jacobs Engineering Group, Inc. (a)	3,700	200,947
		504,735
Entertainment - 0.1%
International Game Technology	9,574	164,481
Environmental Controls - 0.2%
Allied Waste Industries, Inc. (a)	10,260	113,989
Waste Management, Inc.	14,953	470,870
		584,859
Foods - 2.1%
Campbell Soup Co.	6,502	250,977
ConAgra Foods, Inc.	13,672	266,057
Dean Foods Co. (a)	4,200	98,112
General Mills, Inc.	10,108	694,622
H.J. Heinz Co.	9,622	480,811
The Hershey Co.	5,044	199,440
Kellogg Co.	7,764	435,560
Kraft Foods, Inc.Class A	45,630	1,494,382
The Kroger Co.	20,118	552,843
McCormick & Co., Inc.	3,900	149,955
Safeway, Inc.	13,360	316,899
Sara Lee Corp.	21,265	268,577
SuperValu, Inc.	6,595	143,112
Sysco Corp.	18,230	562,031
Tyson Foods, Inc.Class A	8,300	99,102
Whole Foods Market, Inc.	4,400	88,132

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Wrigley (Wm.) Jr. Co.	6,467	$513,480
		6,614,092
Forest Products & Paper - 0.3%
International Paper Co.	12,820	335,628
MeadWestvaco Corp.	5,401	125,897
Plum Creek Timber Co., Inc.	5,100	254,286
Weyerhaeuser Co.	6,310	382,260
		1,098,071
Gas - 0.2%
Nicor, Inc.	1,489	66,037
NiSource, Inc.	8,446	124,663
Sempra Energy	7,517	379,383
		570,083
Hand & Machine Tools - 0.1%
The Black & Decker Corp.	1,850	112,387
Snap-on, Inc.	1,853	97,579
The Stanley Works	2,305	96,211
		306,177
Health Care -Products - 4.2%
Baxter International, Inc.	18,892	1,239,882
Becton, Dickinson & Co.	7,348	589,751
Boston Scientific Corp. (a)	44,572	546,898
C.R. Bard, Inc.	3,020	286,507
Covidien Ltd.	15,168	815,432
Intuitive Surgical, Inc. (a)	1,200	289,176
Johnson & Johnson	85,096	5,895,451
Medtronic, Inc.	34,381	1,722,488
St. Jude Medical, Inc. (a)	10,144	441,163
Stryker Corp.	7,200	448,560
Varian Medical Systems, Inc. (a)	3,900	222,807
Zimmer Holdings, Inc. (a)	6,922	446,884
		12,944,999
Health Care -Services - 1.1%
Aetna, Inc.	14,344	517,962
Cigna Corp.	8,420	286,111
Coventry Health Care, Inc. (a)	4,685	152,497
DaVita, Inc. (a)	3,200	182,432
Humana, Inc. (a)	5,203	214,364
Laboratory Corp. of America Holdings (a)	3,400	236,300
Quest Diagnostics, Inc.	4,728	244,296
Tenet Healthcare Corp. (a)	12,559	69,702
UnitedHealth Group, Inc.	36,980	938,922
WellPoint, Inc. (a)	15,453	722,737
		3,565,323
Holding Company -Diversified - 0.1%
Leucadia National Corp.	5,100	231,744
Home Builders - 0.1%
Centex Corp.	3,846	62,305

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
D.R. Horton, Inc.	8,500	$110,670
KB Home	2,442	48,058
Lennar Corp.Class A	4,300	65,317
Pulte Homes, Inc.	6,744	94,214
		380,564
Home Furnishing - 0.1%
Harman International Industries, Inc.	1,800	61,326
Whirlpool Corp.	2,242	177,768
		239,094
Household Products - 0.5%
Avery Dennison Corp.	2,928	130,237
The Clorox Co.	4,170	261,417
Fortune Brands, Inc.	4,580	262,709
Kimberly-Clark Corp.	12,541	813,159
		1,467,522
Housewares - 0.0%
Newell Rubbermaid, Inc.	8,335	143,862
Insurance - 3.0%
AFLAC, Inc.	14,420	847,175
Allstate Corp.	16,404	756,552
American International Group, Inc.	81,032	269,837
Aon Corp.	8,446	379,732
Assurant, Inc.	3,200	176,000
Chubb Corp.	10,946	600,935
Cincinnati Financial Corp.	4,882	138,844
Genworth Financial, Inc.Class A	13,400	115,374
The Hartford Financial Services Group, Inc.	9,158	375,386
Lincoln National Corp.	7,780	333,062
Loews Corp.	11,010	434,785
Marsh & McLennan Cos., Inc.	15,542	493,614
MBIA, Inc.	6,275	74,672
Metlife, Inc.	20,832	1,166,592
MGIC Investment Corp.	2,589	18,201
Principal Financial Group, Inc.	7,936	345,137
The Progressive Corp.	20,592	358,301
Prudential Financial, Inc.	12,900	928,800
Torchmark Corp.	2,626	157,035
The Travelers Cos., Inc.	18,363	830,008
Unum Group	10,570	265,307
XL Capital Ltd.Class A	9,227	165,532
		9,230,881
Internet - 1.9%
Akamai Technologies, Inc. (a)	5,200	90,688
Amazon.com, Inc. (a)	9,533	693,621
eBay, Inc. (a)	33,323	745,769
Expedia, Inc. (a)	6,465	97,686
Google, Inc.Class A (a)	7,226	2,894,157
Symantec Corp. (a)	25,589	501,033
VeriSign, Inc. (a)	6,000	156,480

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Yahoo!, Inc. (a)	41,416	$716,497
		5,895,931
Investment Companies - 0.0%
American Capital Strategies Ltd.	5,500	140,305
Iron & Steel - 0.3%
AK Steel Holding Corp.	3,500	90,720
Allegheny Technologies, Inc.	3,044	89,950
Nucor Corp.	9,536	376,672
United States Steel Corp.	3,554	275,826
		833,168
Leisure Time - 0.2%
Carnival Corp.	13,285	469,625
Harley-Davidson, Inc.	7,222	269,380
		739,005
Lodging - 0.2%
Marriott International, Inc.Class A	9,128	238,150
Starwood Hotels & Resorts Worldwide, Inc.	5,640	158,710
Wyndham Worldwide Corp.	5,488	86,216
		483,076
Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	18,504	1,102,838
Terex Corp. (a)	3,000	91,560
		1,194,398
Machinery -Diversified - 0.4%
Cummins, Inc.	6,156	269,141
Deere & Co.	13,086	647,757
The Manitowoc Co., Inc.	3,900	60,645
Rockwell Automation, Inc.	4,468	166,835
		1,144,378
Manufacturing - 4.5%
3M Co.	21,172	1,446,259
Cooper Industries Ltd.Class A	5,328	212,854
Danaher Corp.	7,710	535,074
Dover Corp.	5,735	232,554
Eastman Kodak Co.	8,960	137,805
Eaton Corp.	5,033	282,754
General Electric Co.	300,935	7,673,842
Honeywell International, Inc.	22,290	926,150
Illinois Tool Works, Inc.	12,038	535,089
Ingersoll-Rand Co. Ltd. Class A	9,685	301,881
ITT Corp.	5,474	304,409
Leggett & Platt, Inc.	5,150	112,219
Pall Corp.	3,692	126,968
Parker Hannifin Corp.	5,121	271,413
Textron, Inc.	7,664	224,402
Tyco International Ltd.	14,668	513,673
		13,837,346

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 2.5%
CBS Corp.Class B	20,514	$299,094
Comcast Corp.Class A	88,477	1,736,803
The DIRECTV Group, Inc. (a)	17,500	457,975
Gannett Co., Inc.	6,970	117,863
The McGraw-Hill Cos., Inc.	9,760	308,514
Meredith Corp.	1,144	32,078
New York Times Co.Class A	3,565	50,944
News Corp.Class A	69,400	832,106
Scripps Networks Interactive Class A	2,700	98,037
Time Warner, Inc.	107,808	1,413,363
Viacom, Inc.Class B (a)	18,814	467,340
The Walt Disney Co.	56,932	1,747,243
Washington Post Co.Class B	182	101,330
		7,662,690
Metal Fabricate & Hardware - 0.1%
Precision Castparts Corp.	4,200	330,876
Mining - 0.6%
Alcoa, Inc.	24,788	559,713
Freeport-McMoRan Copper & Gold, Inc.	11,633	661,336
Newmont Mining Corp.	13,709	531,361
Titanium Metals Corp.	2,800	31,752
Vulcan Materials Co.	3,310	246,595
		2,030,757
Office Equipment/Supplies - 0.2%
Pitney Bowes, Inc.	6,202	206,279
Xerox Corp.	27,414	316,083
		522,362
Oil & Gas - 10.4%
Anadarko Petroleum Corp.	14,044	681,274
Apache Corp.	10,000	1,042,800
Cabot Oil & Gas Corp.	3,000	108,420
Chesapeake Energy Corp.	15,659	561,532
Chevron Corp.	62,266	5,135,700
ConocoPhillips	46,490	3,405,392
Devon Energy Corp.	13,470	1,228,464
ENSCO International, Inc.	4,400	253,572
EOG Resources, Inc.	7,500	670,950
Exxon Mobil Corp.	157,536	12,234,246
Hess Corp.	8,517	699,075
Marathon Oil Corp.	21,480	856,408
Murphy Oil Corp.	5,800	372,012
Nabors Industries Ltd. (a)	8,630	215,060
Noble Corp.	8,080	354,712
Noble Energy, Inc.	5,300	294,627
Occidental Petroleum Corp.	24,708	1,740,679
Pioneer Natural Resources Co.	3,600	188,208
Questar Corp.	5,200	212,784
Range Resources Corp.	4,700	201,489
Rowan Cos., Inc.	3,521	107,566

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Southwestern Energy Co. (a)	10,400	$317,616
Sunoco, Inc.	3,586	127,590
Tesoro Corp.	4,300	70,907
Valero Energy Corp.	16,100	487,830
XTO Energy, Inc.	16,451	765,300
		32,334,213
Oil & Gas Services - 2.3%
Baker Hughes, Inc.	9,398	568,955
BJ Services Co.	9,100	174,083
Cameron International Corp. (a)	6,600	254,364
Halliburton Co.	26,213	849,039
National Oilwell Varco, Inc. (a)	12,500	627,875
Schlumberger Ltd.	36,278	2,832,949
Smith International, Inc.	6,572	385,382
Transocean, Inc. (a)	9,599	1,054,354
Weatherford International Ltd. (a)	20,676	519,795
		7,266,796
Packaging & Containers - 0.1%
Ball Corp.	2,920	115,311
Bemis Co., Inc.	3,066	80,360
Pactiv Corp. (a)	4,159	103,268
Sealed Air Corp.	4,882	107,355
		406,294
Pharmaceuticals - 5.9%
Abbott Laboratories	47,098	2,711,903
Allergan, Inc.	9,332	480,598
AmerisourceBergen Corp.	4,852	182,678
Barr Pharmaceuticals, Inc. (a)	3,300	215,490
Bristol-Myers Squibb Co.	59,642	1,243,536
Cardinal Health, Inc.	10,869	535,624
Eli Lilly & Co.	29,995	1,320,680
Express Scripts, Inc. (a)	7,466	551,140
Forest Laboratories, Inc. (a)	9,280	262,438
Gilead Sciences, Inc. (a)	28,188	1,284,809
Hospira, Inc. (a)	4,839	184,850
King Pharmaceuticals, Inc. (a)	7,567	72,492
Medco Health Solutions, Inc. (a)	15,240	685,800
Merck & Co., Inc.	64,615	2,039,249
Mylan, Inc. (a)	8,624	98,486
Patterson Cos., Inc. (a)	3,300	100,353
Pfizer, Inc.	205,441	3,788,332
Schering-Plough Corp.	48,788	901,114
Watson Pharmaceuticals, Inc. (a)	3,370	96,045
Wyeth	40,156	1,483,363
		18,238,980
Pipelines - 0.4%
El Paso Corp.	21,146	269,823
Spectra Energy Corp.	19,086	454,247

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	17,718	$419,031
		1,143,101
Real Estate - 0.0%
CB Richard Ellis Group, Inc.Class A (a)	5,600	74,872
Real Estate Investment Trusts (REITS) - 1.2%
Apartment Investment & Management Co.Class A	2,715	95,079
AvalonBay Communities, Inc.	2,300	226,366
Boston Properties, Inc.	3,600	337,176
Developers Diversified Realty Corp.	3,700	117,253
Equity Residential	8,400	373,044
General Growth Properties, Inc.	6,900	104,190
HCP, Inc.	7,281	292,187
Host Hotels & Resorts, Inc.	15,700	208,653
Kimco Realty Corp.	7,500	277,050
Prologis	7,800	321,906
Public Storage	3,920	388,119
Simon Property Group, Inc.	6,800	659,600
Vornado Realty Trust	4,100	372,895
		3,773,518
Retail - 5.9%
Abercrombie & Fitch Co.Class A	2,700	106,515
AutoNation, Inc. (a)	3,268	36,732
AutoZone, Inc. (a)	1,254	154,668
Bed Bath & Beyond, Inc. (a)	7,950	249,710
Best Buy Co., Inc.	10,395	389,813
Big Lots, Inc. (a)	2,474	68,851
Coach, Inc. (a)	10,300	257,912
Costco Wholesale Corp.	13,142	853,310
CVS Caremark Corp.	43,083	1,450,174
Darden Restaurants, Inc.	4,392	125,743
Dillard's, Inc.Class A	2,101	24,792
Family Dollar Stores, Inc.	4,351	103,119
Gamestop Corp.Class A (a)	5,000	171,050
The Gap, Inc.	13,545	240,830
The Home Depot, Inc.	51,115	1,323,367
J.C. Penney Co., Inc.	6,709	223,678
Jones Apparel Group, Inc.	2,596	48,052
Kohl's Corp. (a)	9,323	429,604
Limited Brands, Inc.	8,630	149,472
Liz Claiborne, Inc.	2,874	47,220
Lowe's Cos., Inc.	44,064	1,043,876
Macy's, Inc.	12,700	228,346
McDonald's Corp.	34,177	2,108,721
Nordstrom, Inc.	4,870	140,353
Office Depot, Inc. (a)	8,565	49,848
Polo Ralph Lauren Corp.	1,700	113,288
RadioShack Corp.	4,281	73,976
Sears Holdings Corp. (a)	1,708	159,698
Staples, Inc.	21,359	480,577
Starbucks Corp. (a)	21,898	325,623
Target Corp.	22,868	1,121,675

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	3,792	$134,692
The TJX Cos., Inc.	12,976	396,028
Wal-Mart Stores, Inc.	68,034	4,074,556
Walgreen Co.	29,804	922,732
Wendy's/Arby's Group, Inc.	8,694	45,729
Yum! Brands, Inc.	14,396	469,454
		18,343,784
Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	15,600	287,820
Sovereign Bancorp, Inc.	14,855	58,677
		346,497
Semiconductors - 2.3%
Advanced Micro Devices, Inc. (a)	18,360	96,390
Altera Corp.	9,120	188,601
Analog Devices, Inc.	8,770	231,089
Applied Materials, Inc.	40,706	615,882
Broadcom Corp.Class A (a)	13,447	250,518
Intel Corp.	170,887	3,200,713
KLA-Tencor Corp.	5,306	167,935
Linear Technology Corp.	6,730	206,342
LSI Corp. (a)	19,428	104,134
MEMC Electronic Materials, Inc. (a)	6,900	194,994
Microchip Technology, Inc.	5,600	164,808
Micron Technology, Inc. (a)	22,717	92,004
National Semiconductor Corp.	5,896	101,470
Novellus Systems, Inc. (a)	3,150	61,866
Nvidia Corp. (a)	17,200	184,212
QLogic Corp. (a)	4,300	66,048
Teradyne, Inc. (a)	5,460	42,643
Texas Instruments, Inc.	39,826	856,259
Xilinx, Inc.	8,511	199,583
		7,025,491
Software - 3.7%
Adobe Systems, Inc. (a)	16,012	631,993
Autodesk, Inc. (a)	6,780	227,469
BMC Software, Inc. (a)	5,765	165,052
CA, Inc.	11,829	236,107
Citrix Systems, Inc. (a)	5,592	141,254
Compuware Corp. (a)	8,078	78,276
Electronic Arts, Inc. (a)	9,700	358,803
Fidelity National Information Services, Inc.	5,100	94,146
Fiserv, Inc. (a)	4,921	232,862
IMS Health, Inc.	5,724	108,241
Intuit, Inc. (a)	9,720	307,249
Microsoft Corp.	238,208	6,357,771
Novell, Inc. (a)	11,076	56,931
Oracle Corp. (a)	119,461	2,426,253
Salesforce.com, Inc. (a)	3,100	150,040
		11,572,447

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications - 5.6%
American Tower Corp.Class A (a)	12,100	$435,237
AT&T, Inc.	178,895	4,994,748
CenturyTel, Inc.	3,231	118,416
Ciena Corp. (a)	2,748	27,700
Cisco Systems, Inc. (a)	178,573	4,028,607
Corning, Inc.	47,391	741,195
Embarq Corp.	4,527	183,570
Frontier Communications Corp.	10,101	116,162
Harris Corp.	3,800	175,560
JDS Uniphase Corp. (a)	7,098	60,049
Juniper Networks, Inc. (a)	16,000	337,120
Motorola, Inc.	68,609	489,868
Qualcomm, Inc.	50,060	2,151,078
Qwest Communications International, Inc.	45,858	148,121
Sprint Nextel Corp.	85,859	523,740
Tellabs, Inc. (a)	12,312	49,987
Verizon Communications, Inc.	85,916	2,757,045
Windstream Corp.	13,431	146,935
		17,485,138
Textiles - 0.0%
Cintas Corp.	3,990	114,553
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	3,791	131,623
Mattel, Inc.	10,889	196,438
		328,061
Transportation - 2.1%
Burlington Northern Santa Fe Corp.	8,593	794,251
C.H. Robinson Worldwide, Inc.	5,100	259,896
CSX Corp.	12,230	667,391
Expeditors International of Washington, Inc.	6,500	226,460
FedEx Corp.	9,303	735,309
Norfolk Southern Corp.	11,389	754,066
Ryder System, Inc.	1,782	110,484
Union Pacific Corp.	15,434	1,098,283
United Parcel Service, Inc.Class B	30,600	1,924,434
		6,570,574
TOTAL COMMON STOCK (Cost $289,253,258)		308,902,321
TOTAL EQUITIES (Cost $289,253,258)		308,902,321
TOTAL LONG-TERM INVESTMENTS (Cost $289,253,258)		308,902,321
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$1,100,607	1,100,607

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Discount Notes - 0.1%
U.S. Treasury Bill (c) 2.060% 12/04/08	$345,000	$341,822
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444,344)		1,442,429
TOTAL INVESTMENTS - 100.1% (Cost $290,697,602) (d)		310,344,750
Other Assets/ (Liabilities) - (0.1)%		(210,393)
NET ASSETS - 100.0%		$310,134,357

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $1,100,635. Collateralized by U.S. Government Agency obligations with rates ranging from 4.592% -
      4.719%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $1,123,223.

(c) This security is held as collateral for open futures contracts. (Note 2).
(d) See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.5%
COMMON STOCK - 99.5%
Advertising - 0.6%
Omnicom Group, Inc.	2,050	$79,048
Aerospace & Defense - 1.9%
General Dynamics Corp.	1,900	139,878
Lockheed Martin Corp.	950	104,186
Rockwell Collins, Inc.	150	7,214
United Technologies Corp.	250	15,015
		266,293
Banks - 3.2%
The Bank of New York Mellon Corp.	2,100	68,418
Northern Trust Corp.	2,100	151,620
State Street Corp.	4,000	227,520
		447,558
Beverages - 0.9%
The Coca-Cola Co.	200	10,576
PepsiCo, Inc.	1,650	117,596
		128,172
Biotechnology - 4.3%
Amgen, Inc. (a)	900	53,343
Celgene Corp. (a)	3,650	230,972
Genentech, Inc. (a)	3,500	310,380
		594,695
Chemicals - 3.8%
Monsanto Co.	2,500	247,450
Potash Corp. of Saskatchewan	850	112,208
Praxair, Inc.	2,300	165,002
		524,660
Commercial Services - 5.3%
Accenture Ltd.Class A	3,850	146,300
Automatic Data Processing, Inc.	4,850	207,337
Mastercard, Inc.Class A	400	70,932
McKesson Corp.	2,200	118,382
Monster Worldwide, Inc. (a)	1,650	24,602
Visa, Inc.Class A	1,300	79,807
Western Union Co.	4,000	98,680
		746,040
Computers - 4.3%
Apple, Inc. (a)	3,050	346,663
Dell, Inc. (a)	4,250	70,040
EMC Corp. (a)	3,250	38,870

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett-Packard Co.	3,300	$152,592
		608,165
Cosmetics & Personal Care - 0.1%
The Procter & Gamble Co.	300	20,907
Distribution & Wholesale - 0.3%
Fastenal Co.	900	44,451
Diversified Financial - 7.1%
American Express Co.	150	5,315
Ameriprise Financial, Inc.	3,100	118,420
BlackRock, Inc.	350	68,075
The Charles Schwab Corp.	3,300	85,800
Citigroup, Inc.	2,500	51,275
CME Group, Inc.	200	74,302
Credit Suisse Group Sponsored ADR (Switzerland)	300	14,484
Franklin Resources, Inc.	2,550	224,731
The Goldman Sachs Group, Inc.	1,400	179,200
IntercontinentalExchange, Inc. (a)	750	60,510
Merrill Lynch & Co., Inc.	900	22,770
Morgan Stanley	3,850	88,550
		993,432
Electronics - 0.2%
Thermo Fisher Scientific, Inc. (a)	350	19,250
Tyco Electronics Ltd.	300	8,298
		27,548
Engineering & Construction - 0.1%
Foster Wheeler Ltd. (a)	100	3,611
McDermott International, Inc. (a)	600	15,330
		18,941
Entertainment - 0.1%
International Game Technology	1,100	18,898
Foods - 0.1%
Sysco Corp.	350	10,791
Health Care -Products - 7.1%
Alcon, Inc.	750	121,133
Baxter International, Inc.	2,000	131,260
Becton, Dickinson & Co.	900	72,234
Covidien Ltd.	1,200	64,512
Intuitive Surgical, Inc. (a)	150	36,147
Medtronic, Inc.	4,450	222,945
St. Jude Medical, Inc. (a)	3,950	171,785
Stryker Corp.	2,700	168,210
		988,226
Health Care -Services - 2.1%
Aetna, Inc.	4,050	146,245
Humana, Inc. (a)	2,250	92,700
WellPoint, Inc. (a)	1,150	53,786
		292,731

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance - 0.2%
Prudential Financial, Inc.	400	$28,800
Internet - 8.3%
Amazon.com, Inc. (a)	4,950	360,162
eBay, Inc. (a)	3,500	78,330
Expedia, Inc. (a)	3,100	46,841
Google, Inc.Class A (a)	1,150	460,598
McAfee, Inc. (a)	2,650	89,994
Tencent Holdings Ltd.	4,400	31,692
VeriSign, Inc. (a)	3,350	87,368
		1,154,985
Iron & Steel - 0.2%
Nucor Corp.	900	35,550
Lodging - 1.4%
Las Vegas Sands Corp. (a)	1,700	61,387
Marriott International, Inc.Class A	2,700	70,443
MGM MIRAGE (a)	2,049	58,396
		190,226
Machinery - Construction & Mining - 0.4%
Joy Global, Inc.	1,100	49,654
Machinery -Diversified - 0.2%
Deere & Co.	500	24,750
Manufacturing - 4.2%
Danaher Corp.	5,850	405,990
General Electric Co.	1,000	25,500
Illinois Tool Works, Inc.	1,550	68,897
Tyco International Ltd.	2,500	87,550
		587,937
Media - 1.5%
Discovery Communications, Inc., Series A (a)	2,825	40,256
Discovery Communications, Inc., Series C (a)	1,525	21,594
The McGraw-Hill Cos., Inc.	3,850	121,699
Shaw Communications, Inc. Class B	1,200	24,396
		207,945
Mining - 0.8%
BHP Billiton Ltd.	138	3,548
Freeport-McMoRan Copper & Gold, Inc.	1,850	105,172
		108,720
Oil & Gas - 3.5%
Chevron Corp.	800	65,984
EOG Resources, Inc.	1,450	129,717
Exxon Mobil Corp.	2,850	221,331
Murphy Oil Corp.	50	3,207
Petroleo Brasileiro SA Sponsored ADR (Brazil)	1,700	63,614
		483,853

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services - 6.2%
Baker Hughes, Inc.	1,800	$108,972
FMC Technologies, Inc. (a)	500	23,275
Schlumberger Ltd.	5,500	429,495
Smith International, Inc.	5,100	299,064
		860,806
Pharmaceuticals - 6.7%
Allergan, Inc.	2,500	128,750
Express Scripts, Inc. (a)	1,450	107,039
Gilead Sciences, Inc. (a)	6,500	296,270
Medco Health Solutions, Inc. (a)	3,900	175,500
Novartis AG	69	3,626
Roche Holding AG	556	87,068
Schering-Plough Corp.	750	13,852
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	500	22,895
Wyeth	2,850	105,279
		940,279
Retail - 6.6%
Bed Bath & Beyond, Inc. (a)	2,400	75,384
Coach, Inc. (a)	1,900	47,576
Costco Wholesale Corp.	1,150	74,670
CVS Caremark Corp.	4,700	158,202
Kohl's Corp. (a)	2,950	135,936
McDonald's Corp.	1,950	120,315
Wal-Mart Stores, Inc.	3,550	212,609
Yum! Brands, Inc.	3,000	97,830
		922,522
Semiconductors - 2.7%
Altera Corp.	1,000	20,680
Broadcom Corp.Class A (a)	1,350	25,151
Intel Corp.	5,150	96,459
Marvell Technology Group Ltd. (a)	11,650	108,345
Xilinx, Inc.	5,700	133,665
		384,300
Software - 6.3%
Adobe Systems, Inc. (a)	1,900	74,993
Autodesk, Inc. (a)	2,900	97,295
Electronic Arts, Inc. (a)	3,350	123,916
Fiserv, Inc. (a)	2,400	113,568
Intuit, Inc. (a)	1,500	47,415
Microsoft Corp.	13,850	369,656
Oracle Corp. (a)	2,750	55,853
		882,696
Telecommunications - 7.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	4,450	206,302
American Tower Corp.Class A (a)	5,500	197,835
AT&T, Inc.	100	2,792
Cisco Systems, Inc. (a)	7,550	170,328
Juniper Networks, Inc. (a)	9,150	192,791

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	1,300	$18,187
Nokia Oyj Sponsored ADR (Finland)	100	1,865
Qualcomm, Inc.	4,550	195,513
		985,613
Toys, Games & Hobbies - 1.2%
Nintendo Co. Ltd.	400	167,182
Transportation - 0.5%
Expeditors International of Washington, Inc.	800	27,872
Union Pacific Corp.	600	42,697
		70,569
TOTAL COMMON STOCK (Cost $16,457,422)		13,896,943
TOTAL EQUITIES (Cost $16,457,422)		13,896,943
RIGHTS - 0.0%
Computers - 0.0%
Seagate Technology (a) (b)	11,100	0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG-TERM INVESTMENTS (Cost $16,457,422)		13,896,943
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$40,168	40,168
TOTAL SHORT-TERM INVESTMENTS (Cost $40,168)		40,168
TOTAL INVESTMENTS - 99.8% (Cost $16,497,590) (d)		13,937,111
Other Assets/ (Liabilities) - 0.2%		29,348
NET ASSETS - 100.0%		$13,966,459

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $40,169. Collateralized by U.S. Government Agency obligations with a rate of 4.128%, maturity date of 5/01/34, and an aggregate market value, including accrued interest, of $41,294.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.7%
COMMON STOCK - 98.7%
Advertising - 0.4%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	617	$17,592
Lamar Advertising Co.Class A (a)	390	12,047
		29,639
Airlines - 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	614	13,772
Auto Manufacturers - 1.1%
Paccar, Inc.	2,180	83,254
Beverages - 0.2%
Hansen Natural Corp. (a)	490	14,822
Biotechnology - 7.6%
Amgen, Inc. (a)	2,676	158,607
Biogen Idec, Inc. (a)	1,686	84,789
Celgene Corp. (a)	2,415	152,821
Genzyme Corp. (a)	1,826	147,705
Vertex Pharmaceuticals, Inc. (a)	781	25,960
		569,882
Chemicals - 0.5%
Sigma-Aldrich Corp.	652	34,178
Commercial Services - 1.6%
Apollo Group, Inc.Class A (a)	872	51,710
Monster Worldwide, Inc. (a)	683	10,183
Paychex, Inc.	1,827	60,346
		122,239
Computers - 15.6%
Apple, Inc. (a)	6,649	755,725
Cadence Design Systems, Inc. (a)	1,426	9,640
Cognizant Technology Solutions Corp.Class A (a)	1,498	34,199
Dell, Inc. (a)	3,923	64,651
Logitech International SA (a)	925	21,571
NetApp, Inc. (a)	1,888	34,418
Research In Motion Ltd. (a)	3,036	207,359
SanDisk Corp. (a)	1,134	22,170
Sun Microsystems, Inc. (a)	1,825	13,870
		1,163,603
Distribution & Wholesale - 0.5%
Fastenal Co.	779	38,475
Electronics - 1.3%
Flextronics International Ltd. (a)	4,884	34,579
FLIR Systems, Inc. (a)	764	29,353

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Garmin Ltd. (a)	1,056	$35,840
		99,772
Engineering & Construction - 0.4%
Foster Wheeler Ltd. (a)	810	29,249
Environmental Controls - 0.4%
Stericycle, Inc. (a)	487	28,689
Foods - 0.2%
Whole Foods Market, Inc.	740	14,822
Health Care -Products - 1.4%
Henry Schein, Inc. (a)	475	25,574
Hologic, Inc. (a)	1,478	28,570
Intuitive Surgical, Inc. (a)	210	50,606
		104,750
Internet - 11.7%
Akamai Technologies, Inc. (a)	851	14,841
Amazon.com, Inc. (a)	1,530	111,323
Baidu.com Sponsored ADR (Cayman Islands) (a)	143	35,497
Check Point Software Technologies Ltd. (a)	1,139	25,901
eBay, Inc. (a)	5,250	117,495
Expedia, Inc. (a)	1,485	22,438
Google, Inc.Class A (a)	781	312,806
IAC/InterActiveCorp (a)	765	13,235
Liberty Media Holding Corp. Interactive Class A (a)	2,878	37,155
Symantec Corp. (a)	4,710	92,222
VeriSign, Inc. (a)	1,005	26,210
Yahoo!, Inc. (a)	3,568	61,726
		870,849
Iron & Steel - 0.3%
Steel Dynamics, Inc.	1,111	18,987
Lodging - 0.7%
Wynn Resorts Ltd.	608	49,637
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	561	25,324
Media - 4.5%
Comcast Corp.Class A	7,709	151,328
The DIRECTV Group, Inc. (a)	4,402	115,200
Discovery Communications, Inc., Series A (a)	628	8,949
DISH Network Corp.Class A (a)	1,154	24,234
Liberty Global, Inc.Class A (a)	873	26,452
Sirius Satellite Radio, Inc. (a)	18,165	10,354
		336,517
Pharmaceuticals - 7.4%
Amylin Pharmaceuticals, Inc. (a)	731	14,781
Cephalon, Inc. (a)	348	26,967
DENTSPLY International, Inc.	754	28,305
Express Scripts, Inc. (a)	1,185	87,477
Gilead Sciences, Inc. (a)	4,880	222,430

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc. (a)	614	$18,672
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,389	155,182
		553,814
Retail - 4.8%
Bed Bath & Beyond, Inc. (a)	1,856	58,297
Costco Wholesale Corp.	1,217	79,020
PetSmart, Inc.	702	17,346
Sears Holdings Corp. (a)	720	67,320
Staples, Inc.	2,610	58,725
Starbucks Corp. (a)	5,441	80,908
		361,616
Semiconductors - 7.8%
Altera Corp.	2,320	47,978
Applied Materials, Inc.	3,738	56,556
Broadcom Corp.Class A (a)	2,149	40,036
Intel Corp.	10,582	198,201
KLA-Tencor Corp.	1,103	34,910
Lam Research Corp. (a)	721	22,704
Linear Technology Corp.	1,597	48,964
Marvell Technology Group Ltd. (a)	3,039	28,263
Microchip Technology, Inc.	812	23,897
Nvidia Corp. (a)	2,896	31,016
Xilinx, Inc.	2,014	47,228
		579,753
Software - 16.5%
Activision Blizzard, Inc. (a)	6,307	97,317
Adobe Systems, Inc. (a)	2,796	110,358
Autodesk, Inc. (a)	1,284	43,078
CA, Inc.	2,639	52,674
Citrix Systems, Inc. (a)	1,151	29,074
Electronic Arts, Inc. (a)	1,718	63,549
Fiserv, Inc. (a)	1,124	53,188
Infosys Technologies Ltd. Sponsored ADR (India)	615	20,486
Intuit, Inc. (a)	2,212	69,921
Microsoft Corp.	16,940	452,129
Oracle Corp. (a)	11,651	236,632
		1,228,406
Telecommunications - 11.8%
Cisco Systems, Inc. (a)	11,325	255,492
Juniper Networks, Inc. (a)	1,900	40,033
Leap Wireless International, Inc. (a)	383	14,592
Level 3 Communications, Inc. (a)	8,144	21,989
Millicom International Cellular SA	554	38,043
NII Holdings, Inc. (a)	871	33,028
Qualcomm, Inc.	10,678	458,834
Virgin Media, Inc.	2,002	15,816
		877,827
Textiles - 0.4%
Cintas Corp.	973	27,935

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation - 1.1%
C.H. Robinson Worldwide, Inc.	890	$45,354
Expeditors International of Washington, Inc.	1,150	40,066
		85,420
TOTAL COMMON STOCK (Cost $7,295,086)		7,363,231
TOTAL EQUITIES (Cost $7,295,086)		7,363,231
TOTAL LONG-TERM INVESTMENTS (Cost $7,295,086)		7,363,231
	Principal Amount
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$72,604	72,604
Discount Notes - 0.7%
U.S. Treasury Bill (c) 2.060% 12/04/08	50,000	49,539
TOTAL SHORT-TERM INVESTMENTS (Cost $122,420)		122,143
TOTAL INVESTMENTS - 100.4% (Cost $7,417,506) (d)		7,485,374
Other Assets/ (Liabilities) - (0.4)%		(26,738)
NET ASSETS - 100.0%		$7,458,636

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $72,605. Collateralized by U.S. Government Agency obligations with a rate of 3.557%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $74,426.

(c) This security is held as collateral for open futures contracts. (Note 2).
(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 90.5%
COMMON STOCK - 90.5%
Advertising - 0.2%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	15,830	$451,313
Aerospace & Defense - 1.6%
Aerovironment, Inc. (a)	32,500	1,038,375
Cubic Corp.	9,200	226,228
Esterline Technologies Corp. (a)	14,900	589,891
Teledyne Technologies, Inc. (a)	25,190	1,439,860
		3,294,354
Airlines - 0.2%
JetBlue Airways Corp. (a)	71,500	353,925
Apparel - 0.1%
Asics Corp.	38,510	301,069
Automotive & Parts - 0.5%
Tenneco, Inc. (a)	38,400	408,192
Titan International, Inc.	14,270	304,236
TRW Automotive Holdings Corp. (a)	24,400	388,204
		1,100,632
Banks - 1.5%
Comerica, Inc.	3,710	121,651
International Bancshares Corp.	7,210	194,670
Signature Bank (a)	12,200	425,536
UCBH Holdings, Inc.	38,200	244,862
UMB Financial Corp.	15,300	803,556
West Coast Bancorp	38,000	557,080
Westamerica Bancorp	13,800	793,914
		3,141,269
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	7,470	293,571
Arena Pharmaceuticals, Inc. (a)	17,320	86,600
Celera Corp. (a)	83,970	1,297,336
Charles River Laboratories International, Inc. (a)	7,030	390,376
Cougar Biotechnology, Inc. (a)	20,900	697,851
Human Genome Sciences, Inc. (a)	136,000	863,600
Incyte Corp. (a)	58,500	447,525
Regeneron Pharmaceuticals, Inc. (a)	46,430	1,013,567
		5,090,426
Building Materials - 0.3%
Interline Brands, Inc. (a)	12,600	204,246
Lennox International, Inc.	10,100	336,027
		540,273

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals - 1.8%
FMC Corp.	9,424	$484,299
Hercules, Inc.	63,300	1,252,707
Kingboard Chemical Holdings Ltd.	53,130	179,969
Minerals Technologies, Inc.	13,400	795,424
Quaker Chemical Corp.	12,360	351,766
Solutia, Inc. (a)	46,620	652,680
		3,716,845
Coal - 0.4%
Foundation Coal Holdings, Inc.	22,750	809,445
Commercial Services - 7.5%
AerCap Holdings NV (a)	37,000	392,570
Alliance Data Systems Corp. (a)	4,230	268,097
American Public Education, Inc. (a)	40,700	1,964,996
Bankrate, Inc. (a)	64,200	2,498,022
Bowne & Co., Inc.	50,900	587,895
Capella Education Co. (a)	24,900	1,067,214
CoStar Group, Inc. (a)	41,600	1,888,224
Healthspring, Inc. (a)	14,300	302,588
Hill International, Inc. (a)	10,490	145,287
Interactive Data Corp.	17,920	451,942
ITT Educational Services, Inc. (a)	5,970	483,033
Net 1 UEPS Technologies, Inc. (a)	15,680	350,134
Pharmaceutical Product Development, Inc.	18,310	757,119
Resources Connection, Inc. (a)	9,990	225,075
Riskmetrics Group, Inc. (a)	72,900	1,426,653
Robert Half International, Inc.	31,300	774,675
VistaPrint Ltd. (a)	63,550	2,086,982
		15,670,506
Computers - 3.0%
CACI International, Inc.Class A (a)	12,770	639,777
MICROS Systems, Inc. (a)	121,200	3,231,192
Riverbed Technology, Inc. (a)	140,900	1,764,068
SYKES Enterprises, Inc. (a)	23,400	513,864
		6,148,901
Cosmetics & Personal Care - 1.5%
Alberto-Culver Co.	111,500	3,037,260
Distribution & Wholesale - 2.8%
Beacon Roofing Supply, Inc. (a)	22,400	349,888
Ingram Micro, Inc.Class A (a)	76,700	1,232,569
LKQ Corp. (a)	173,988	2,952,576
Owens & Minor, Inc.	12,800	620,800
Pool Corp.	19,000	443,270
WESCO International, Inc. (a)	9,300	299,274
		5,898,377
Diversified Financial - 2.4%
Advanta Corp.Class B	69,400	571,162
CIT Group, Inc.	56,800	395,328
Equitable Group, Inc.	30,600	550,563

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Financial Federal Corp.	75,987	$1,741,622
JMP Group, Inc.	75,100	390,520
The NASDAQ OMX Group, Inc. (a)	22,500	687,825
Waddell & Reed Financial, Inc.Class A	23,200	574,200
		4,911,220
Electric - 0.3%
ITC Holdings Corp.	11,500	595,355
Electrical Components & Equipment - 0.3%
Sunpower Corp.Class B (a)	9,627	664,742
Electronics - 0.6%
Axsys Technologies, Inc. (a)	3,160	186,250
FLIR Systems, Inc. (a)	18,090	695,018
Itron, Inc. (a)	4,267	377,758
		1,259,026
Energy - Alternate Sources - 0.5%
Covanta Holding Corp. (a)	34,200	818,748
GT Solar International, Inc. (a)	23,500	254,975
		1,073,723
Engineering & Construction - 1.1%
Aecom Technology Corp. (a)	29,960	732,222
Chicago Bridge & Iron Co. NV	80,550	1,549,782
		2,282,004
Entertainment - 2.7%
Churchill Downs, Inc.	17,900	876,742
DreamWorks Animation SKG, Inc.Class A (a)	44,500	1,399,525
Scientific Games Corp.Class A (a)	71,900	1,655,138
Vail Resorts, Inc. (a)	45,200	1,579,740
		5,511,145
Environmental Controls - 1.1%
American Ecology Corp.	16,070	444,657
TETRA Technologies, Inc. (a)	19,050	458,343
Waste Connections, Inc. (a)	40,530	1,390,179
		2,293,179
Foods - 0.7%
Pilgrim's Pride Corp.	37,600	93,624
Ralcorp Holdings, Inc. (a)	20,930	1,410,891
		1,504,515
Gas - 0.7%
Southern Union Co.	29,000	598,850
UGI Corp.	30,300	781,134
		1,379,984
Hand & Machine Tools - 0.3%
Snap-on, Inc.	13,470	709,330
Health Care -Products - 3.4%
ABIOMED, Inc. (a)	78,500	1,393,375

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AngioDynamics, Inc. (a)	23,740	$375,092
Invacare Corp.	4,800	115,872
Kensey Nash Corp. (a)	26,700	839,982
Mindray Medical International Ltd. ADR (Cayman Islands)	6,140	207,102
Nuvasive, Inc. (a)	42,800	2,111,324
Orthovita, Inc. (a)	50,152	130,395
PSS World Medical, Inc. (a)	21,100	411,450
SSL International PLC	26,896	217,524
Volcano Corp. (a)	73,140	1,264,591
		7,066,707
Health Care -Services - 2.9%
Community Health Systems, Inc. (a)	28,300	829,473
Health Management Associates, Inc.Class A (a)	91,500	380,640
Health Net, Inc. (a)	41,170	971,612
Healthsouth Corp. (a)	41,880	771,848
Healthways, Inc. (a)	94,600	1,525,898
Icon PLC Sponsored ADR (Ireland) (a)	13,954	533,740
Psychiatric Solutions, Inc. (a)	12,430	471,719
Tenet Healthcare Corp. (a)	94,700	525,585
		6,010,515
Holding Company -Diversified - 0.2%
Liberty Acquisition Holdings Corp. (a)	47,680	424,352
Home Furnishing - 1.1%
DTS, Inc. (a)	47,250	1,314,968
TiVo, Inc. (a)	139,600	1,021,872
		2,336,840
Household Products - 0.3%
Jarden Corp. (a)	24,370	571,477
Insurance - 1.7%
Allied World Assurance Holdings Ltd.	21,700	770,784
Arch Capital Group Ltd. (a)	1,600	116,848
Employers Holdings, Inc.	43,100	749,078
Platinum Underwriters Holdings Ltd.	23,500	833,780
ProAssurance Corp. (a)	19,510	1,092,560
		3,563,050
Internet - 6.4%
Ariba, Inc. (a)	45,060	636,698
Art Technology Group, Inc. (a)	158,800	558,976
Constant Contact, Inc. (a)	159,540	2,723,348
Ctrip.com International Ltd. ADR (Cayman Islands)	3,440	132,818
DealerTrack Holdings, Inc. (a)	99,850	1,681,474
Equinix, Inc. (a)	5,010	347,995
LoopNet, Inc. (a)	111,650	1,097,519
McAfee, Inc. (a)	11,790	400,388
Netease.com Sponsored ADR (Cayman Islands) (a)	24,800	565,440
NutriSystem, Inc.	3,900	69,108
S1 Corp. (a)	102,700	628,524
Sapient Corp. (a)	97,400	723,682
Sina Corp. (a)	42,250	1,487,200

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Vocus, Inc. (a)	64,300	$2,183,628
		13,236,798
Lodging - 1.6%
Gaylord Entertainment Co. (a)	115,800	3,401,046
Machinery - Construction & Mining - 0.6%
Bucyrus International, Inc.Class A	26,000	1,161,680
Outotec OYJ	1,332	35,972
		1,197,652
Machinery -Diversified - 0.7%
Flowserve Corp.	3,850	341,765
Wabtec Corp.	22,700	1,162,921
		1,504,686
Manufacturing - 0.5%
Hansen Transmissions International NV (a)	145,509	606,290
Hexcel Corp. (a)	38,000	520,220
		1,126,510
Media - 1.6%
FactSet Research Systems, Inc.	64,622	3,376,500
Metal Fabricate & Hardware - 0.2%
Commercial Metals Co.	26,800	452,652
Mining - 0.2%
Century Aluminum Co. (a)	12,600	348,894
Oil & Gas - 3.8%
Arena Resources, Inc. (a)	15,860	616,161
Atwood Oceanics, Inc. (a)	12,000	436,800
Bill Barrett Corp. (a)	77,750	2,496,553
Comstock Resources, Inc. (a)	14,900	745,745
Encore Aquisition Co. (a)	7,190	300,398
Forest Oil Corp. (a)	10,320	511,872
Frontier Oil Corp.	19,200	353,664
Hercules Offshore, Inc. (a)	12,450	188,742
Penn Virginia Corp.	4,760	254,374
Rosetta Resources, Inc. (a)	40,100	736,236
St. Mary Land & Exploration Co.	9,920	353,648
Whiting Petroleum Corp. (a)	11,200	798,112
		7,792,305
Oil & Gas Services - 1.0%
CARBO Ceramics, Inc.	5,320	274,565
Dril-Quip, Inc. (a)	7,370	319,785
NATCO Group, Inc.Class A (a)	18,600	747,348
Tesco Corp. (a)	33,100	693,114
		2,034,812
Pharmaceuticals - 1.5%
Alkermes, Inc. (a)	59,580	792,414
Amylin Pharmaceuticals, Inc. (a)	24,800	501,456
Auxilium Pharmaceuticals, Inc. (a)	8,670	280,908

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cubist Pharmaceuticals, Inc. (a)	10,900	$242,307
The Medicines Co. (a)	30,780	714,711
Onyx Pharmaceuticals, Inc. (a)	7,020	253,984
Perrigo Co.	9,420	362,293
		3,148,073
Real Estate - 0.2%
China Everbright International Ltd.	2,397,000	397,829
Real Estate Investment Trusts (REITS) - 1.0%
American Campus Communities, Inc.	21,300	721,644
CapitalSource, Inc.	31,600	388,680
MFA Mortgage Investments, Inc.	79,800	518,700
Redwood Trust, Inc.	20,400	443,292
		2,072,316
Retail - 4.5%
Advance Auto Parts, Inc.	18,250	723,795
Big Lots, Inc. (a)	18,130	504,558
BJ's Wholesale Club, Inc. (a)	19,700	765,542
Collective Brands, Inc. (a)	28,500	521,835
Denny's Corp. (a)	270,600	698,148
Dick's Sporting Goods, Inc. (a)	15,710	307,602
Dufry Group	3,597	165,727
FGX International Holdings Ltd. (a)	18,380	203,467
Foot Locker, Inc.	23,690	382,830
Nu Skin Enterprises, Inc.Class A	57,500	932,650
O'Reilly Automotive, Inc. (a)	78,890	2,111,885
OfficeMax, Inc.	43,700	388,493
Papa John's International, Inc. (a)	20,500	556,780
Penske Auto Group, Inc.	51,000	584,970
Urban Outfitters, Inc. (a)	17,400	554,538
Zumiez, Inc. (a)	2,950	48,616
		9,451,436
Semiconductors - 1.8%
Brooks Automation, Inc. (a)	38,000	317,680
Cavium Networks, Inc. (a)	11,360	159,949
Cypress Semiconductor Corp. (a)	35,100	183,222
LDK Solar Co. Ltd. Sponsored ADR (Cayman Islands) (a)	4,840	145,297
Microsemi Corp. (a)	16,970	432,395
Netlogic Microsystems, Inc. (a)	18,600	562,464
ON Semiconductor Corp. (a)	183,490	1,240,392
Skyworks Solutions, Inc. (a)	46,980	392,753
Verigy Ltd. (a)	23,300	379,324
		3,813,476
Software - 12.4%
Allscripts Heathcare Solutions, Inc. (a)	152,700	1,899,588
Athenahealth, Inc. (a)	78,700	2,618,349
Blackbaud, Inc.	156,950	2,895,728
Blackboard, Inc. (a)	103,900	4,186,131
Cerner Corp. (a)	25,200	1,124,928
Commvault Systems, Inc. (a)	145,200	1,749,660

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Concur Technologies, Inc. (a)	60,240	$2,304,782
Eclipsys Corp. (a)	34,000	712,300
EPIQ Systems, Inc. (a)	58,959	801,842
MSCI, Inc.Class A (a)	7,950	190,800
Omnicell, Inc. (a)	97,400	1,280,810
Omniture, Inc. (a)	137,000	2,515,320
Phase Forward, Inc. (a)	38,800	811,308
Red Hat, Inc. (a)	82,040	1,236,343
RightNow Technologies, Inc. (a)	52,950	665,582
Solera Holdings, Inc. (a)	22,110	634,999
UBISOFT Entertainment (a)	3,012	208,982
		25,837,452
Storage & Warehousing - 0.1%
Mobile Mini, Inc. (a)	15,721	303,887
Telecommunications - 1.3%
Atheros Communications, Inc. (a)	42,720	1,007,337
Cellcom Israel Ltd.	23,210	697,693
NICE Systems Ltd. ADR (Israel) (a)	13,700	373,188
Powerwave Technologies, Inc. (a)	144,800	573,408
		2,651,626
Toys, Games & Hobbies - 0.3%
Marvel Entertainment, Inc. (a)	18,640	636,370
Transportation - 6.3%
Con-way, Inc.	22,700	1,001,297
Heartland Express, Inc.	13,100	203,312
Hub Group, Inc.Class A (a)	15,044	566,407
J.B. Hunt Transport Services, Inc.	118,040	3,938,995
Kansas City Southern (a)	125,835	5,582,040
Knight Transportation, Inc.	56,800	963,896
Landstar System, Inc.	5,480	241,449
Werner Enterprises, Inc.	8,700	188,877
YRC Worldwide, Inc. (a)	27,300	326,508
		13,012,781
Water - 0.3%
Companhia de Saneamento de Minas Gerais	58,200	605,241
TOTAL COMMON STOCK (Cost $203,003,164)		188,114,101
TOTAL EQUITIES (Cost $203,003,164)		188,114,101
MUTUAL FUND - 2.0%
INVESTMENT COMPANIES - 2.0%
iShares Russell 2000 Growth Index Fund	58,420	4,131,462
TOTAL MUTUAL FUNDS (Cost $4,616,549)		4,131,462
TOTAL MUTUAL FUNDS (Cost $4,616,549)		4,131,462

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $207,619,713)		$192,245,563
	Principal Amount
SHORT-TERM INVESTMENTS - 7.9%
Repurchase Agreement - 7.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$16,526,374	16,526,374
TOTAL SHORT-TERM INVESTMENTS (Cost $16,526,374)		16,526,374
TOTAL INVESTMENTS - 100.4% (Cost $224,146,087) (c)		208,771,937
Other Assets/ (Liabilities) - (0.4)%		(885,959)
NET ASSETS - 100.0%		$207,885,978

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $16,526,787. Collateralized by U.S. Government Agency obligations with rates ranging from 2.887% - 3.556%, maturity dates ranging from 5/25/34 - 6/15/34, and an aggregate market value, including accrued interest, of $16,863,704.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.3%
COMMON STOCK - 97.3%
Aerospace & Defense - 0.5%
Kaman Corp.	2,286	$65,105
Apparel - 3.5%
Iconix Brand Group, Inc. (a)	5,205	68,081
Steven Madden Ltd. (a)	3,100	76,818
True Religion Apparel, Inc. (a)	6,900	178,365
The Warnaco Group, Inc. (a)	3,300	149,457
		472,721
Automotive & Parts - 1.0%
Exide Technologies (a)	5,174	38,184
Fuel Systems Solutions, Inc. (a)	3,000	103,350
		141,534
Biotechnology - 6.8%
Alexion Pharmaceuticals, Inc. (a)	9,600	377,280
Bio-Rad Laboratories, Inc.Class A (a)	756	74,935
Illumina, Inc. (a)	11,570	468,932
		921,147
Commercial Services - 7.5%
Aaron Rents, Inc.	5,000	135,350
Corinthian Colleges, Inc. (a)	8,883	133,245
ITT Educational Services, Inc. (a)	1,300	105,183
K12, Inc. (a)	2,730	72,345
Kendle International, Inc. (a)	2,648	118,392
Kenexa Corp. (a)	3,083	48,681
PAREXEL International Corp. (a)	14,125	404,822
		1,018,018
Computers - 3.1%
iGate Corp. (a)	6,471	56,104
Integral Systems, Inc. (a)	7,700	159,929
MICROS Systems, Inc. (a)	3,344	89,151
Synaptics, Inc. (a)	3,750	113,325
		418,509
Distribution & Wholesale - 0.4%
WESCO International, Inc. (a)	1,581	50,877
Diversified Financial - 0.9%
Portfolio Recovery Associates, Inc. (a)	2,383	115,885
Electrical Components & Equipment - 2.1%
A-Power Energy Generation Systems Ltd. (a)	4,946	44,316
American Superconductor Corp. (a)	3,656	86,172
Greatbatch, Inc. (a)	2,613	64,123

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Powell Industries, Inc. (a)	2,100	$85,701
		280,312
Electronics - 4.0%
Axsys Technologies, Inc. (a)	3,200	188,608
Daktronics, Inc.	3,265	54,395
L-1 Identity Solutions, Inc. (a)	6,404	97,853
Sanmina-SCI Corp. (a)	91,500	128,100
Technitrol, Inc.	4,498	66,525
		535,481
Energy - Alternate Sources - 2.0%
Energy Conversion Devices, Inc. (a)	2,000	116,500
FuelCell Energy, Inc. (a)	9,705	58,521
Headwaters, Inc. (a)	7,130	95,186
		270,207
Engineering & Construction - 1.3%
Layne Christensen Co. (a)	2,253	79,824
URS Corp. (a)	2,714	99,522
		179,346
Environmental Controls - 0.3%
Darling International, Inc. (a)	3,923	43,584
Forest Products & Paper - 1.5%
Rock-Tenn Co.Class A	5,000	199,900
Health Care -Products - 9.5%
Bruker Corp. (a)	5,753	76,688
Cyberonics, Inc. (a)	3,640	61,880
Edwards Lifesciences Corp. (a)	1,600	92,416
Luminex Corp. (a)	4,297	107,468
Nuvasive, Inc. (a)	7,474	368,692
Thoratec Corp. (a)	12,647	331,984
Volcano Corp. (a)	6,903	119,353
Wright Medical Group, Inc. (a)	4,194	127,665
		1,286,146
Health Care -Services - 5.9%
Almost Family, Inc. (a)	6,000	237,300
Amedisys, Inc. (a)	4,000	194,680
Gentiva Health Services, Inc. (a)	4,625	124,597
Icon PLC Sponsored ADR (Ireland) (a)	6,300	240,975
		797,552
Household Products - 0.6%
Helen of Troy Ltd. (a)	3,478	79,194
Insurance - 0.7%
Argo Group International Holdings Ltd. (a)	2,761	101,743
Internet - 6.5%
1-800-Flowers.com, Inc. Class A (a)	9,200	55,384
Ariba, Inc. (a)	14,900	210,537
Asiainfo Holdings, Inc. (a)	8,775	80,554

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
CyberSources Corp. (a)	5,963	$96,064
NIC, Inc.	12,920	89,148
Sapient Corp. (a)	10,725	79,687
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	2,473	63,185
Sohu.com, Inc. (a)	2,100	117,075
TeleCommunication Systems, Inc.Class A (a)	13,300	91,903
		883,537
Machinery - Construction & Mining - 0.7%
Bucyrus International, Inc.Class A	1,987	88,779
Machinery -Diversified - 2.2%
Cognex Corp.	3,465	69,854
Roper Industries, Inc.	1,426	81,225
Wabtec Corp.	2,777	142,266
		293,345
Manufacturing - 0.6%
American Railcar Industries, Inc.	1,763	28,279
Ameron International Corp.	774	55,457
		83,736
Media - 1.1%
Central European Media Enterprises Ltd. (a)	2,214	144,796
Metal Fabricate & Hardware - 1.6%
Circor International, Inc.	1,173	50,943
Kaydon Corp.	3,527	158,927
		209,870
Office Furnishings - 0.6%
Herman Miller, Inc.	3,270	80,017
Oil & Gas - 0.3%
GMX Resources, Inc. (a)	925	44,215
Pharmaceuticals - 4.4%
Neogen Corp. (a)	3,000	84,540
PharMerica Corp. (a)	6,100	137,189
United Therapeutics Corp. (a)	3,500	368,095
		589,824
Retail - 11.5%
Aeropostale, Inc. (a)	3,700	118,807
America's Car-Mart, Inc. (a)	5,100	94,809
Big Lots, Inc. (a)	5,900	164,197
The Buckle, Inc.	3,100	172,174
Buffalo Wild Wings, Inc. (a)	4,100	164,984
Children's Place (a)	4,500	150,075
Ezcorp, Inc. (a)	14,000	263,200
The Finish Line, Inc.Class A	17,131	171,139
Jo-Ann Stores, Inc. (a)	5,300	111,194
Pier 1 Imports, Inc. (a)	14,130	58,357
The Wet Seal, Inc.Class A (a)	23,162	84,078
		1,553,014

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors - 4.4%
Advanced Analogic Technologies, Inc. (a)	7,499	$34,870
Anadigics, Inc. (a)	8,134	22,857
Emcore Corp. (a)	7,777	38,418
PMC-Sierra, Inc. (a)	22,300	165,466
QLogic Corp. (a)	10,700	164,352
Semtech Corp. (a)	6,176	86,217
Veeco Instruments, Inc. (a)	5,782	85,632
		597,812
Software - 10.0%
Blackboard, Inc. (a)	3,886	156,567
Compuware Corp. (a)	16,900	163,761
Concur Technologies, Inc. (a)	2,165	82,833
EPIQ Systems, Inc. (a)	4,646	63,185
FalconStor Software, Inc. (a)	7,056	37,820
Informatica Corp. (a)	6,133	79,668
ManTech International Corp.Class A (a)	4,800	284,592
SkillSoft PLC Sponsored ADR (Ireland) (a)	15,565	162,810
Sybase, Inc. (a)	5,500	168,410
SYNNEX Corp. (a)	2,758	61,614
The Ultimate Software Group, Inc. (a)	3,039	82,053
		1,343,313
Telecommunications - 1.8%
Centennial Communications Corp. (a)	14,895	92,945
Knology, Inc. (a)	4,647	37,501
NICE Systems Ltd. ADR (Israel) (a)	4,069	110,840
		241,286
TOTAL COMMON STOCK (Cost $14,128,085)		13,130,805
TOTAL EQUITIES (Cost $14,128,085)		13,130,805
WARRANTS - 0.0%
Internet - 0.0%
Latronix, Inc., Expires 02/09/11, Strike 4.68 (b)	99	0
TOTAL WARRANTS (Cost $0)		0
TOTAL LONG-TERM INVESTMENTS (Cost $14,128,085)		13,130,805
	Principal Amount
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$160,756	160,756
TOTAL SHORT-TERM INVESTMENTS (Cost $160,756)		160,756

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 98.5% (Cost $14,288,841) (d)	$13,291,561
Other Assets/ (Liabilities) - 1.5%	201,742
NET ASSETS - 100.0%	$13,493,303

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $160,760. Collateralized by U.S. Government Agency obligations with a rate of 2.890%, maturity date of 6/15/34, and an aggregate market value, including accrued interest, of $164,239.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 64.3%
COMMON STOCK - 64.0%
Advertising - 0.3%
Omnicom Group, Inc.	15,500	$597,680
Aerospace & Defense - 0.5%
United Technologies Corp.	15,700	942,942
Agriculture - 1.2%
Altria Group, Inc.	40,400	801,536
Philip Morris International, Inc.	26,800	1,289,080
		2,090,616
Airlines - 0.3%
Southwest Airlines Co.	40,100	581,851
Auto Manufacturers - 0.6%
Ford Motor Co. (a)	75,300	391,560
General Motors Corp.	17,500	165,375
Honda Motor Co. Ltd. Sponsored ADR (Japan)	16,700	502,837
		1,059,772
Automotive & Parts - 0.3%
Johnson Controls, Inc.	16,800	509,544
Banks - 2.5%
Bank of America Corp.	4,500	157,500
Fifth Third Bancorp	14,100	167,790
SunTrust Banks, Inc.	6,100	274,439
Wells Fargo & Co.	103,000	3,865,590
		4,465,319
Beverages - 1.6%
The Coca-Cola Co.	12,400	655,712
PepsiCo, Inc.	31,600	2,252,132
		2,907,844
Biotechnology - 2.7%
Celgene Corp. (a)	23,900	1,512,392
Genentech, Inc. (a)	38,100	3,378,708
		4,891,100
Chemicals - 0.9%
Celanese Corp.Class A	6,300	175,833
Monsanto Co.	7,000	692,860
Potash Corp. of Saskatchewan	5,700	752,457
		1,621,150
Commercial Services - 0.8%
Apollo Group, Inc.Class A (a)	4,200	249,060
Monster Worldwide, Inc. (a)	15,600	232,596

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	26,300	$868,689
		1,350,345
Computers - 2.9%
Affiliated Computer Services, Inc.Class A (a)	5,100	258,213
Apple, Inc. (a)	8,500	966,110
Brocade Communications Systems, Inc. (a)	112,400	654,168
Cognizant Technology Solutions Corp.Class A (a)	13,200	301,356
Dell, Inc. (a)	38,700	637,776
International Business Machines Corp.	3,800	444,448
NetApp, Inc. (a)	18,700	340,901
SanDisk Corp. (a)	62,800	1,227,740
Seagate Technology	18,200	220,584
Sun Microsystems, Inc. (a)	26,575	201,970
		5,253,266
Cosmetics & Personal Care - 0.2%
Bare Escentuals, Inc. (a)	15,800	171,746
The Estee Lauder Cos., Inc.Class A	4,713	235,226
		406,972
Diversified Financial - 4.3%
The Goldman Sachs Group, Inc.	22,000	2,816,000
JP Morgan Chase & Co.	103,000	4,810,100
		7,626,100
Electric - 0.7%
The AES Corp. (a)	17,800	208,082
Allegheny Energy, Inc.	7,300	268,421
CMS Energy Corp.	16,300	203,261
Edison International	9,000	359,100
Pinnacle West Capital Corp.	7,700	264,957
		1,303,821
Electrical Components & Equipment - 0.5%
Emerson Electric Co.	10,400	424,216
Energizer Holdings, Inc. (a)	5,600	451,080
		875,296
Electronics - 0.9%
Agilent Technologies, Inc. (a)	21,400	634,724
Flextronics International Ltd. (a)	34,200	242,136
Jabil Circuit, Inc.	66,900	638,226
		1,515,086
Energy - Alternate Sources - 0.1%
SunPower Corp.Class A (a)	3,300	234,069
Engineering & Construction - 0.5%
Fluor Corp.	15,000	835,500
Foods - 2.5%
Campbell Soup Co.	8,200	316,520
General Mills, Inc.	5,400	371,088
Kraft Foods, Inc.Class A	57,144	1,871,466
Sara Lee Corp.	104,100	1,314,783

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever NV NY Shares	17,700	$498,432
		4,372,289
Health Care -Products - 2.2%
Baxter International, Inc.	42,500	2,789,275
Medtronic, Inc.	24,200	1,212,420
		4,001,695
Health Care -Services - 1.2%
Aetna, Inc.	7,600	274,436
DaVita, Inc. (a)	16,500	940,665
UnitedHealth Group, Inc.	38,800	985,132
		2,200,233
Household Products - 0.2%
Jarden Corp. (a)	8,100	189,945
Kimberly-Clark Corp.	3,600	233,424
		423,369
Insurance - 1.7%
ACE Ltd.	1,800	97,434
AFLAC, Inc.	12,200	716,750
Ambac Financial Group, Inc.	5,600	13,048
Berkshire Hathaway, Inc.Class A (a)	5	653,000
Mercury General Corp.	5,200	284,700
The Progressive Corp.	27,700	481,980
XL Capital Ltd.Class A	45,700	819,858
		3,066,770
Internet - 2.4%
eBay, Inc. (a)	17,000	380,460
Google, Inc.Class A (a)	8,300	3,324,316
Yahoo!, Inc. (a)	29,400	508,620
		4,213,396
Iron & Steel - 0.6%
Allegheny Technologies, Inc.	22,900	676,695
Cleveland-Cliffs, Inc.	4,500	238,230
Nucor Corp.	3,900	154,050
		1,068,975
Leisure Time - 0.2%
Carnival Corp.	10,600	374,710
Lodging - 0.3%
Las Vegas Sands Corp. (a)	11,000	397,210
Wynn Resorts Ltd.	2,400	195,936
		593,146
Manufacturing - 2.3%
Danaher Corp.	6,300	437,220
General Electric Co.	101,100	2,578,050
Illinois Tool Works, Inc.	18,700	831,215
Tyco International Ltd.	6,600	231,132
		4,077,617

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 1.8%
CBS Corp.Class B	22,700	$330,966
Comcast Corp.Class A	16,650	326,840
Gannett Co., Inc.	30,300	512,373
Time Warner Cable, Inc.Class A (a)	20,700	500,940
Time Warner, Inc.	25,700	336,927
Viacom, Inc.Class B (a)	9,500	235,980
The Walt Disney Co.	33,600	1,031,184
		3,275,210
Mining - 0.8%
Barrick Gold Corp.	30,200	1,109,548
Vulcan Materials Co.	3,200	238,400
		1,347,948
Oil & Gas - 3.2%
Anadarko Petroleum Corp.	8,400	407,484
Chevron Corp.	10,800	890,784
ConocoPhillips	14,300	1,047,475
EOG Resources, Inc.	5,100	456,246
Exxon Mobil Corp.	10,400	807,664
Marathon Oil Corp.	38,300	1,527,021
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	9,800	578,298
		5,714,972
Oil & Gas Services - 1.4%
Baker Hughes, Inc.	4,400	266,376
BJ Services Co.	15,900	304,167
Schlumberger Ltd.	18,300	1,429,047
Weatherford International Ltd. (a)	18,900	475,146
		2,474,736
Pharmaceuticals - 5.5%
Abbott Laboratories	22,900	1,318,582
Allergan, Inc.	20,800	1,071,200
AstraZeneca PLC Sponsored ADR (United Kingdom)	31,400	1,377,832
BioMarin Pharmaceuticals, Inc. (a)	9,700	256,953
Bristol-Myers Squibb Co.	26,200	546,270
Cardinal Health, Inc.	5,200	256,256
Forest Laboratories, Inc. (a)	25,100	709,828
Gilead Sciences, Inc. (a)	6,700	305,386
ImClone Systems, Inc. (a)	21,300	1,329,972
Pfizer, Inc.	40,300	743,132
Sanofi-Aventis ADR (France)	23,400	769,158
Schering-Plough Corp.	2,200	40,634
Sepracor, Inc. (a)	23,500	430,285
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	8,300	380,057
Wyeth	6,100	225,334
		9,760,879
Real Estate Investment Trusts (REITS) - 0.2%
Douglas Emmett, Inc.	12,000	276,840
Retail - 4.7%
Best Buy Co., Inc.	39,400	1,477,500

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Coach, Inc. (a)	7,400	$185,296
Costco Wholesale Corp.	4,000	259,720
Hanesbrands, Inc. (a)	26,350	573,112
The Home Depot, Inc.	24,600	636,894
Lowe's Cos., Inc.	25,700	608,833
Nordstrom, Inc.	32,500	936,650
Target Corp.	58,600	2,874,330
Urban Outfitters, Inc. (a)	15,300	487,611
Walgreen Co.	9,200	284,832
		8,324,778
Savings & Loans - 0.9%
Astoria Financial Corp.	12,200	252,906
Hudson City Bancorp, Inc.	72,200	1,332,090
		1,584,996
Semiconductors - 2.3%
Altera Corp.	11,400	235,752
Applied Materials, Inc.	101,900	1,541,747
ASML Holding NV	10,433	183,725
Intel Corp.	15,400	288,442
KLA-Tencor Corp.	32,400	1,025,460
Lam Research Corp. (a)	5,400	170,046
Microchip Technology, Inc.	8,000	235,440
Micron Technology, Inc. (a)	85,600	346,680
		4,027,292
Software - 1.8%
Adobe Systems, Inc. (a)	18,300	722,301
Cerner Corp. (a)	10,900	486,576
Microsoft Corp.	51,500	1,374,535
Oracle Corp. (a)	9,100	184,821
VeriFone Holdings, Inc. (a)	30,000	496,200
		3,264,433
Telecommunications - 3.9%
American Tower Corp.Class A (a)	18,600	669,042
AT&T, Inc.	38,000	1,060,960
Ciena Corp. (a)	8,700	87,696
Cisco Systems, Inc. (a)	87,300	1,969,488
Corning, Inc.	10,100	157,964
Level 3 Communications, Inc. (a)	181,900	491,130
Polycom, Inc. (a)	17,900	414,027
Qualcomm, Inc.	32,800	1,409,416
TW Telecom, Inc. (a)	58,700	609,893
		6,869,616
Transportation - 1.9%
FedEx Corp.	8,600	679,744
United Parcel Service, Inc.Class B	42,900	2,697,981
		3,377,725

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Water - 0.2%
American Water Works Co., Inc.	19,900	$427,850
TOTAL COMMON STOCK (Cost $131,270,235)		114,187,748
PREFERRED STOCK - 0.3%
Banks - 0.1%
Fifth Third Bancorp	1,500	155,985
Diversified Financial - 0.0%
SLM Corp.	100	64,216
Pharmaceuticals - 0.2%
Schering Plough Corp.	1,500	256,787
TOTAL PREFERRED STOCK (Cost $625,000)		476,988
TOTAL EQUITIES (Cost $131,895,235)		114,664,736
	Principal Amount
BONDS & NOTES - 33.7%
CORPORATE DEBT - 6.8%
Auto Manufacturers - 0.2%
Ford Motor Co. 4.250% 12/15/36	$442,000	291,167
Banks - 1.0%
BAC Capital Trust XIII FRN 3.219% 3/15/12	185,000	129,442
Banco Mercantil del Norte SA VRN (b) 6.862% 10/13/21	60,000	52,916
Bank of America Corp. VRN 8.000% 1/30/18	130,000	102,943
Bank of America Corp. VRN 8.125% 5/15/18	15,000	12,119
Bank of America Corp.Series L 5.650% 5/01/18	25,000	21,057
Capital One Financial Corp. 6.250% 11/15/13	230,000	203,925
CoBank ACB FRN (Acquired 6/06/07, Cost $250,000) (b) (c) 3.419% 6/15/22	295,000	217,297
Depfa ACS Bank (b) 5.125% 9/16/13	135,000	127,980
HSBK Europe BV (b) 7.250% 5/03/17	190,000	164,312
HSBK Europe BV (b) 7.750% 5/13/13	100,000	69,000
Kazkommerts International BV Reg S (b) 8.000% 11/03/15	100,000	57,009
Northern Trust Corp. 5.500% 8/15/13	70,000	70,050

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group PLC VRN (b) 6.990% 10/29/49	$100,000	$74,525
Unicredit Luxembourg Finance VRN (b) 5.584% 1/13/17	200,000	182,916
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (b) (c) 6.110% 12/31/49	345,000	206,479
Wells Fargo & Co. 5.625% 12/11/17	50,000	45,952
Wells Fargo Capital XV VRN 9.750% 9/26/13	50,000	48,500
Zions Bancorporation 5.500% 11/16/15	75,000	42,795
		1,829,217
Beverages - 0.1%
Anheuser-Busch Cos., Inc. 5.500% 1/15/18	250,000	214,705
Biotechnology - 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	34,559
Computers - 0.0%
Hewlett-Packard Co. 5.500% 3/01/18	75,000	70,379
Diversified Financial - 0.7%
American Express Co. 8.150% 3/19/38	50,000	44,721
The Bear Stearns Cos., Inc. 7.250% 2/01/18	130,000	125,109
Caterpillar Financial Services Corp.Series S 4.850% 12/07/12	35,000	34,067
CIT Group, Inc. 7.625% 11/30/12	50,000	31,718
Citigroup Capital XXI VRN 8.300% 12/21/77	160,000	119,210
Citigroup, Inc. 6.000% 8/15/17	25,000	21,178
Citigroup, Inc. 6.125% 5/15/18	50,000	41,400
Countrywide Home Loans, Inc. 4.125% 9/15/09	20,000	18,394
Ford Motor Credit Co. LLC 8.625% 11/01/10	150,000	106,368
GMAC LLC 6.625% 5/15/12	100,000	42,337
The Goldman Sachs Group, Inc. 6.150% 4/01/18	305,000	253,612
International Lease Finance Corp. 6.375% 3/25/13	100,000	63,151
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	205,000	157,144
Merrill Lynch & Co., Inc. 6.875% 4/25/18	50,000	44,238

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 5.450% 2/01/18	$100,000	$94,900
National Rural Utilities Cooperative Finance Corp. 5.500% 7/01/13	50,000	49,633
SLM Corp. 5.000% 4/15/15	100,000	60,000
		1,307,180
Electric - 0.7%
Abu Dhabi National Energy Co. (b) 5.875% 10/27/16	100,000	91,279
Abu Dhabi National Energy Co. (b) 6.600% 8/01/13	125,000	124,091
Appalachian Power Co. 5.550% 4/01/11	75,000	74,099
Connecticut Light & Power Co.Series A 5.650% 5/01/18	50,000	47,257
Consumers Energy Co. 5.650% 9/15/18	35,000	32,063
Consumers Energy Co. 6.125% 3/15/19	35,000	32,940
Consumers Energy Co.Series M 5.500% 8/15/16	65,000	60,379
Energy East Corp. 6.750% 7/15/36	125,000	111,475
EON International Finance BV (b) 5.800% 4/30/18	70,000	66,903
Florida Power Corp. 5.650% 6/15/18	130,000	124,331
Jersey Central Power & Light Co. 6.150% 6/01/37	45,000	37,430
National Grid PLC 6.300% 8/01/16	20,000	19,078
Ohio Edison Co. 6.400% 7/15/16	25,000	23,785
Oncor Electric Delivery Co. (b) 6.800% 9/01/18	60,000	53,344
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	48,850
Public Service Co. of Colorado 5.800% 8/01/18	70,000	67,582
Public Service Electric & Gas Co. 5.300% 5/01/18	25,000	23,349
Southern California Edison Co. 5.500% 8/15/18	50,000	47,707
Texas Competitive Electric Holdings Co. LLC (b) 10.250% 11/01/15	100,000	90,250
Virginia Electric and Power Co. 5.950% 9/15/17	25,000	23,792
		1,199,984

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics - 0.1%
Koninklijke Philips Electronics NV 5.750% 3/11/18	$75,000	$72,018
Foods - 0.1%
Delhaize Group 6.500% 6/15/17	25,000	23,679
Kraft Foods, Inc. 6.125% 8/23/18	100,000	93,375
Kraft Foods, Inc. 6.875% 2/01/38	50,000	46,031
		163,085
Health Care -Products - 0.0%
Boston Scientific Corp. 7.000% 11/15/35	40,000	35,600
Health Care -Services - 0.1%
Tenet Healthcare Corp. 9.875% 7/01/14	150,000	146,250
Holding Company -Diversified - 0.1%
Capmark Financial Group, Inc. 5.875% 5/10/12	305,000	152,041
Capmark Financial Group, Inc. 6.300% 5/10/17	75,000	29,470
		181,511
Insurance - 0.6%
The Allstate Corp.Series B VRN 6.125% 5/15/37	45,000	33,027
Assured Guaranty US Holdings, Inc.Series A VRN 6.400% 12/15/16	30,000	14,560
Berkshire Hathaway Finance Corp. (b) 4.600% 5/15/13	195,000	191,735
CNA Financial Corp. 7.250% 11/15/23	75,000	65,416
Liberty Mutual Group, Inc. (b) 6.500% 3/15/35	205,000	148,841
Liberty Mutual Group, Inc. (b) 7.500% 8/15/36	195,000	153,897
Lincoln National Corp. 6.200% 12/15/11	160,000	163,358
Monumental Global Funding III FRN (b) 2.991% 1/15/14	170,000	152,381
Nationwide Financial Services 6.750% 5/15/67	75,000	40,561
		963,776
Iron & Steel - 0.1%
ArcelorMittal (b) 5.375% 6/01/13	50,000	47,235
ArcelorMittal (b) 6.125% 6/01/18	150,000	132,917
		180,152

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging - 0.0%
Wyndham Worldwide Corp. 6.000% 12/01/16	$80,000	$68,261
Machinery - Construction & Mining - 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	48,581
Manufacturing - 0.1%
General Electric Co. 5.000% 2/01/13	125,000	115,127
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (b) 8.375% 4/30/14	100,000	88,250
Comcast Corp. 6.950% 8/15/37	50,000	42,648
COX Communications, Inc. 7.750% 11/01/10	50,000	51,851
News America, Inc. 6.400% 12/15/35	90,000	75,603
News America, Inc. 6.650% 11/15/37	50,000	41,936
Nielsen Finance LLC / Nielsen Finance Co. 10.000% 8/01/14	200,000	190,000
Thomson Reuters Corp. 5.950% 7/15/13	50,000	49,941
Time Warner Cable, Inc. 6.750% 7/01/18	35,000	32,687
Time Warner, Inc. 5.875% 11/15/16	50,000	43,944
Time Warner, Inc. 6.500% 11/15/36	25,000	18,985
Time Warner, Inc. 7.625% 4/15/31	60,000	52,102
Univision Communications, Inc. (b) 9.750% 3/15/15	175,000	81,375
		769,322
Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/01/14	35,000	34,650
Oil & Gas - 0.2%
Canadian Natural Resources Ltd. 5.700% 5/15/17	50,000	43,710
Gaz Capital SA (b) 6.510% 3/07/22	100,000	71,380
Gaz Capital SA (b) 7.510% 7/31/13	275,000	239,250
Husky Energy, Inc. 6.800% 9/15/37	60,000	49,634
		403,974

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals - 0.2%
Abbott Laboratories 5.600% 11/30/17	$30,000	$29,079
AstraZeneca PLC 5.400% 9/15/12	50,000	50,235
Cardinal Health, Inc. 5.800% 10/15/16	100,000	93,416
GlaxoSmithKline Capital, Inc. 4.850% 5/15/13	75,000	73,629
GlaxoSmithKline Capital, Inc. 5.650% 5/15/18	80,000	75,954
Hospira, Inc. 5.550% 3/30/12	40,000	39,978
		362,291
Pipelines - 0.7%
Enbridge Energy Partners LP 6.500% 4/15/18	25,000	23,070
Enterprise Products Operating LP 5.600% 10/15/14	100,000	94,229
Enterprise Products Operating LP 6.875% 3/01/33	100,000	87,904
Gulfstream Natural Gas System LLC (Acquired 6/01/06, Cost $243,573) (b) (c) 6.190% 11/01/25	250,000	212,388
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	59,335
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	131,439
Kinder Morgan Energy Partners LP 6.500% 2/01/37	60,000	48,498
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	67,196
Southern Natural Gas Co. (b) 5.900% 4/01/17	160,000	141,599
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	75,000	64,405
Trans-Canada Pipelines Ltd. 6.500% 8/15/18	40,000	38,795
Williams Cos., Inc. 7.875% 9/01/21	95,000	95,000
Williams Cos., Inc. 8.125% 3/15/12	80,000	80,826
Williams Cos., Inc. 8.750% 3/15/32	45,000	46,141
		1,190,825
Real Estate - 0.0%
WEA Finance LLC / WCI Finance LLC (b) 5.700% 10/01/16	50,000	43,077
Real Estate Investment Trusts (REITS) - 0.5%
Brandywine Operating Partnership LP 5.400% 11/01/14	155,000	131,000

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Brandywine Operating Partnership LP 6.000% 4/01/16	$10,000	$8,513
Developers Diversified Realty Corp. 5.000% 5/03/10	150,000	145,483
Developers Diversified Realty Corp. 5.500% 5/01/15	20,000	17,115
Hospitality Properties Trust 6.700% 1/15/18	75,000	58,936
Kimco Realty Corp. 4.820% 6/01/14	50,000	44,492
Prologis 5.250% 11/15/10	170,000	169,520
Prologis 5.625% 11/15/15	45,000	39,343
Prologis 6.625% 5/15/18	65,000	55,826
Simon Property Group LP 5.300% 5/30/13	50,000	46,702
Simon Property Group LP 6.125% 5/30/18	105,000	93,009
		809,939
Retail - 0.3%
CVS Pass-Through Trust (b) 5.298% 1/11/27	20,406	18,248
CVS Pass-Through Trust (b) 5.789% 1/10/26	8,785	8,004
Home Depot, Inc. FRN 2.944% 12/16/09	170,000	159,940
Macy's Retail Holdings, Inc. 6.375% 3/15/37	60,000	43,458
Michaels Stores, Inc. 10.000% 11/01/14	100,000	63,000
New Albertsons, Inc. 7.250% 5/01/13	275,000	266,750
Walgreen Co. 4.875% 8/01/13	25,000	24,992
		584,392
Savings & Loans - 0.2%
Independence Community Bank Corp. 4.900% 9/23/10	170,000	130,817
JP Morgan Chase Capital XX, Series T 6.550% 9/29/36	115,000	84,558
SMFG Preferred Capital USD 1 Ltd. VRN (b) 6.078% 1/29/49	120,000	85,686
Washington Mutual, Inc. (d) 4.625% 4/01/14	175,000	88,787
		389,848
Semiconductors - 0.0%
KLA-Tencor Corp. 6.900% 5/01/18	60,000	55,788

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications - 0.2%
AT&T, Inc. 5.625% 6/15/16	$50,000	$46,305
Cisco Systems, Inc. 5.250% 2/22/11	50,000	51,042
Telecom Italia Capital SA 5.250% 10/01/15	50,000	41,620
Telecom Italia Capital SA 6.999% 6/04/18	50,000	44,882
Telecom Italia Capital SA 7.721% 6/04/38	25,000	20,721
Telecom Italia Capital SA, Series B 5.250% 11/15/13	100,000	88,719
Verizon Communications, Inc. 5.500% 4/01/17	50,000	44,888
Vodafone Group PLC 6.150% 2/27/37	50,000	40,156
		378,333
Transportation - 0.1%
BNSF Funding Trust I VRN 6.613% 1/15/26	15,000	12,283
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	60,000	54,759
Norfolk Southern Corp. 5.750% 4/01/18	50,000	48,195
Union Pacific Corp. 5.700% 8/15/18	25,000	23,282
Union Pacific Corp. 5.750% 11/15/17	15,000	13,884
		152,403
Water - 0.1%
Veolia Environnement 5.250% 6/03/13	50,000	49,165
Veolia Environnement 6.000% 6/01/18	70,000	67,123
		116,288
TOTAL CORPORATE DEBT (Cost $14,202,809)		12,212,682
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.1%
Airlines - 0.1%
Delta Air Lines, Inc., Series 2002-1, Class G2 6.417% 7/02/12	125,000	110,388
Automobile ABS - 0.9%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	46,625
Carmax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	50,000	49,297
CPS Auto Trust, Series 2007-A, Class A4 (b) 5.050% 11/15/13	325,000	262,945

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2006-C, Class A4 (b) 5.140% 6/17/13	$349,999	$301,109
CPS Auto Trust, Series 2007-TFC, Class A2 (b) 5.250% 12/16/13	127,641	115,076
Drive Auto Receivables Trust, Series 2006-2, Class A3 STEP (b) 5.330% 4/15/14	175,000	163,817
Prestige Auto Receivables Trust, Series 2005-1A, Class A2 (b) 4.370% 6/15/12	391,819	385,513
Rental Car Finance Corp., Series 2005-1A, Class A2 (b) 4.590% 6/25/11	250,000	225,156
		1,549,538
Commercial MBS - 1.6%
American Tower Trust, Series 2007-1A, Class AFX (b) 5.419% 4/15/37	75,000	67,582
American Tower Trust, Series 2007-1A, Class B (b) 5.537% 4/15/37	50,000	43,522
American Tower Trust, Series 2007-1A, Class D (b) 5.956% 4/15/37	400,000	324,968
Crown Castle Towers LLC, Series 2006-1A, Class E (b) 6.065% 11/15/36	290,000	253,680
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3 4.499% 11/15/37	180,000	172,490
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3 4.813% 2/15/38	125,000	120,295
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E VRN (b) 5.015% 1/15/37	225,000	174,721
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4 5.435% 9/15/34	23,226	23,373
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4 6.180% 12/15/35	175,000	179,085
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2 6.465% 4/15/34	245,777	252,597
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2 4.112% 1/11/17	365,864	359,418
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4 VRN 6.065% 4/15/45	50,000	46,654
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4 6.462% 3/15/31	600,000	620,694
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2 VRN 5.202% 1/12/44	122,239	120,678
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class H VRN 7.687% 11/13/11	175,000	159,643
		2,919,400
Credit Card ABS - 1.2%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN 3.318% 5/20/13	500,000	436,562
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6 6.300% 6/20/14	300,000	262,406
MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1 FRN 4.188% 6/15/12	325,000	316,774

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1 6.800% 7/15/14	$1,000,000	$944,175
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (b) 2.538% 6/15/15	100,000	76,219
Washington Mutual Master Note Trust, Series 2007-A4A, Class A4 (b) 5.200% 10/15/14	100,000	80,000
		2,116,136
Home Equity ABS - 0.3%
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6 VRN 5.657% 3/25/34	175,000	86,078
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A3 VRN 6.193% 12/25/37	175,000	84,658
GSAA Trust, Series 2006-7, Class AF5A STEP 6.205% 3/25/46	50,000	42,281
Irwin Home Equity Corp., Series 2006-P1, Class 2A4 STEP (b) 5.800% 6/25/37	275,000	232,460
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class 1A3 6.030% 5/25/37	175,000	82,445
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A1F VRN 8.470% 4/25/37	16,946	16,231
		544,153
Student Loans ABS - 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B1 FRN 4.757% 4/25/37	75,000	3,873
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A STEP 5.720% 9/25/36	350,000	248,992
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 3.367% 8/25/36	50,000	35,833
		288,698
WL Collateral CMO - 2.8%
American Home Mortgage Assets, Series 2007-3, Class 22A1 STEP 6.250% 6/25/37	92,976	56,596
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1 VRN 5.346% 3/25/35	253,128	197,775
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	97,113	87,500
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9 5.750% 3/25/37	220,882	149,134
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1 VRN 5.872% 6/25/47	152,242	91,242
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1 VRN 5.935% 6/25/47	215,081	128,563
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN 5.905% 9/20/36	34,917	21,464
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1 5.000% 8/25/20	38,900	30,311
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1 6.500% 9/25/37	236,957	146,923
Indymac Index Mortgage Loan Trust, Series 2006-AR5, Class 2A1 VRN 5.796% 5/25/36	83,695	51,031

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 VRN 5.970% 2/25/36	$732,994	$454,141
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A6 STEP 6.120% 8/25/36	375,000	276,581
Lehman Mortgage Trust, Series 2007-7, Class 6A4 7.000% 8/25/37	44,171	28,099
Lehman Mortgage Trust, Series 2007-8, Class 3A1 7.250% 9/25/37	276,838	156,749
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1 4.750% 6/25/19	240,960	226,582
Residential Accredit Loans, Inc., Series 2007-QS9, Class A33 6.500% 7/25/37	66,655	37,485
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1 7.000% 10/25/37	246,171	175,060
Residential Asset Securitization Trust, Series 2004-A6, Class A1 5.000% 8/25/19	511,593	485,614
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1 VRN 5.898% 5/25/36	314,886	213,934
WaMu Mortgage Pass Through Certificates, Series 2003-S6, Class 2A3 4.750% 7/25/18	170,506	160,332
WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 3A1 FRN 5.824% 5/25/37	697,711	584,149
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1 4.500% 12/25/18	58,619	54,600
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3 5.000% 3/25/21	788,513	689,333
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1 FRN 5.660% 10/25/36	655,129	561,890
		5,065,088
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,129,382)		12,593,401
SOVEREIGN DEBT OBLIGATIONS - 0.8%
Brazilian Government International Bond 11.000% 8/17/40	50,000	61,848
Bundesrepublik Deutschland EUR (e) 4.250% 7/04/14	140,000	201,308
Bundesrepublik Deutschland EUR (e) 4.500% 7/04/09	75,000	106,171
Canadian Government Bond CAD (e) 4.500% 6/01/15	10,000	10,035
France Government Bond OAT EUR (e) 4.750% 4/25/35	70,000	98,323
Gabonese Republic (b) 8.200% 12/12/17	100,000	92,278
Japan Government Ten Year Bond JPY (e) 1.500% 9/20/14	25,000,000	241,311
Mexican Bonos MXN (e) 9.000% 12/24/09	500,000	46,010
Mexico Government International Bond 6.625% 3/03/15	50,000	51,107

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government Bond PLN (e) 5.750% 3/24/10	$100,000	$41,057
Queensland Treasury Corp. AUD (e) 6.000% 10/14/15	30,000	23,851
Republic of Brazil 8.000% 1/15/18	25,000	26,278
Republic of Colombia COP (e) 9.850% 6/28/27	130,000,000	54,712
Russia Government International Bond STEP (b) 7.500% 3/31/30	98,500	100,839
Sweden Government Bond SEK (e) 6.750% 5/05/14	460,000	75,963
United Kingdom Gilt GBP (e) 4.000% 9/07/16	80,000	139,594
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,457,672)		1,370,685
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES - 14.3%
Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp.
Series 3312, Class PA 5.500% 5/15/37	115,698	115,963
Series 3233, Class PA 6.000% 10/15/36	104,725	106,440
Federal National Mortgage Association
Series 2007-33, Class HE 5.500% 4/25/37	157,268	157,694
Series 2007-40, Class PT 5.500% 5/25/37	319,954	320,726
		700,823
Pass-Through Securities - 13.9%
Farmer Mac Guaranteed Notes Trust 2006-2 (b) 5.500% 7/15/11	500,000	518,852
Federal Home Loan Bank of Chicago 5.625% 6/13/16	390,000	376,481
Federal Home Loan Banks
4.625% 11/21/08	220,000	220,620
5.125% 8/14/13	200,000	208,176
Federal Home Loan Mortgage Corp.
Pool #A74198 5.000% 2/01/38	97,383	94,838
Pool #A74199 5.000% 2/01/38	2,353,666	2,292,158
5.250% 7/18/11	240,000	251,679
Pool #G03865 5.500% 12/01/37	714,963	711,304
Pool #1Q0357 5.728% 11/01/37	109,105	109,818
Pool #1N0364 6.315% 2/01/37	127,408	129,324

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G04553 6.500% 8/01/38	$49,202	$50,501
6.625% 9/15/09	1,990,000	2,050,012
Federal National Mortgage Association
5.000% 10/15/11	455,000	474,567
5.250% 8/01/12	1,195,000	1,197,627
5.250% 9/15/16	150,000	155,862
Pool #891908 5.500% 6/01/21	610,237	615,481
Pool #865972 5.500% 3/01/36	573,810	572,353
Pool #906271 5.500% 1/01/37	2,147,731	2,141,607
Pool #928062 5.500% 2/01/37	445,914	444,643
Pool #888352 5.500% 5/01/37	1,457,351	1,453,195
Pool #888204 6.000% 4/01/26	94,577	96,173
Pool #891436 6.000% 3/01/36	4,926,159	4,992,162
Pool #888408 6.000% 3/01/37	89,285	89,634
Pool #915678 6.000% 3/01/37	3,467,928	3,514,393
6.125% 3/15/12	355,000	383,097
6.162% 2/17/09	135,000	135,000
6.250% 2/01/11	85,000	89,207
6.250% 5/15/29	125,000	143,911
Pool #897206 6.500% 8/01/36	47,763	49,022
Pool #944066 6.500% 7/01/37	531,474	539,509
Pool #256860 6.500% 8/01/37	43,911	44,575
Pool #888373 7.000% 3/01/37	387,700	400,060
Pool #955210 7.000% 12/01/37	125,558	129,511
Pool #256975 7.000% 10/01/47	96,754	99,619
Tennessee Valley Authority, Series A 4.875% 1/15/48	135,000	129,757
		24,904,728
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,431,616)		25,605,551
U.S. TREASURY OBLIGATIONS - 4.7%
U.S. Treasury Bonds & Notes - 4.7%
U.S. Treasury Bond 4.500% 2/15/36	465,000	477,164
U.S. Treasury Bond 5.000% 5/15/37	335,000	372,520

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bond 5.500% 8/15/28	$575,000	$654,826
U.S. Treasury Bond 6.250% 8/15/23	1,380,000	1,657,208
U.S. Treasury Bond 7.250% 5/15/16	380,000	470,428
U.S. Treasury Bond 8.875% 8/15/17	91,000	124,570
U.S. Treasury Inflation Index 3.000% 7/15/12	250,750	260,995
U.S. Treasury Note 2.750% 2/28/13	1,105,000	1,099,561
U.S. Treasury Note 3.500% 2/15/18	255,000	249,990
U.S. Treasury Note 3.625% 7/15/09	75,000	76,068
U.S. Treasury Note 3.625% 6/15/10	90,000	92,784
U.S. Treasury Note 3.625% 5/15/13	50,000	51,598
U.S. Treasury Note 3.875% 2/15/13	60,000	62,482
U.S. Treasury Note 4.000% 8/15/18	300,000	304,266
U.S. Treasury Note 4.250% 9/30/12	1,800,000	1,907,789
U.S. Treasury Note 4.875% 6/30/09	200,000	204,512
U.S. Treasury Note 5.750% 8/15/10	250,000	267,734
United States Treasury Strip Principal 0.010% 2/15/37	300,000	88,741
		8,423,236
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,367,111)		8,423,236
TOTAL BONDS & NOTES (Cost $64,588,590)		60,205,555
TOTAL LONG-TERM INVESTMENTS (Cost $196,483,825)		174,870,291
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (f)	2,610,334	2,610,334
TOTAL SHORT-TERM INVESTMENTS (Cost $2,610,334)		2,610,334

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 99.5% (Cost $199,094,159) (g)	$177,480,625
Other Assets/ (Liabilities) - 0.5%	939,665
NET ASSETS - 100.0%	$178,420,290

Notes to Portfolio of Investments
ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
COP - Colombian Peso
EUR - Euro
FRN - Floating Rate Note
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Kronor
STEP - Step Up Bond
VRN - Variable Rate Note
(a) Non-income producing security.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $6,929,078 or 3.88% of net assets.

(c) Restricted security. (Note 2).
(d) Security is currently in default.
(e) The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(f)

Maturity value of $2,610,399. Collateralized by U.S. Government Agency obligations with rates ranging from 2.890% - 2.990%, maturity date of 6/15/34, and an aggregate market value, including accrued interest, of $2,664,853.

(g) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.2%
COMMON STOCK - 97.2%
Aerospace & Defense - 0.5%
Boeing Co.	37,900	$2,173,565
Airlines - 0.1%
Southwest Airlines Co.	37,900	549,929
Auto Manufacturers - 0.2%
Ford Motor Co. (a)	158,700	825,240
Banks - 9.9%
Allied Irish Banks PLC	168,700	1,423,555
Bank of America Corp.	155,283	5,434,905
The Bank of New York Mellon Corp.	138,500	4,512,330
Capital One Financial Corp.	76,100	3,881,100
Fifth Third Bancorp	157,500	1,874,250
KeyCorp	143,100	1,708,614
National City Corp.	308,600	540,050
Royal Bank of Scotland Group PLC	134,070	444,711
SunTrust Banks, Inc.	107,100	4,818,429
U.S. Bancorp	181,200	6,526,824
Wells Fargo & Co.	214,100	8,035,173
		39,199,941
Biotechnology - 1.3%
Amgen, Inc. (a)	86,500	5,126,855
Building Materials - 1.2%
Masco Corp.	178,700	3,205,878
USG Corp. (a)	63,700	1,630,720
		4,836,598
Chemicals - 1.8%
Du Pont (E.I.) de Nemours & Co.	97,200	3,917,160
International Flavors & Fragrances, Inc.	85,300	3,365,938
		7,283,098
Commercial Services - 0.8%
H&R Block, Inc.	142,300	3,237,325
Computers - 1.3%
Computer Sciences Corp. (a)	67,200	2,700,768
Dell, Inc. (a)	158,100	2,605,488
		5,306,256
Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	21,600	1,627,560
The Procter & Gamble Co.	51,200	3,568,128
		5,195,688

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 0.6%
Genuine Parts Co.	55,700	$2,239,697
Diversified Financial - 8.7%
American Express Co.	97,400	3,450,882
Citigroup, Inc.	127,400	2,612,974
Fannie Mae	168,000	257,040
The Goldman Sachs Group, Inc.	13,000	1,664,000
JP Morgan Chase & Co.	308,000	14,383,600
Legg Mason, Inc.	68,600	2,610,916
Merrill Lynch & Co., Inc.	147,200	3,724,160
Merrill Lynch & Co., Inc. (b)	57,795	1,389,103
SLM Corp. (a)	205,500	2,535,870
UBS AG (a)	102,355	1,795,306
		34,423,851
Electric - 4.6%
Duke Energy Corp.	154,400	2,691,192
Entergy Corp.	25,600	2,278,656
FirstEnergy Corp.	43,100	2,887,269
PG&E Corp.	53,700	2,011,065
Pinnacle West Capital Corp.	56,400	1,940,724
Progress Energy, Inc.	69,200	2,984,596
TECO Energy, Inc.	55,700	876,161
Xcel Energy, Inc.	135,700	2,712,643
		18,382,306
Electronics - 0.2%
Tyco Electronics Ltd.	29,000	802,140
Foods - 4.1%
General Mills, Inc.	59,500	4,088,840
The Hershey Co.	156,800	6,199,872
Kraft Foods, Inc.Class A	102,700	3,363,425
McCormick & Co., Inc.	42,500	1,634,125
Whole Foods Market, Inc.	40,200	805,206
		16,091,468
Forest Products & Paper - 2.1%
International Paper Co.	222,300	5,819,814
MeadWestvaco Corp.	99,200	2,312,352
		8,132,166
Gas - 0.8%
NiSource, Inc.	209,700	3,095,172
Hand & Machine Tools - 0.4%
The Black & Decker Corp.	23,200	1,409,400
Health Care -Products - 1.1%
Johnson & Johnson	64,900	4,496,272
Health Care -Services - 0.5%
WellPoint, Inc. (a)	39,200	1,833,384
Home Builders - 0.4%
D.R. Horton, Inc.	132,800	1,729,056

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing - 1.2%
Harman International Industries, Inc.	36,500	$1,243,555
Whirlpool Corp.	44,700	3,544,263
		4,787,818
Household Products - 2.7%
Avery Dennison Corp.	73,800	3,282,624
Fortune Brands, Inc.	77,000	4,416,720
Kimberly-Clark Corp.	46,200	2,995,608
		10,694,952
Housewares - 0.7%
Newell Rubbermaid, Inc.	149,300	2,576,918
Insurance - 4.4%
American International Group, Inc.	135,000	449,550
Chubb Corp.	31,800	1,745,820
The Hartford Financial Services Group, Inc.	5,400	221,346
Lincoln National Corp.	83,400	3,570,354
Marsh & McLennan Cos., Inc.	227,200	7,215,872
The Progressive Corp.	101,900	1,773,060
The Travelers Cos., Inc.	54,000	2,440,800
		17,416,802
Internet - 1.2%
eBay, Inc. (a)	89,400	2,000,772
Yahoo!, Inc. (a)	151,400	2,619,220
		4,619,992
Iron & Steel - 0.5%
Nucor Corp.	48,700	1,923,650
Leisure Time - 0.7%
Harley-Davidson, Inc.	72,200	2,693,060
Lodging - 0.8%
MGM MIRAGE (a)	108,000	3,078,000
Manufacturing - 7.4%
3M Co.	82,700	5,649,237
Cooper Industries Ltd.Class A	46,600	1,861,670
Eastman Kodak Co.	137,800	2,119,364
General Electric Co.	500,800	12,770,400
Honeywell International, Inc.	65,100	2,704,905
Illinois Tool Works, Inc.	97,700	4,342,765
		29,448,341
Media - 5.3%
Cablevision Systems Corp.Class A	75,800	1,907,128
CBS Corp.Class B	132,600	1,933,308
Gannett Co., Inc.	126,600	2,140,806
The McGraw-Hill Cos., Inc.	117,900	3,726,819
New York Times Co.Class A	164,400	2,349,276
Time Warner, Inc.	330,500	4,332,855
The Walt Disney Co.	126,800	3,891,492

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
WPP Group PLC	64,300	$522,528
		20,804,212
Mining - 1.5%
Alcoa, Inc.	107,000	2,416,060
Vulcan Materials Co.	48,200	3,590,900
		6,006,960
Oil & Gas - 10.0%
Anadarko Petroleum Corp.	66,600	3,230,766
BP PLC Sponsored ADR (United Kingdom)	65,200	3,271,084
Chevron Corp.	125,600	10,359,488
Exxon Mobil Corp.	131,800	10,235,588
Murphy Oil Corp.	55,700	3,572,598
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	107,600	6,349,476
Sunoco, Inc.	69,400	2,469,252
		39,488,252
Oil & Gas Services - 0.8%
BJ Services Co.	90,500	1,731,265
Schlumberger Ltd.	19,500	1,522,755
		3,254,020
Pharmaceuticals - 5.9%
Abbott Laboratories	46,500	2,677,470
Bristol-Myers Squibb Co.	139,700	2,912,745
Eli Lilly & Co.	125,500	5,525,765
Merck & Co., Inc.	128,500	4,055,460
Pfizer, Inc.	245,900	4,534,396
Wyeth	98,700	3,645,978
		23,351,814
Pipelines - 0.5%
Spectra Energy Corp.	86,350	2,055,130
Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	131,500	4,130,415
The Home Depot, Inc.	213,000	5,514,570
Macy's, Inc.	51,000	916,980
		10,561,965
Semiconductors - 1.7%
Analog Devices, Inc.	113,200	2,982,820
Applied Materials, Inc.	95,500	1,444,915
Intel Corp.	113,300	2,122,109
		6,549,844
Software - 1.5%
Microsoft Corp.	224,800	5,999,912
Telecommunications - 4.3%
Alcatel-Lucent Sponsored ADR (France) (a)	352,600	1,353,984
AT&T, Inc.	260,900	7,284,328
Motorola, Inc.	201,400	1,437,996
Qwest Communications International, Inc.	483,300	1,561,059
Sprint Nextel Corp.	281,800	1,718,980

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	112,400	$3,606,916
		16,963,263
Toys, Games & Hobbies - 0.6%
Mattel, Inc.	141,200	2,547,248
Transportation - 0.9%
United Parcel Service, Inc.Class B	54,400	3,421,216
TOTAL COMMON STOCK (Cost $465,041,017)		384,612,776
PREFERRED STOCK - 0.0%
Diversified Financial - 0.0%
Federal National Mortgage Association	56,500	137,860
TOTAL PREFERRED STOCK (Cost $2,456,076)		137,860
TOTAL EQUITIES (Cost $467,497,093)		384,750,636
MUTUAL FUND - 3.1%
Diversified Financial - 3.1%
T. Rowe Price Resource Investment Fund	12,209,617	12,209,617
TOTAL MUTUAL FUNDS (Cost $12,209,617)		12,209,617
	Principal Amount
BONDS & NOTES - 0.1%
CORPORATE DEBT - 0.1%
Auto Manufacturers - 0.1%
Ford Motor Co. 4.250% 12/15/36	$366,000	241,103
TOTAL CORPORATE DEBT (Cost $366,000)		241,103
TOTAL BONDS & NOTES (Cost $366,000)		241,103
TOTAL LONG-TERM INVESTMENTS (Cost $480,072,710)		397,201,356
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	6,312,872	6,312,872
TOTAL SHORT-TERM INVESTMENTS (Cost $6,312,872)		6,312,872

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 102.0% (Cost $486,385,582) (d)	$403,514,228
Other Assets/ (Liabilities) - (2.0)%	(8,046,683)
NET ASSETS - 100.0%	$395,467,545

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $6,313,030. Collateralized by U.S. Government Agency obligations with rates ranging from 4.854% - 5.032%, maturity date of 8/01/34, and an aggregate market value, including accrued interest, of $6,440,223.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.2%
COMMON STOCK - 99.2%
Advertising - 0.0%
Omnicom Group, Inc.	1,097	$42,300
Aerospace & Defense - 4.2%
Boeing Co.	21,296	1,221,326
General Dynamics Corp.	2,756	202,897
Lockheed Martin Corp.	13,581	1,489,428
Northrop Grumman Corp.	22,588	1,367,478
Raytheon Co.	1,897	101,508
		4,382,637
Agriculture - 2.0%
Altria Group, Inc.	57,032	1,131,515
Reynolds American, Inc.	13,992	680,291
Universal Corp.	5,633	276,524
		2,088,330
Apparel - 0.1%
VF Corp.	701	54,194
Banks - 6.9%
Bank of America Corp.	60,589	2,120,615
The Bank of New York Mellon Corp.	15,585	507,759
Capital One Financial Corp.	9,172	467,772
Cullen/Frost Bankers, Inc.	1,982	118,920
International Bancshares Corp.	5,279	142,533
Northern Trust Corp.	4,286	309,449
PNC Financial Services Group, Inc.	585	43,700
Regions Financial Corp.	3,755	36,048
Royal Bank of Canada	13,061	627,189
State Street Corp.	10,122	575,739
SunTrust Banks, Inc.	4,300	193,457
U.S. Bancorp	29,827	1,074,369
Wells Fargo & Co.	19,221	721,364
Zions Bancorp	5,048	195,358
		7,134,272
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	19,622	329,061
Constellation Brands, Inc.Class A (a)	22,852	490,404
Dr. Pepper Snapple Group, Inc. (a)	17,617	466,498
Molson Coors Brewing Co.Class B	8,657	404,715
The Pepsi Bottling Group, Inc.	8,315	242,549
PepsiCo, Inc.	1,020	72,695
		2,005,922
Biotechnology - 2.1%
Amgen, Inc. (a)	33,145	1,964,504

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Invitrogen Corp. (a)	5,587	$211,189
		2,175,693
Building Materials - 0.1%
Masco Corp.	5,480	98,311
Chemicals - 1.7%
Ashland, Inc.	519	15,175
CF Industries Holdings, Inc.	1,084	99,143
Du Pont (E.I.) de Nemours & Co.	33,749	1,360,085
Methanex Corp.	7,165	142,512
Terra Industries, Inc.	4,046	118,952
		1,735,867
Coal - 0.0%
Walter Industries, Inc.	57	2,705
Commercial Services - 1.9%
Accenture Ltd.Class A	30,365	1,153,870
Donnelley (R.R.) & Sons Co.	20,710	508,016
Mastercard, Inc.Class A	793	140,623
Rent-A-Center, Inc. (a)	7,855	175,009
Visa, Inc.Class A	325	19,952
		1,997,470
Computers - 7.3%
Apple, Inc. (a)	790	89,791
Computer Sciences Corp. (a)	31,287	1,257,425
EMC Corp. (a)	9,805	117,268
Hewlett-Packard Co.	48,861	2,259,333
International Business Machines Corp.	23,775	2,780,724
Lexmark International, Inc.Class A (a)	15,357	500,177
Western Digital Corp. (a)	23,681	504,879
		7,509,597
Cosmetics & Personal Care - 1.7%
The Procter & Gamble Co.	25,634	1,786,433
Distribution & Wholesale - 0.0%
Fastenal Co.	712	35,166
Diversified Financial - 5.5%
The Charles Schwab Corp.	32,397	842,322
Citigroup, Inc.	54,692	1,121,733
Discover Financial Services	18,785	259,609
Federated Investors, Inc.Class B	333	9,607
The Goldman Sachs Group, Inc.	6,850	876,800
Janus Capital Group, Inc.	417	10,125
JP Morgan Chase & Co.	36,309	1,695,630
Morgan Stanley	14,116	324,668
Raymond James Financial, Inc.	16,117	531,538
		5,672,032
Electric - 2.6%
Duke Energy Corp.	2,388	41,623
Edison International	25,129	1,002,647

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Entergy Corp.	1,231	$109,571
FPL Group, Inc.	15,643	786,843
Progress Energy, Inc.	5,533	238,638
Public Service Enterprise Group, Inc.	4,183	137,161
Reliant Energy, Inc. (a)	53,578	393,798
		2,710,281
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	7,604	310,167
Electronics - 0.5%
Celestica, Inc. (a)	48,688	313,551
Thermo Fisher Scientific, Inc. (a)	4,017	220,935
		534,486
Engineering & Construction - 0.7%
Emcor Group, Inc. (a)	23,251	611,966
Fluor Corp.	1,786	99,480
Jacobs Engineering Group, Inc. (a)	51	2,770
Perini Corp. (a)	2,222	57,306
		771,522
Environmental Controls - 0.0%
Allied Waste Industries, Inc. (a)	1,415	15,721
Foods - 2.3%
Corn Products International, Inc.	4,686	151,264
General Mills, Inc.	22,754	1,563,655
H.J. Heinz Co.	447	22,337
The J.M. Smucker Co.	4,647	235,556
Kraft Foods, Inc.Class A	1,937	63,437
The Kroger Co.	12,192	335,036
		2,371,285
Gas - 0.4%
Nicor, Inc.	9,333	413,919
Hand & Machine Tools - 0.1%
Snap-on, Inc.	1,290	67,931
Health Care -Products - 4.2%
Baxter International, Inc.	9,818	644,355
Becton, Dickinson & Co.	17,729	1,422,930
Johnson & Johnson	32,532	2,253,817
		4,321,102
Health Care -Services - 0.8%
AMERIGROUP Corp. (a)	19,801	499,777
Apria Healthcare Group, Inc. (a)	10,211	186,249
WellPoint, Inc. (a)	1,854	86,711
		772,737
Home Builders - 0.7%
Lennar Corp.Class A	6,726	102,168
NVR, Inc. (a)	1,097	627,484

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Pulte Homes, Inc.	684	$9,555
		739,207
Household Products - 2.0%
Church & Dwight Co., Inc.	774	48,058
The Clorox Co.	2,132	133,655
Kimberly-Clark Corp.	24,440	1,584,689
Tupperware Brands Corp.	11,944	330,013
		2,096,415
Insurance - 3.9%
ACE Ltd.	23,286	1,260,471
American Financial Group, Inc.	8,282	244,319
Arch Capital Group Ltd. (a)	9,719	709,778
Aspen Insurance Holdings Ltd.	32,524	894,410
Axis Capital Holdings Ltd.	8,653	274,387
Endurance Specialty Holdings Ltd.	270	8,348
PartnerRe Ltd.	1,720	117,115
The Travelers Cos., Inc.	3,405	153,906
Unum Group	12,969	325,522
		3,988,256
Internet - 1.2%
Symantec Corp. (a)	61,109	1,196,514
Iron & Steel - 0.3%
Nucor Corp.	5,865	231,668
Reliance Steel & Aluminum Co.	686	26,047
		257,715
Leisure Time - 0.1%
WMS Industries, Inc. (a)	3,236	98,925
Machinery - Construction & Mining - 0.7%
Caterpillar, Inc.	12,793	762,463
Manufacturing - 1.9%
Dover Corp.	1,680	68,124
General Electric Co.	61,193	1,560,421
Honeywell International, Inc.	2,063	85,718
Parker Hannifin Corp.	4,510	239,030
		1,953,293
Media - 2.5%
CBS Corp.Class B	45,658	665,694
Comcast Corp.Class A	30,890	606,371
The Walt Disney Co.	42,392	1,301,010
		2,573,075
Metal Fabricate & Hardware - 0.1%
Mueller Water Products, Inc., Series A	9,468	85,023
Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	16,039	911,817
Southern Copper Corp.	16,306	311,119
		1,222,936

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies - 0.8%
Xerox Corp.	69,870	$805,601
Oil & Gas - 14.6%
Apache Corp.	3,317	345,897
Chevron Corp.	34,574	2,851,664
ConocoPhillips	31,576	2,312,942
Devon Energy Corp.	3,215	293,208
ENSCO International, Inc.	1,627	93,764
Exxon Mobil Corp.	67,722	5,259,290
Hess Corp.	2,821	231,548
McMoRan Exploration Co. (a)	9,476	224,013
Noble Corp.	2,567	112,691
Noble Energy, Inc.	1,606	89,278
Occidental Petroleum Corp.	22,413	1,578,996
Patterson-UTI Energy, Inc.	4,734	94,775
Stone Energy Corp. (a)	5,653	239,291
Sunoco, Inc.	2,505	89,128
Valero Energy Corp.	24,105	730,381
W&T Offshore, Inc.	17,708	483,251
		15,030,117
Oil & Gas Services - 0.4%
Oil States International, Inc. (a)	3,432	121,321
Transocean, Inc. (a)	2,577	283,058
		404,379
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	36,720	765,612
Cephalon, Inc. (a)	5,102	395,354
Eli Lilly & Co.	13,546	596,430
Express Scripts, Inc. (a)	1,721	127,044
Hospira, Inc. (a)	391	14,936
King Pharmaceuticals, Inc. (a)	2,591	24,822
Pfizer, Inc.	140,443	2,589,769
Wyeth	660	24,381
		4,538,348
Pipelines - 0.0%
The Williams Cos., Inc.	1,785	42,215
Real Estate Investment Trusts (REITS) - 0.5%
Apartment Investment & Management Co.Class A	23	805
CBL & Associates Properties, Inc.	1,775	35,642
Hospitality Properties Trust	11,056	226,869
Host Hotels & Resorts, Inc.	2,265	30,102
HRPT Properties Trust	14,554	100,277
Prologis	2,470	101,937
		495,632
Retail - 5.2%
Best Buy Co., Inc.	2,487	93,262
BJ's Wholesale Club, Inc. (a)	2,137	83,044
Costco Wholesale Corp.	3,529	229,138
Family Dollar Stores, Inc.	657	15,571

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Gap, Inc.	57,674	$1,025,444
Macy's, Inc.	23,769	427,367
McDonald's Corp.	30,771	1,898,571
Men's Wearhouse, Inc.	2,193	46,579
RadioShack Corp.	25,750	444,960
Wal-Mart Stores, Inc.	17,778	1,064,724
		5,328,660
Savings & Loans - 0.1%
New York Community Bancorp, Inc.	5,654	94,931
Semiconductors - 1.9%
Amkor Technology, Inc. (a)	66,510	423,669
ASM International NV (a)	67	1,253
Intel Corp.	52,280	979,204
LSI Corp. (a)	76,467	409,863
Skyworks Solutions, Inc. (a)	1,453	12,147
Xilinx, Inc.	4,329	101,515
		1,927,651
Software - 2.1%
Microsoft Corp.	62,107	1,657,636
Open Text Corp. (a)	5,606	193,855
Sybase, Inc. (a)	9,690	296,708
		2,148,199
Telecommunications - 4.9%
AT&T, Inc.	58,115	1,622,571
CenturyTel, Inc.	3,406	124,830
Cisco Systems, Inc. (a)	34,960	788,697
Embarq Corp.	1,876	76,072
Motorola, Inc.	9,941	70,979
Qwest Communications International, Inc.	67,900	219,317
Verizon Communications, Inc.	66,669	2,139,408
Windstream Corp.	3,430	37,524
		5,079,398
Toys, Games & Hobbies - 1.1%
Hasbro, Inc.	31,804	1,104,235
Transportation - 1.3%
Con-way, Inc.	554	24,437
CSX Corp.	6,348	346,410
Frontline Ltd.	8,963	430,852
Norfolk Southern Corp.	5,705	377,728
Union Pacific Corp.	2,882	205,083
		1,384,510
TOTAL COMMON STOCK (Cost $110,944,125)		102,367,778
TOTAL EQUITIES (Cost $110,944,125)		102,367,778

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUND - 0.6%
Diversified Financial - 0.6%
Financial Select Sector SPDR Fund	29,399	$584,746
TOTAL MUTUAL FUNDS (Cost $631,670)		584,746
TOTAL LONG-TERM INVESTMENTS (Cost $111,575,795)		102,952,524
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$268,247	268,247
TOTAL SHORT-TERM INVESTMENTS (Cost $268,247)		268,247
TOTAL INVESTMENTS - 100.0% (Cost $111,844,042) (c)		103,220,771
Other Assets/ (Liabilities) - (0.0)%		(27,513)
NET ASSETS - 100.0%		$103,193,258

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $268,254. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $274,711.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.7%
COMMON STOCK - 97.3%
Advertising - 0.5%
Omnicom Group, Inc.	24,300	$937,008
Aerospace & Defense - 0.8%
United Technologies Corp.	24,400	1,465,464
Agriculture - 1.8%
Altria Group, Inc.	63,200	1,253,888
Philip Morris International, Inc.	41,300	1,986,530
		3,240,418
Airlines - 0.5%
Southwest Airlines Co.	63,100	915,581
Auto Manufacturers - 0.9%
Ford Motor Co. (a)	111,500	579,800
General Motors Corp.	25,100	237,195
Honda Motor Co. Ltd. Sponsored ADR (Japan)	26,000	782,860
		1,599,855
Automotive & Parts - 0.4%
Johnson Controls, Inc.	26,700	809,811
Banks - 3.8%
Bank of America Corp.	7,100	248,500
Fifth Third Bancorp	21,900	260,610
SunTrust Banks, Inc.	8,200	368,918
Wells Fargo & Co.	160,800	6,034,824
		6,912,852
Beverages - 2.5%
The Coca-Cola Co.	19,300	1,020,584
PepsiCo, Inc.	49,300	3,513,611
		4,534,195
Biotechnology - 4.2%
Celgene Corp. (a)	37,200	2,354,016
Genentech, Inc. (a)	59,200	5,249,856
		7,603,872
Chemicals - 1.4%
Celanese Corp.Class A	9,000	251,190
Monsanto Co.	10,700	1,059,086
Potash Corp. of Saskatchewan	8,900	1,174,889
		2,485,165
Commercial Services - 1.2%
Apollo Group, Inc.Class A (a)	6,600	391,380
Monster Worldwide, Inc. (a)	24,100	359,331

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	40,600	$1,341,018
		2,091,729
Computers - 4.4%
Apple, Inc. (a)	13,300	1,511,678
Brocade Communications Systems, Inc. (a)	175,900	1,023,738
Cognizant Technology Solutions Corp.Class A (a)	20,700	472,581
Dell, Inc. (a)	66,500	1,095,920
International Business Machines Corp.	5,900	690,064
NetApp, Inc. (a)	28,200	514,086
SanDisk Corp. (a)	97,400	1,904,170
Seagate Technology	28,200	341,784
Sun Microsystems, Inc. (a)	42,125	320,150
		7,874,171
Cosmetics & Personal Care - 0.4%
Bare Escentuals, Inc. (a)	24,500	266,315
The Estee Lauder Cos., Inc.Class A	7,400	369,334
		635,649
Diversified Financial - 6.5%
The Goldman Sachs Group, Inc.	34,100	4,364,800
JP Morgan Chase & Co.	159,200	7,434,640
		11,799,440
Electric - 1.2%
The AES Corp. (a)	26,700	312,123
Allegheny Energy, Inc.	11,600	426,532
CMS Energy Corp.	25,400	316,738
Edison International	13,900	554,610
Pinnacle West Capital Corp.	17,800	612,498
		2,222,501
Electrical Components & Equipment - 0.8%
Emerson Electric Co.	18,600	758,694
Energizer Holdings, Inc. (a)	8,700	700,785
		1,459,479
Electronics - 1.3%
Agilent Technologies, Inc. (a)	33,100	981,746
Flextronics International Ltd. (a)	45,200	320,016
Jabil Circuit, Inc.	103,500	987,390
		2,289,152
Energy - Alternate Sources - 0.2%
SunPower Corp.Class A (a)	4,800	340,464
Engineering & Construction - 0.8%
Fluor Corp.	27,200	1,515,040
Foods - 3.5%
Campbell Soup Co.	11,300	436,180
General Mills, Inc.	7,900	542,888
Kraft Foods, Inc.Class A	86,001	2,816,533
Sara Lee Corp.	161,700	2,042,271

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever NV NY Shares	20,000	$563,200
		6,401,072
Health Care -Products - 3.3%
Baxter International, Inc.	65,000	4,265,950
Medtronic, Inc.	34,300	1,718,430
		5,984,380
Health Care -Services - 1.9%
Aetna, Inc.	11,400	411,654
DaVita, Inc. (a)	25,700	1,465,157
UnitedHealth Group, Inc.	62,700	1,591,953
		3,468,764
Household Products - 0.4%
Jarden Corp. (a)	12,900	302,505
Kimberly-Clark Corp.	5,700	369,588
		672,093
Insurance - 2.6%
ACE Ltd.	2,700	146,151
AFLAC, Inc.	18,600	1,092,750
Ambac Financial Group, Inc.	8,700	20,271
Berkshire Hathaway, Inc.Class A (a)	7	914,200
Mercury General Corp.	9,200	503,700
The Progressive Corp.	43,500	756,900
XL Capital Ltd.Class A	70,900	1,271,946
		4,705,918
Internet - 3.8%
eBay, Inc. (a)	35,000	783,300
Google, Inc.Class A (a)	13,000	5,206,760
Yahoo!, Inc. (a)	55,000	951,500
		6,941,560
Iron & Steel - 0.9%
Allegheny Technologies, Inc.	35,700	1,054,935
Cleveland-Cliffs, Inc.	4,900	259,406
Nucor Corp.	6,100	240,950
		1,555,291
Leisure Time - 0.3%
Carnival Corp.	16,400	579,740
Lodging - 0.5%
Las Vegas Sands Corp. (a)	17,500	631,925
Wynn Resorts Ltd.	3,700	302,068
		933,993
Manufacturing - 3.3%
Danaher Corp.	9,800	680,120
General Electric Co.	157,300	4,011,150
Illinois Tool Works, Inc.	21,500	955,675
Tyco International Ltd.	10,300	360,706
		6,007,651

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 2.8%
CBS Corp.Class B	35,300	$514,674
Comcast Corp.Class A	29,400	577,122
Gannett Co., Inc.	47,000	794,770
Time Warner Cable, Inc.Class A (a)	32,000	774,400
Time Warner, Inc.	24,500	321,195
Viacom, Inc.Class B (a)	16,700	414,828
The Walt Disney Co.	52,100	1,598,949
		4,995,938
Mining - 1.2%
Barrick Gold Corp.	46,800	1,719,432
Vulcan Materials Co.	4,900	365,050
		2,084,482
Oil & Gas - 4.9%
Anadarko Petroleum Corp.	11,500	557,865
Chevron Corp.	16,900	1,393,912
ConocoPhillips	22,300	1,633,475
EOG Resources, Inc.	7,900	706,734
Exxon Mobil Corp.	16,200	1,258,092
Marathon Oil Corp.	59,700	2,380,239
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	15,700	926,457
		8,856,774
Oil & Gas Services - 2.1%
Baker Hughes, Inc.	7,100	429,834
BJ Services Co.	24,900	476,337
Schlumberger Ltd.	27,500	2,147,475
Weatherford International Ltd. (a)	30,200	759,228
		3,812,874
Pharmaceuticals - 8.4%
Abbott Laboratories	35,900	2,067,122
Allergan, Inc.	32,800	1,689,200
AstraZeneca PLC Sponsored ADR (United Kingdom)	48,400	2,123,792
BioMarin Pharmaceuticals, Inc. (a)	14,600	386,754
Bristol-Myers Squibb Co.	40,900	852,765
Cardinal Health, Inc.	8,000	394,240
Forest Laboratories, Inc. (a)	38,100	1,077,468
Gilead Sciences, Inc. (a)	10,500	478,590
ImClone Systems, Inc. (a)	33,000	2,060,520
Pfizer, Inc.	64,000	1,180,160
Sanofi-Aventis ADR (France)	36,200	1,189,894
Schering-Plough Corp.	3,300	60,951
Sepracor, Inc. (a)	34,700	635,357
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,900	590,691
Wyeth	10,400	384,176
		15,171,680
Real Estate Investment Trusts (REITS) - 0.2%
Douglas Emmett, Inc.	18,800	433,716
Retail - 6.8%
Best Buy Co., Inc.	57,700	2,163,750

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Coach, Inc. (a)	11,700	$292,968
Costco Wholesale Corp.	6,100	396,073
Hanesbrands, Inc. (a)	44,175	960,806
The Home Depot, Inc.	37,300	965,697
Lowe's Cos., Inc.	34,900	826,781
Nordstrom, Inc.	50,300	1,449,646
Target Corp.	84,800	4,159,440
Urban Outfitters, Inc. (a)	22,600	720,262
Walgreen Co.	13,500	417,960
		12,353,383
Savings & Loans - 1.4%
Astoria Financial Corp.	18,300	379,359
Hudson City Bancorp, Inc.	112,000	2,066,400
		2,445,759
Semiconductors - 3.4%
Altera Corp.	28,400	587,312
Applied Materials, Inc.	158,400	2,396,592
ASML Holding NV	16,088	283,310
Intel Corp.	23,900	447,647
KLA-Tencor Corp.	50,700	1,604,655
Microchip Technology, Inc.	12,300	361,989
Micron Technology, Inc. (a)	131,900	534,195
		6,215,700
Software - 2.8%
Adobe Systems, Inc. (a)	28,200	1,113,054
Cerner Corp. (a)	17,000	758,880
Microsoft Corp.	80,700	2,153,883
Oracle Corp. (a)	14,200	288,402
VeriFone Holdings, Inc. (a)	44,900	742,646
		5,056,865
Telecommunications - 5.9%
American Tower Corp.Class A (a)	28,800	1,035,936
AT&T, Inc.	62,700	1,750,584
Ciena Corp. (a)	13,300	134,064
Cisco Systems, Inc. (a)	135,000	3,045,600
Corning, Inc.	15,700	245,548
Level 3 Communications, Inc. (a)	281,000	758,700
Polycom, Inc. (a)	27,700	640,701
Qualcomm, Inc.	50,900	2,187,173
TW Telecom, Inc. (a)	90,600	941,334
		10,739,640
Transportation - 2.9%
FedEx Corp.	13,200	1,043,328
United Parcel Service, Inc.Class B	67,000	4,213,630
		5,256,958

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Water - 0.4%
American Water Works Co., Inc.	30,700	$660,050
TOTAL COMMON STOCK (Cost $202,901,560)		176,066,127
PREFERRED STOCK - 0.4%
Banks - 0.1%
Fifth Third Bancorp	2,300	239,177
Diversified Financial - 0.1%
SLM Corp.	170	109,168
Pharmaceuticals - 0.2%
Schering Plough Corp.	2,400	410,858
TOTAL PREFERRED STOCK (Cost $1,000,000)		759,203
TOTAL EQUITIES (Cost $203,901,560)		176,825,330
	Principal Amount
BONDS & NOTES - 0.3%
CORPORATE DEBT - 0.3%
Auto Manufacturers - 0.3%
Ford Motor Co. 4.250% 12/15/36	$729,000	480,229
TOTAL CORPORATE DEBT (Cost $733,530)		480,229
TOTAL BONDS & NOTES (Cost $733,530)		480,229
TOTAL LONG-TERM INVESTMENTS (Cost $204,635,090)		177,305,559
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	1,860,076	1,860,076
TOTAL SHORT-TERM INVESTMENTS (Cost $1,860,076)		1,860,076
TOTAL INVESTMENTS - 99.0% (Cost $206,495,166) (c)		179,165,635
Other Assets/ (Liabilities) - 1.0%		1,851,836
NET ASSETS - 100.0%		$181,017,471

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $1,860,123. Collateralized by U.S. Government Agency obligations with a rate of 4.726%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $1,898,458.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund - Portfolio of Investments (Continued)

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.3%
COMMON STOCK - 99.3%
Advertising - 0.6%
Omnicom Group, Inc.	20,900	$805,904
Aerospace & Defense - 2.0%
General Dynamics Corp.	21,100	1,553,382
Lockheed Martin Corp.	9,000	987,030
Rockwell Collins, Inc.	4,500	216,405
United Technologies Corp.	1,900	114,114
		2,870,931
Banks - 3.1%
The Bank of New York Mellon Corp.	20,500	667,890
Northern Trust Corp.	20,500	1,480,100
State Street Corp.	40,700	2,315,016
		4,463,006
Beverages - 0.8%
The Coca-Cola Co.	1,800	95,184
PepsiCo, Inc.	15,500	1,104,685
		1,199,869
Biotechnology - 4.2%
Amgen, Inc. (a)	9,800	580,846
Celgene Corp. (a)	36,800	2,328,704
Genentech, Inc. (a)	35,000	3,103,800
		6,013,350
Chemicals - 3.8%
Monsanto Co.	25,900	2,563,582
Potash Corp. of Saskatchewan	9,100	1,201,291
Praxair, Inc.	22,800	1,635,672
		5,400,545
Commercial Services - 5.1%
Accenture Ltd.Class A	40,100	1,523,800
Automatic Data Processing, Inc.	47,500	2,030,625
Mastercard, Inc.Class A	3,700	656,121
McKesson Corp.	21,500	1,156,915
Monster Worldwide, Inc. (a)	20,700	308,637
Visa, Inc.Class A	11,600	712,124
Western Union Co.	39,600	976,932
		7,365,154
Computers - 4.4%
Apple, Inc. (a)	31,300	3,557,558
Dell, Inc. (a)	47,700	786,096
EMC Corp. (a)	34,900	417,404

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett-Packard Co.	33,500	$1,549,040
		6,310,098
Cosmetics & Personal Care - 0.2%
The Procter & Gamble Co.	4,700	327,543
Distribution & Wholesale - 0.3%
Fastenal Co.	9,700	479,083
Diversified Financial - 7.3%
American Express Co.	3,700	131,091
Ameriprise Financial, Inc.	31,900	1,218,580
BlackRock, Inc.	3,300	641,850
The Charles Schwab Corp.	33,500	871,000
Citigroup, Inc.	28,000	574,280
CME Group, Inc.	2,300	854,473
Credit Suisse Group Sponsored ADR (Switzerland)	3,900	188,292
Franklin Resources, Inc.	25,500	2,247,315
The Goldman Sachs Group, Inc.	14,900	1,907,200
IntercontinentalExchange, Inc. (a)	7,300	588,964
Merrill Lynch & Co., Inc.	11,600	293,480
Morgan Stanley	39,200	901,600
		10,418,125
Electrical Components & Equipment - 0.0%
Sunpower Corp.Class B (a)	400	27,620
Electronics - 0.2%
Thermo Fisher Scientific, Inc. (a)	3,900	214,500
Tyco Electronics Ltd.	5,000	138,300
		352,800
Engineering & Construction - 0.2%
Foster Wheeler Ltd. (a)	3,000	108,330
McDermott International, Inc. (a)	8,400	214,620
		322,950
Entertainment - 0.2%
International Game Technology	14,200	243,956
Foods - 0.1%
Sysco Corp.	5,200	160,316
Health Care -Products - 7.1%
Alcon, Inc.	7,400	1,195,174
Baxter International, Inc.	21,100	1,384,793
Becton, Dickinson & Co.	8,900	714,314
Covidien Ltd.	13,000	698,880
Intuitive Surgical, Inc. (a)	1,900	457,862
Medtronic, Inc.	45,900	2,299,590
St. Jude Medical, Inc. (a)	40,100	1,743,949
Stryker Corp.	26,800	1,669,640
		10,164,202
Health Care -Services - 2.0%
Aetna, Inc.	39,800	1,437,178

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Humana, Inc. (a)	22,900	$943,480
WellPoint, Inc. (a)	11,700	547,209
		2,927,867
Insurance - 0.2%
Prudential Financial, Inc.	4,300	309,600
Internet - 8.2%
Amazon.com, Inc. (a)	50,800	3,696,208
eBay, Inc. (a)	34,700	776,586
Expedia, Inc. (a)	27,100	409,481
Google, Inc.Class A (a)	11,800	4,726,136
McAfee, Inc. (a)	27,200	923,712
Tencent Holdings Ltd.	43,600	314,035
VeriSign, Inc. (a)	33,300	868,464
		11,714,622
Iron & Steel - 0.3%
Nucor Corp.	9,300	367,350
Lodging - 1.4%
Las Vegas Sands Corp. (a)	18,500	668,035
Marriott International, Inc.Class A	30,300	790,527
MGM MIRAGE (a)	19,140	545,490
		2,004,052
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	10,600	478,484
Machinery -Diversified - 0.2%
Deere & Co.	4,700	232,650
Manufacturing - 4.3%
Danaher Corp.	60,600	4,205,640
General Electric Co.	14,500	369,750
Illinois Tool Works, Inc.	15,400	684,530
Tyco International Ltd.	24,700	864,994
		6,124,914
Media - 1.5%
Discovery Communications, Inc., Series A (a)	28,450	405,412
Discovery Communications, Inc., Series C (a)	17,750	251,340
The McGraw-Hill Cos., Inc.	41,000	1,296,010
Shaw Communications, Inc. Class B	12,600	256,158
		2,208,920
Mining - 0.8%
BHP Billiton Ltd.	2,475	63,625
Freeport-McMoRan Copper & Gold, Inc.	17,800	1,011,930
		1,075,555
Oil & Gas - 3.5%
Chevron Corp.	8,300	684,584
EOG Resources, Inc.	15,300	1,368,738
Exxon Mobil Corp.	29,200	2,267,672
Murphy Oil Corp.	1,900	121,866

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	17,100	$639,882
		5,082,742
Oil & Gas Services - 6.1%
Baker Hughes, Inc.	18,300	1,107,882
FMC Technologies, Inc. (a)	5,200	242,060
Schlumberger Ltd.	55,700	4,349,613
Smith International, Inc.	51,800	3,037,552
		8,737,107
Pharmaceuticals - 6.8%
Allergan, Inc.	26,800	1,380,200
Express Scripts, Inc. (a)	15,700	1,158,974
Gilead Sciences, Inc. (a)	66,600	3,035,628
Medco Health Solutions, Inc. (a)	39,800	1,791,000
Novartis AG	694	36,466
Roche Holding AG	4,919	770,302
Schering-Plough Corp.	12,800	236,416
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	5,200	238,108
Wyeth	28,200	1,041,708
		9,688,802
Retail - 6.4%
Bed Bath & Beyond, Inc. (a)	23,900	750,699
Coach, Inc. (a)	18,300	458,232
Costco Wholesale Corp.	11,900	772,667
CVS Caremark Corp.	48,359	1,627,764
Kohl's Corp. (a)	28,700	1,322,496
McDonald's Corp.	18,500	1,141,450
Wal-Mart Stores, Inc.	35,800	2,144,062
Yum! Brands, Inc.	29,300	955,473
		9,172,843
Semiconductors - 2.7%
Altera Corp.	11,000	227,480
Broadcom Corp.Class A (a)	15,500	288,765
Intel Corp.	52,200	977,706
Marvell Technology Group Ltd. (a)	111,400	1,036,020
Xilinx, Inc.	58,800	1,378,860
		3,908,831
Software - 6.3%
Adobe Systems, Inc. (a)	18,700	738,089
Autodesk, Inc. (a)	28,700	962,885
Electronic Arts, Inc. (a)	33,700	1,246,563
Fiserv, Inc. (a)	24,300	1,149,876
Intuit, Inc. (a)	15,500	489,955
Microsoft Corp.	143,300	3,824,677
Oracle Corp. (a)	31,000	629,610
		9,041,655
Telecommunications - 7.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	44,200	2,049,112
American Tower Corp.Class A (a)	56,500	2,032,305

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	3,800	$106,096
Cisco Systems, Inc. (a)	77,600	1,750,656
Juniper Networks, Inc. (a)	94,600	1,993,222
MetroPCS Communications, Inc. (a)	13,700	191,663
Nokia Oyj Sponsored ADR (Finland)	6,000	111,900
Qualcomm, Inc.	46,800	2,010,996
		10,245,950
Toys, Games & Hobbies - 1.0%
Nintendo Co. Ltd.	3,500	1,462,843
Transportation - 0.6%
Expeditors International of Washington, Inc.	9,200	320,528
Union Pacific Corp.	6,700	476,772
		797,300
TOTAL COMMON STOCK (Cost $160,020,083)		142,507,539
TOTAL EQUITIES (Cost $160,020,083)		142,507,539
TOTAL LONG-TERM INVESTMENTS (Cost $160,020,083)		142,507,539
	Principal Amount
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$2,801,863	2,801,863
TOTAL SHORT-TERM INVESTMENTS (Cost $2,801,863)		2,801,863
TOTAL INVESTMENTS - 101.3% (Cost $162,821,946) (c)		145,309,402
Other Assets/ (Liabilities) - (1.3)%		(1,828,464)
NET ASSETS - 100.0%		$143,480,938

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $2,801,933. Collateralized by U.S. Government Agency obligations with a rate of 3.557%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $2,859,666.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.3%
COMMON STOCK - 100.3%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	7,040	$772,077
Agriculture - 1.6%
Philip Morris International, Inc.	15,810	760,461
Apparel - 0.9%
Nike, Inc.Class B	6,730	450,237
Beverages - 3.9%
The Coca-Cola Co.	16,305	862,208
PepsiCo, Inc.	13,850	987,090
		1,849,298
Biotechnology - 5.3%
Celgene Corp. (a)	19,545	1,236,808
Genentech, Inc. (a)	14,290	1,267,237
		2,504,045
Chemicals - 5.1%
Air Products & Chemicals, Inc.	7,635	522,921
Monsanto Co.	19,395	1,919,717
		2,442,638
Computers - 11.8%
Apple, Inc. (a)	20,400	2,318,664
Hewlett-Packard Co.	61,200	2,829,888
Research In Motion Ltd. (a)	7,050	481,515
		5,630,067
Cosmetics & Personal Care - 3.2%
Colgate-Palmolive Co.	8,590	647,257
The Procter & Gamble Co.	12,615	879,139
		1,526,396
Diversified Financial - 9.0%
The Blackstone Group LP	41,925	643,129
CME Group, Inc.	5,200	1,931,852
Franklin Resources, Inc.	3,110	274,084
The Goldman Sachs Group, Inc.	2,200	281,600
JP Morgan Chase & Co.	18,800	877,960
NYSE Euronext	7,475	292,871
		4,301,496
Engineering & Construction - 0.7%
Fluor Corp.	5,780	321,946
Foods - 2.8%
Wrigley (Wm.) Jr. Co.	16,800	1,333,920

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care -Products - 6.5%
Alcon, Inc.	8,455	$1,365,567
Baxter International, Inc.	12,000	787,560
Becton, Dickinson & Co.	11,640	934,226
		3,087,353
Internet - 6.4%
Google, Inc.Class A (a)	7,615	3,049,960
Machinery -Diversified - 1.0%
Deere & Co.	9,230	456,885
Manufacturing - 1.3%
Honeywell International, Inc.	8,480	352,344
Textron, Inc.	9,620	281,674
		634,018
Oil & Gas - 2.2%
EOG Resources, Inc.	11,590	1,036,841
Oil & Gas Services - 6.2%
Baker Hughes, Inc.	2,285	138,334
Cameron International Corp. (a)	19,850	765,019
National Oilwell Varco, Inc. (a)	9,970	500,793
Schlumberger Ltd.	20,150	1,573,514
		2,977,660
Pharmaceuticals - 11.8%
Abbott Laboratories	23,145	1,332,689
Gilead Sciences, Inc. (a)	40,860	1,862,399
Medco Health Solutions, Inc. (a)	17,940	807,300
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	35,150	1,609,518
		5,611,906
Retail - 6.3%
Costco Wholesale Corp.	4,650	301,925
Kohl's Corp. (a)	14,495	667,930
McDonald's Corp.	10,350	638,595
Starbucks Corp. (a)	36,050	536,063
Target Corp.	3,085	151,319
Wal-Mart Stores, Inc.	11,775	705,205
		3,001,037
Semiconductors - 2.2%
Broadcom Corp.Class A (a)	20,650	384,709
Intel Corp.	25,600	479,488
MEMC Electronic Materials, Inc. (a)	6,965	196,831
		1,061,028
Software - 2.9%
Activision Blizzard, Inc. (a)	31,100	479,873
Microsoft Corp.	34,400	918,136
		1,398,009
Telecommunications - 7.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	12,580	583,209

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc. (a)	82,800	$1,867,968
Qualcomm, Inc.	20,510	881,315
		3,332,492
Transportation - 0.6%
Union Pacific Corp.	4,200	298,872
TOTAL COMMON STOCK (Cost $50,383,926)		47,838,642
TOTAL EQUITIES (Cost $50,383,926)		47,838,642
TOTAL LONG-TERM INVESTMENTS (Cost $50,383,926)		47,838,642
TOTAL INVESTMENTS - 100.3% (Cost $50,383,926) (b)		47,838,642
Other Assets/ (Liabilities) - (0.3)%		(152,476)
NET ASSETS - 100.0%		$47,686,166

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 95.6%
COMMON STOCK - 95.6%
Commercial Services - 4.2%
Quanta Services, Inc. (a)	153,500	$4,146,035
Computers - 2.7%
EMC Corp. (a)	222,300	2,658,708
Diversified Financial - 17.5%
American Express Co.	144,600	5,123,178
Citigroup, Inc.	198,700	4,075,337
Merrill Lynch & Co., Inc.	185,500	4,693,150
NYSE Euronext	91,700	3,592,806
		17,484,471
Electric - 1.7%
Reliant Energy, Inc. (a)	237,300	1,744,155
Electrical Components & Equipment - 3.3%
General Cable Corp. (a)	92,800	3,306,464
Electronics - 4.4%
Thomas & Betts Corp. (a)	111,400	4,352,398
Engineering & Construction - 4.6%
Foster Wheeler Ltd. (a)	51,600	1,863,276
The Shaw Group, Inc. (a)	89,200	2,741,116
		4,604,392
Internet - 20.9%
Amazon.com, Inc. (a)	76,400	5,558,864
eBay, Inc. (a)	224,700	5,028,786
Google, Inc.Class A (a)	13,400	5,366,968
Yahoo!, Inc. (a)	286,500	4,956,450
		20,911,068
Machinery - Construction & Mining - 2.9%
Caterpillar, Inc.	48,800	2,908,480
Oil & Gas - 4.5%
Nabors Industries Ltd. (a)	77,800	1,938,776
XTO Energy, Inc.	54,900	2,553,948
		4,492,724
Oil & Gas Services - 2.0%
Halliburton Co.	62,400	2,021,136
Semiconductors - 4.2%
Texas Instruments, Inc.	193,100	4,151,650
Software - 6.0%
Electronic Arts, Inc. (a)	76,400	2,826,036

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	209,000	$3,149,630
		5,975,666
Telecommunications - 14.4%
Cisco Systems, Inc. (a)	250,900	5,660,304
Nokia Oyj Sponsored ADR (Finland)	286,400	5,341,360
Qualcomm, Inc.	77,800	3,343,066
		14,344,730
Transportation - 2.3%
FedEx Corp.	29,700	2,347,488
TOTAL COMMON STOCK (Cost $120,741,166)		95,449,565
TOTAL EQUITIES (Cost $120,741,166)		95,449,565
TOTAL LONG-TERM INVESTMENTS (Cost $120,741,166)		95,449,565
	Principal Amount
SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreement - 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$5,056,801	5,056,801
TOTAL SHORT-TERM INVESTMENTS (Cost $5,056,801)		5,056,801
TOTAL INVESTMENTS - 100.7% (Cost $125,797,967) (c)		100,506,366
Other Assets/ (Liabilities) - (0.7)%		(700,132)
NET ASSETS - 100.0%		$99,806,234

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $5,056,928. Collateralized by U.S. Government Agency obligations with a rate of 4.616%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $5,157,939.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.6%
COMMON STOCK - 99.6%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	28,400	$1,719,337
Airlines - 0.3%
Southwest Airlines Co.	87,840	1,274,558
Auto Manufacturers - 0.7%
Bayerische Motoren Werke AG	61,900	2,414,790
Automotive & Parts - 1.0%
Autoliv, Inc.	111,917	3,777,199
Banks - 3.9%
Associated Banc-Corp.	149,600	2,984,520
Bancorpsouth, Inc.	50,300	1,414,939
Commerce Bancshares, Inc.	88,675	4,114,520
Marshall & Ilsley Corp.	122,636	2,471,115
SunTrust Banks, Inc.	21,444	964,766
Synovus Financial Corp.	54,300	562,005
United Bankshares, Inc.	47,700	1,669,500
		14,181,365
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	272,500	4,569,825
The Pepsi Bottling Group, Inc.	82,000	2,391,940
		6,961,765
Building Materials - 0.6%
Interline Brands, Inc. (a)	73,800	1,196,298
Masco Corp.	52,133	935,266
		2,131,564
Chemicals - 3.8%
Ecolab, Inc.	56,500	2,741,380
International Flavors & Fragrances, Inc.	126,152	4,977,958
Minerals Technologies, Inc.	22,481	1,334,472
Rohm & Haas Co.	56,800	3,976,000
The Sherwin-Williams Co.	15,000	857,400
		13,887,210
Commercial Services - 0.4%
Automatic Data Processing, Inc.	32,200	1,376,550
Computers - 1.9%
Diebold, Inc.	134,807	4,463,460
Synopsys, Inc. (a)	119,735	2,388,713
		6,852,173
Distribution & Wholesale - 1.1%
Genuine Parts Co.	101,918	4,098,123

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial - 3.5%
AllianceBernstein Holding LP	165,000	$6,106,650
Ameriprise Financial, Inc.	98,400	3,758,880
Legg Mason, Inc.	78,000	2,968,680
		12,834,210
Electric - 12.3%
Ameren Corp.	86,300	3,368,289
Consolidated Edison, Inc.	60,100	2,581,896
The Empire District Electric Co.	235,229	5,022,139
Idacorp, Inc.	197,888	5,756,562
Portland General Electric Co.	262,678	6,214,962
Puget Energy, Inc.	92,302	2,464,463
Sierra Pacific Resources	284,500	2,725,510
Westar Energy, Inc.	268,477	6,185,710
Wisconsin Energy Corp.	118,239	5,308,931
Xcel Energy, Inc.	242,785	4,853,272
		44,481,734
Electrical Components & Equipment - 3.3%
Hubbell, Inc.Class B	148,000	5,187,400
Littelfuse, Inc. (a)	43,642	1,297,477
Molex, Inc.	240,780	5,405,511
		11,890,388
Electronics - 1.6%
AVX Corp.	62,300	634,837
Tyco Electronics Ltd.	133,163	3,683,289
Vishay Intertechnology, Inc. (a)	214,300	1,418,666
		5,736,792
Entertainment - 3.2%
International Speedway Corp.Class A	155,315	6,043,307
Speedway Motorsports, Inc.	282,577	5,504,600
		11,547,907
Environmental Controls - 1.6%
Republic Services, Inc.	83,928	2,516,161
Waste Management, Inc.	108,012	3,401,298
		5,917,459
Foods - 4.9%
Campbell Soup Co.	39,300	1,516,980
ConAgra Foods, Inc.	382,909	7,451,409
The Hershey Co.	60,295	2,384,064
Hormel Foods Corp.	26,000	943,280
Kellogg Co.	36,700	2,058,870
Maple Leaf Foods, Inc.	248,346	2,003,357
Tyson Foods, Inc.Class A	103,741	1,238,668
		17,596,628
Forest Products & Paper - 3.4%
International Paper Co.	58,700	1,536,766
MeadWestvaco Corp.	119,408	2,783,400
Rayonier, Inc.	96,146	4,552,513

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	56,755	$3,438,218
		12,310,897
Gas - 2.3%
AGL Resources, Inc.	81,200	2,548,056
Southwest Gas Corp.	97,349	2,945,781
WGL Holdings, Inc.	83,667	2,714,994
		8,208,831
Health Care -Products - 3.4%
Beckman Coulter, Inc.	93,913	6,666,884
Boston Scientific Corp. (a)	110,100	1,350,927
Symmetry Medical, Inc. (a)	84,663	1,571,345
Zimmer Holdings, Inc. (a)	40,000	2,582,400
		12,171,556
Health Care -Services - 0.7%
LifePoint Hospitals, Inc. (a)	50,700	1,629,498
Universal Health Services, Inc.Class B	16,712	936,373
		2,565,871
Home Builders - 0.4%
Winnebago Industries, Inc.	102,418	1,323,241
Home Furnishing - 0.7%
Whirlpool Corp.	32,600	2,584,854
Household Products - 5.8%
Avery Dennison Corp.	114,000	5,070,720
The Clorox Co.	46,900	2,940,161
Kimberly-Clark Corp.	201,694	13,077,839
		21,088,720
Insurance - 9.1%
Allstate Corp.	142,201	6,558,310
Arthur J. Gallagher & Co.	116,164	2,980,768
Chubb Corp.	127,200	6,983,280
The Hartford Financial Services Group, Inc.	23,188	950,476
HCC Insurance Holdings, Inc.	74,500	2,011,500
Horace Mann Educators Corp.	240,520	3,095,493
Lincoln National Corp.	67,400	2,885,394
Marsh & McLennan Cos., Inc.	234,467	7,446,672
		32,911,893
Machinery -Diversified - 1.0%
Altra Holdings, Inc. (a)	246,260	3,634,798
Manufacturing - 0.6%
Dover Corp.	51,600	2,092,380
Media - 0.7%
The McGraw-Hill Cos., Inc.	82,500	2,607,825
Metal Fabricate & Hardware - 0.6%
Kaydon Corp.	45,100	2,032,206

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Mining - 0.9%
Alcoa, Inc.	72,900	$1,646,082
Newmont Mining Corp.	39,600	1,534,896
		3,180,978
Office Equipment/Supplies - 0.8%
Pitney Bowes, Inc.	88,901	2,956,847
Office Furnishings - 0.8%
HNI Corp.	111,523	2,825,993
Oil & Gas - 2.5%
Apache Corp.	45,694	4,764,970
Murphy Oil Corp.	17,900	1,148,106
Noble Energy, Inc.	37,400	2,079,066
Talisman Energy, Inc.	81,100	1,153,242
		9,145,384
Packaging & Containers - 2.7%
Bemis Co., Inc.	282,859	7,413,734
Pactiv Corp. (a)	97,000	2,408,510
		9,822,244
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	142,600	2,973,210
Hospira, Inc. (a)	26,200	1,000,840
Patterson Cos., Inc. (a)	38,000	1,155,580
Watson Pharmaceuticals, Inc. (a)	81,336	2,318,076
		7,447,706
Pipelines - 2.4%
Equitable Resources, Inc.	233,062	8,548,714
Real Estate Investment Trusts (REITS) - 2.3%
Boston Properties, Inc.	28,400	2,659,944
Host Hotels & Resorts, Inc.	118,100	1,569,549
Prologis	53,600	2,212,072
Public Storage	20,200	2,000,002
		8,441,567
Retail - 0.9%
Family Dollar Stores, Inc.	35,200	834,240
Lowe's Cos., Inc.	97,263	2,304,160
		3,138,400
Savings & Loans - 3.9%
People's United Financial, Inc.	552,412	10,633,931
Washington Federal, Inc.	185,100	3,415,095
		14,049,026
Semiconductors - 2.3%
Applied Materials, Inc.	104,100	1,575,033
Emulex Corp. (a)	216,600	2,311,122
KLA-Tencor Corp.	93,200	2,949,780
Teradyne, Inc. (a)	175,400	1,369,874
		8,205,809

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Software - 0.6%
IMS Health, Inc.	109,400	$2,068,754
Telecommunications - 1.2%
CenturyTel, Inc.	46,000	1,685,900
Embarq Corp.	36,800	1,492,240
Frontier Communications Corp.	107,700	1,238,550
		4,416,690
Toys, Games & Hobbies - 0.3%
RC2 Corp. (a)	62,248	1,244,960
Transportation - 0.3%
Heartland Express, Inc.	69,500	1,078,640
Water - 0.4%
American Water Works Co., Inc.	74,191	1,595,107
TOTAL COMMON STOCK (Cost $379,525,469)		360,379,643
TOTAL EQUITIES (Cost $379,525,469)		360,379,643
MUTUAL FUNDS - 4.5%
Diversified Financial - 4.5%
iShares Russell Midcap Value Index Fund	387,600	15,201,672
iShares S&P MidCap 400 Index Fund	12,912	934,312
TOTAL MUTUAL FUNDS (Cost $17,401,193)		16,135,984
TOTAL LONG-TERM INVESTMENTS (Cost $396,926,662)		376,515,627
	Principal Amount
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$3,682,847	3,682,847
TOTAL SHORT-TERM INVESTMENTS (Cost $3,682,847)		3,682,847
TOTAL INVESTMENTS - 105.1% (Cost $400,609,509) (c)		380,198,474
Other Assets/ (Liabilities) - (5.1)%		(18,376,872)
NET ASSETS - 100.0%		$361,821,602

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $3,682,939. Collateralized by U.S. Government Agency obligations with rates ranging from 2.888% - 4.578%, maturity dates ranging from 6/15/34 - 7/01/34, and an aggregate market value, including accrued interest, of $3,757,082.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 95.8%
COMMON STOCK - 95.8%
Advertising - 1.6%
Clear Channel Outdoor Holdings, Inc.Class A (a)	74,900	$1,024,632
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	6,700	191,017
Lamar Advertising Co.Class A (a)	77,200	2,384,708
Omnicom Group, Inc.	4,500	173,520
		3,773,877
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc. (a)	26,300	2,470,622
Empresa Brasileira de Aeronautica SA ADR (Brazil)	4,300	116,143
Goodrich Corp.	4,300	178,880
Rockwell Collins, Inc.	76,200	3,664,458
		6,430,103
Airlines - 1.1%
SkyWest, Inc.	3,800	60,724
Southwest Airlines Co.	177,800	2,579,878
		2,640,602
Auto Manufacturers - 0.2%
Oshkosh Corp.	31,000	407,960
Paccar, Inc.	3,300	126,027
		533,987
Automotive & Parts - 0.8%
WABCO Holdings, Inc.	53,900	1,915,606
Banks - 0.2%
Northern Trust Corp.	5,200	375,440
SVB Financial Group (a)	1,800	104,256
		479,696
Beverages - 0.1%
Brown-Forman Corp.Class B (a)	3,100	222,611
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	21,200	833,160
Biogen Idec, Inc. (a)	1,700	85,493
Charles River Laboratories International, Inc. (a)	3,400	188,802
Human Genome Sciences, Inc. (a)	69,000	438,150
Illumina, Inc. (a)	49,600	2,010,288
Invitrogen Corp. (a)	3,000	113,400
Martek Biosciences Corp.	2,500	78,550
Millipore Corp. (a)	23,500	1,616,800
Myriad Genetics, Inc. (a)	13,800	895,344
Vertex Pharmaceuticals, Inc. (a)	45,500	1,512,420
		7,772,407

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals - 0.4%
Albemarle Corp.	2,300	$70,932
CF Industries Holdings, Inc.	1,200	109,752
Ecolab, Inc.	5,400	262,008
Intrepid Potash, Inc. (a)	11,400	343,596
Sigma-Aldrich Corp.	1,600	83,872
		870,160
Coal - 1.5%
Arch Coal, Inc.	4,700	154,583
CONSOL Energy, Inc.	44,700	2,051,283
Foundation Coal Holdings, Inc.	4,800	170,784
Massey Energy Co.	2,400	85,608
Peabody Energy Corp.	22,000	990,000
		3,452,258
Commercial Services - 7.6%
Apollo Group, Inc.Class A (a)	4,600	272,780
The Corporate Executive Board Co.	2,700	84,375
DeVry, Inc.	3,100	153,574
Equifax, Inc.	2,400	82,680
Global Payments, Inc.	64,400	2,888,984
Iron Mountain, Inc. (a)	68,950	1,683,070
ITT Educational Services, Inc. (a)	1,800	145,638
Manpower, Inc.	32,000	1,381,120
McKesson Corp.	2,100	113,001
Monster Worldwide, Inc. (a)	5,200	77,532
Moody's Corp.	4,700	159,800
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	1,300	83,512
Paychex, Inc.	8,700	287,361
Quanta Services, Inc. (a)	86,200	2,328,262
Ritchie Bros. Auctioneers, Inc.	10,200	238,272
Robert Half International, Inc.	76,900	1,903,275
SAIC, Inc. (a)	128,000	2,589,440
VistaPrint Ltd. (a)	2,500	82,100
Western Union Co.	125,700	3,101,019
		17,655,795
Computers - 3.3%
Cognizant Technology Solutions Corp.Class A (a)	8,700	198,621
DST Systems, Inc. (a)	43,000	2,407,570
IHS, Inc.Class A (a)	22,000	1,048,080
Jack Henry & Associates, Inc.	45,300	920,949
Logitech International SA (a)	3,400	79,288
MICROS Systems, Inc. (a)	44,000	1,173,040
NetApp, Inc. (a)	12,400	226,052
Perot Systems Corp.Class A (a)	6,300	109,305
Seagate Technology	111,700	1,353,804
Synopsys, Inc. (a)	3,400	67,830
		7,584,539
Cosmetics & Personal Care - 0.1%
Avon Products, Inc.	7,600	315,932

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 0.9%
Fastenal Co.	26,300	$1,298,957
LKQ Corp. (a)	28,000	475,160
W.W. Grainger, Inc.	2,200	191,334
		1,965,451
Diversified Financial - 3.0%
Affiliated Managers Group, Inc. (a)	1,100	91,135
Ameriprise Financial, Inc.	29,000	1,107,800
Eaton Vance Corp.	61,600	2,170,168
Federated Investors, Inc.Class B	3,400	98,090
Interactive Brokers Group, Inc. (a)	46,100	1,022,037
IntercontinentalExchange, Inc. (a)	1,900	153,292
Janus Capital Group, Inc.	4,700	114,116
Lazard Ltd.Class A	3,900	166,764
optionsXpress Holdings, Inc.	2,600	50,492
Raymond James Financial, Inc.	35,000	1,154,300
TD Ameritrade Holding Corp. (a)	57,000	923,400
		7,051,594
Electric - 0.6%
The AES Corp. (a)	57,000	666,330
Dynegy, Inc.Class A (a)	214,000	766,120
		1,432,450
Electrical Components & Equipment - 1.6%
Ametek, Inc.	85,500	3,485,835
General Cable Corp. (a)	1,700	60,571
Sunpower Corp.Class B (a)	1,000	69,050
		3,615,456
Electronics - 3.6%
Cogent, Inc. (a)	5,400	55,188
Cymer, Inc. (a)	1,400	35,462
Dolby Laboratories, Inc.Class A (a)	47,500	1,671,525
FLIR Systems, Inc. (a)	102,000	3,918,840
Gentex Corp.	3,900	55,770
II-VI, Inc. (a)	2,700	104,382
Itron, Inc. (a)	4,000	354,120
Jabil Circuit, Inc.	6,400	61,056
National Instruments Corp.	3,400	102,170
Trimble Navigation Ltd. (a)	6,000	155,160
Waters Corp. (a)	33,000	1,919,940
		8,433,613
Energy - Alternate Sources - 0.3%
GT Solar International, Inc. (a)	10,100	109,585
SunPower Corp.Class A (a)	8,000	567,440
		677,025
Engineering & Construction - 0.6%
Fluor Corp.	4,800	267,360
Foster Wheeler Ltd. (a)	6,400	231,104

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
McDermott International, Inc. (a)	39,100	$999,005
		1,497,469
Entertainment - 0.6%
Ascent Media Corp, Series A (a)	4,520	110,333
DreamWorks Animation SKG, Inc.Class A (a)	2,800	88,060
International Game Technology	67,700	1,163,086
Pinnacle Entertainment, Inc. (a)	11,000	83,160
		1,444,639
Environmental Controls - 0.3%
EnergySolutions, Inc.	38,000	380,000
Republic Services, Inc.	5,350	160,393
Stericycle, Inc. (a)	3,300	194,403
		734,796
Foods - 0.9%
The Hershey Co.	2,900	114,666
McCormick & Co., Inc.	6,400	246,080
Whole Foods Market, Inc.	86,000	1,722,580
		2,083,326
Health Care -Products - 4.9%
American Medical Systems Holdings, Inc. (a)	3,800	67,488
ArthroCare Corp. (a)	2,300	63,756
Becton, Dickinson & Co.	1,000	80,260
C.R. Bard, Inc.	20,600	1,954,322
Edwards Lifesciences Corp. (a)	52,000	3,003,520
Gen-Probe, Inc. (a)	17,800	944,290
Henry Schein, Inc. (a)	45,300	2,438,952
Hologic, Inc. (a)	4,800	92,784
IDEXX Laboratories, Inc. (a)	3,400	186,320
Intuitive Surgical, Inc. (a)	900	216,882
Masimo Corp. (a)	3,900	145,080
Qiagen N.V. (a)	62,100	1,225,233
Resmed, Inc. (a)	3,200	137,600
St. Jude Medical, Inc. (a)	7,700	334,873
Techne Corp. (a)	2,100	151,452
Varian Medical Systems, Inc. (a)	2,600	148,538
Zimmer Holdings, Inc. (a)	1,900	122,664
		11,314,014
Health Care -Services - 1.5%
Cigna Corp.	2,500	84,950
Covance, Inc. (a)	1,000	88,410
Coventry Health Care, Inc. (a)	28,500	927,675
DaVita, Inc. (a)	2,100	119,721
Health Net, Inc. (a)	31,900	752,840
Humana, Inc. (a)	23,900	984,680
Laboratory Corp. of America Holdings (a)	2,400	166,800
Lincare Holdings, Inc. (a)	3,600	108,324
Quest Diagnostics, Inc.	2,600	134,342
		3,367,742

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders - 0.1%
Centex Corp.	2,000	$32,400
KB Home	1,800	35,424
Lennar Corp.Class A	3,200	48,608
Pulte Homes, Inc.	2,400	33,528
Toll Brothers, Inc. (a)	2,300	58,029
		207,989
Household Products - 0.1%
The Clorox Co.	2,900	181,801
Insurance - 2.1%
Aon Corp.	1,900	85,424
Arch Capital Group Ltd. (a)	1,900	138,757
Assurant, Inc.	27,400	1,507,000
Axis Capital Holdings Ltd.	51,900	1,645,749
HCC Insurance Holdings, Inc.	3,200	86,400
Philadelphia Consolidated Holding Corp. (a)	9,000	527,130
Principal Financial Group, Inc.	20,000	869,800
RenaissanceRe Holdings Ltd.	1,500	78,000
		4,938,260
Internet - 4.1%
Amazon.com, Inc. (a)	40,000	2,910,400
Baidu.com Sponsored ADR (Cayman Islands) (a)	400	99,292
Check Point Software Technologies Ltd. (a)	3,800	86,412
Ctrip.com International Ltd. ADR (Cayman Islands)	2,000	77,220
Digital River, Inc. (a)	2,600	84,240
Expedia, Inc. (a)	129,400	1,955,234
F5 Networks, Inc. (a)	4,000	93,520
McAfee, Inc. (a)	55,600	1,888,176
Priceline.com, Inc. (a)	1,500	102,645
Sina Corp. (a)	2,700	95,040
Symantec Corp. (a)	5,900	115,522
VeriSign, Inc. (a)	73,800	1,924,704
		9,432,405
Iron & Steel - 0.2%
Carpenter Technology Corp.	5,400	138,510
Cleveland-Cliffs, Inc.	3,800	201,172
		339,682
Leisure Time - 0.1%
Harley-Davidson, Inc.	4,300	160,390
Royal Caribbean Cruises Ltd.	2,100	43,575
WMS Industries, Inc. (a)	2,600	79,482
		283,447
Lodging - 1.5%
Boyd Gaming Corp.	1,600	14,976
Choice Hotels International, Inc.	3,800	102,980
Gaylord Entertainment Co. (a)	36,000	1,057,320
Las Vegas Sands Corp. (a)	2,700	97,497
Marriott International, Inc.Class A	75,300	1,964,577
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	8,300	33,117

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	3,200	$90,048
Wynn Resorts Ltd.	2,100	171,444
		3,531,959
Machinery - Construction & Mining - 0.1%
Joy Global, Inc.	4,200	189,588
Terex Corp. (a)	2,300	70,196
		259,784
Machinery -Diversified - 2.9%
Cummins, Inc.	5,900	257,948
Flowserve Corp.	1,000	88,770
Graco, Inc.	2,200	78,342
IDEX Corp.	65,350	2,027,157
Roper Industries, Inc.	73,800	4,203,648
Zebra Technologies Corp.Class A (a)	1,900	52,915
		6,708,780
Manufacturing - 1.5%
Danaher Corp.	13,000	902,200
Donaldson Co., Inc.	4,400	184,404
Harsco Corp.	26,000	966,940
ITT Corp.	25,000	1,390,250
Pall Corp.	2,400	82,536
		3,526,330
Media - 2.4%
Cablevision Systems Corp.Class A	75,100	1,889,516
Central European Media Enterprises Ltd. (a)	1,300	85,020
CTC Media, Inc. (a)	4,400	66,000
Discovery Communications, Inc., Series A (a)	46,000	655,500
Discovery Communications, Inc., Series C (a)	46,700	661,272
FactSet Research Systems, Inc.	21,200	1,107,700
The McGraw-Hill Cos., Inc.	5,600	177,016
Rogers Communications, Inc. Class B	10,000	332,400
Shaw Communications, Inc. Class B	5,200	105,716
Sirius Satellite Radio, Inc. (a)	576,000	328,320
WPP Group PLC Sponsored ADR (United Kingdom)	3,100	126,170
		5,534,630
Metal Fabricate & Hardware - 0.2%
Precision Castparts Corp.	3,700	291,486
Valmont Industries, Inc.	900	74,421
		365,907
Mining - 1.5%
Agnico-Eagle Mines Ltd.	39,900	2,197,293
Teck Cominico Ltd.Class B	42,000	1,223,040
		3,420,333
Oil & Gas - 3.4%
Bill Barrett Corp. (a)	2,300	73,853
Cabot Oil & Gas Corp.	4,000	144,560
CNX Gas Corp. (a)	57,000	1,276,230
Compton Petroleum Corp. (a)	10,100	55,449

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Concho Resources, Inc. (a)	6,100	$168,421
Diamond Offshore Drilling, Inc.	2,300	237,038
EOG Resources, Inc.	22,000	1,968,120
Forest Oil Corp. (a)	3,500	173,600
Mariner Energy, Inc. (a)	3,100	63,550
Murphy Oil Corp.	30,200	1,937,028
Nabors Industries Ltd. (a)	8,400	209,328
Newfield Exploration Co. (a)	5,600	179,144
SandRidge Energy, Inc. (a)	9,800	192,080
Sunoco, Inc.	2,700	96,066
Ultra Petroleum Corp. (a)	4,200	232,428
XTO Energy, Inc.	18,000	837,360
		7,844,255
Oil & Gas Services - 4.4%
BJ Services Co.	105,800	2,023,954
Cameron International Corp. (a)	24,500	944,230
Complete Production Services, Inc. (a)	2,700	54,351
Core Laboratories NV	3,300	334,356
FMC Technologies, Inc. (a)	45,700	2,127,335
Smith International, Inc.	59,000	3,459,760
TETRA Technologies, Inc. (a)	46,900	649,565
Trican Well Service Ltd.	43,300	653,647
		10,247,198
Pharmaceuticals - 5.7%
Allergan, Inc.	5,600	288,400
Amylin Pharmaceuticals, Inc. (a)	26,200	529,764
BioMarin Pharmaceuticals, Inc. (a)	32,100	850,329
Cephalon, Inc. (a)	41,700	3,231,333
DENTSPLY International, Inc.	46,500	1,745,610
Elan Corp. PLC Sponsored ADR (Ireland) (a)	104,200	1,111,814
Express Scripts, Inc. (a)	4,600	339,572
ImClone Systems, Inc. (a)	13,000	811,720
Medarex, Inc. (a)	26,000	168,220
OSI Pharmaceuticals, Inc. (a)	18,000	887,220
Patterson Cos., Inc. (a)	1,800	54,738
Sepracor, Inc. (a)	23,000	421,130
Theravance, Inc. (a)	31,000	386,260
Valeant Pharmaceuticals International (a)	66,000	1,351,020
Warner Chilcott Ltd.Class A (a)	67,500	1,020,600
		13,197,730
Pipelines - 0.1%
The Williams Cos., Inc.	6,100	144,265
Real Estate - 0.5%
The St. Joe Co. (a)	28,000	1,094,520
Retail - 6.8%
Advance Auto Parts, Inc.	2,200	87,252
AnnTaylor Stores Corp. (a)	2,400	49,536
Bed Bath & Beyond, Inc. (a)	70,400	2,211,264
Best Buy Co., Inc.	11,000	412,500

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Carmax, Inc. (a)	74,000	$1,036,000
Chipotle Mexican Grill, Inc.Class B (a)	27,900	1,304,325
Coach, Inc. (a)	6,400	160,256
Dick's Sporting Goods, Inc. (a)	3,000	58,740
Family Dollar Stores, Inc.	3,700	87,690
J. Crew Group, Inc. (a)	36,000	1,028,520
Men's Wearhouse, Inc.	2,100	44,604
MSC Industrial Direct Co., Inc.Class A	24,000	1,105,680
O'Reilly Automotive, Inc. (a)	60,600	1,622,262
Panera Bread Co.Class A (a)	8,000	407,200
PetSmart, Inc.	81,900	2,023,749
Ross Stores, Inc.	6,800	250,308
Shoppers Drug Mart Corp.	24,000	1,162,751
Staples, Inc.	6,200	139,500
Starbucks Corp. (a)	6,900	102,603
Tiffany & Co.	5,200	184,704
Tim Hortons, Inc.	38,900	1,152,607
The TJX Cos., Inc.	9,000	274,680
Tractor Supply Co. (a)	1,600	67,280
Urban Outfitters, Inc. (a)	3,500	111,545
Williams-Sonoma, Inc.	24,600	398,028
Yum! Brands, Inc.	10,200	332,622
		15,816,206
Semiconductors - 6.2%
Altera Corp.	110,900	2,293,412
Analog Devices, Inc.	7,100	187,085
Broadcom Corp.Class A (a)	11,600	216,108
Cree, Inc. (a)	25,000	569,500
Fairchild Semiconductor International, Inc. (a)	4,200	37,338
Integrated Device Technology, Inc. (a)	6,100	47,458
Intersil Corp.Class A	60,800	1,008,064
KLA-Tencor Corp.	1,600	50,640
Lam Research Corp. (a)	1,900	59,831
Linear Technology Corp.	6,700	205,422
Marvell Technology Group Ltd. (a)	168,100	1,563,330
Maxim Integrated Products, Inc.	4,200	76,020
MEMC Electronic Materials, Inc. (a)	4,400	124,344
Microchip Technology, Inc.	59,400	1,748,142
National Semiconductor Corp.	8,900	153,169
ON Semiconductor Corp. (a)	161,000	1,088,360
PMC-Sierra, Inc. (a)	113,500	842,170
QLogic Corp. (a)	5,800	89,088
Silicon Laboratories, Inc. (a)	3,200	98,240
Teradyne, Inc. (a)	93,800	732,578
Varian Semiconductor Equipment Associates, Inc. (a)	34,600	869,152
Xilinx, Inc.	96,200	2,255,890
		14,315,341
Software - 3.3%
Activision Blizzard, Inc. (a)	10,400	160,472
Adobe Systems, Inc. (a)	2,200	86,834
American Reprographics Co. (a)	5,400	93,150

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Ansys, Inc. (a)	2,400	$90,888
Autodesk, Inc. (a)	50,600	1,697,630
BMC Software, Inc. (a)	3,600	103,068
Citrix Systems, Inc. (a)	3,800	95,988
Dun & Bradstreet Corp.	1,200	113,232
Electronic Arts, Inc. (a)	6,500	240,435
Fidelity National Information Services, Inc.	1,500	27,690
Fiserv, Inc. (a)	44,700	2,115,204
Intuit, Inc. (a)	7,100	224,431
Red Hat, Inc. (a)	88,400	1,332,188
Salesforce.com, Inc. (a)	23,300	1,127,720
Satyam Computer Services Ltd. ADR (India)	6,300	101,745
SEI Investments Co.	3,600	79,920
THQ, Inc. (a)	3,800	45,752
		7,736,347
Telecommunications - 6.1%
Amdocs Ltd. (a)	71,000	1,943,980
American Tower Corp.Class A (a)	67,100	2,413,587
Ciena Corp. (a)	10,000	100,800
Crown Castle International Corp. (a)	75,900	2,198,823
Harris Corp.	5,000	231,000
JDS Uniphase Corp. (a)	179,900	1,521,954
Juniper Networks, Inc. (a)	129,000	2,718,030
Leap Wireless International, Inc. (a)	45,800	1,744,980
MetroPCS Communications, Inc. (a)	60,100	840,799
NeuStar, Inc.Class A (a)	3,800	75,582
NII Holdings, Inc. (a)	3,300	125,136
SBA Communications Corp. Class A (a)	9,200	238,004
		14,152,675
Toys, Games & Hobbies - 0.0%
Mattel, Inc.	4,200	75,768
Transportation - 0.6%
C.H. Robinson Worldwide, Inc.	5,000	254,800
Expeditors International of Washington, Inc.	8,000	278,720
Landstar System, Inc.	5,000	220,300
UTI Worldwide, Inc.	36,000	612,720
		1,366,540
TOTAL COMMON STOCK (Cost $246,485,216)		221,987,300
PREFERRED STOCK - 0.0%
Savings & Loans - 0.0%
Bill Me Later, Inc. (a) (b)	3,000	108,690
TOTAL PREFERRED STOCK (Cost $108,690)		108,690
TOTAL EQUITIES (Cost $246,593,906)		222,095,990
TOTAL LONG-TERM INVESTMENTS (Cost $246,593,906)		222,095,990

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$9,916,252	$9,916,252
TOTAL SHORT-TERM INVESTMENTS (Cost $9,916,252)		9,916,252
TOTAL INVESTMENTS - 100.1% (Cost $256,510,158) (d)		232,012,242
Other Assets/ (Liabilities) - (0.1)%		(176,434)
NET ASSETS - 100.0%		$231,835,808

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $9,916,501. Collateralized by U.S. Government Agency obligations with rates ranging from 2.890% - 3.557%, maturity dates ranging from 5/25/34 - 6/15/34, and an aggregate market value, including accrued interest, of $10,117,547.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 101.6%
COMMON STOCK - 101.6%
Agriculture - 1.5%
Universal Corp.	59,200	$2,906,128
Airlines - 2.0%
Alaska Air Group, Inc. (a)	82,585	1,683,908
Continental Airlines, Inc.Class B (a)	65,400	1,090,872
SkyWest, Inc.	67,000	1,070,660
		3,845,440
Automotive & Parts - 3.2%
ArvinMeritor, Inc.	214,145	2,792,451
Autoliv, Inc.	23,900	806,625
TRW Automotive Holdings Corp. (a)	166,700	2,652,197
		6,251,273
Banks - 7.3%
Central Pacific Financial Corp.	40,200	675,762
Popular, Inc.	104,900	869,621
The South Financial Group, Inc.	167,800	1,229,974
Susquehanna Bancshares, Inc.	79,327	1,548,463
Synovus Financial Corp.	199,600	2,065,860
Trustmark Corp.	124,100	2,573,834
Webster Financial Corp.	122,300	3,088,075
Whitney Holding Corp.	92,700	2,247,975
		14,299,564
Building Materials - 0.4%
Quanex Building Products Corp.	55,000	838,200
Chemicals - 6.7%
Arch Chemicals, Inc.	45,550	1,607,915
Ashland, Inc.	67,600	1,976,624
Chemtura Corp.	336,200	1,533,072
Cytec Industries, Inc.	67,500	2,626,425
Methanex Corp.	20,500	407,745
Rockwood Holdings, Inc. (a)	110,100	2,825,166
Westlake Chemical Corp.	102,200	2,149,266
		13,126,213
Commercial Services - 3.1%
Avis Budget Group, Inc. (a)	175,400	1,006,796
Convergys Corp. (a)	104,300	1,541,554
Hertz Global Holdings, Inc. (a)	143,000	1,082,510
Kelly Services, Inc.Class A	130,700	2,489,835
		6,120,695
Computers - 0.6%
Lexmark International, Inc.Class A (a)	35,700	1,162,749

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 3.4%
Ingram Micro, Inc.Class A (a)	123,500	$1,984,645
Tech Data Corp. (a)	68,000	2,029,800
United Stationers, Inc. (a)	54,200	2,592,386
		6,606,831
Electric - 2.5%
Northeast Utilities	121,900	3,126,735
Portland General Electric Co.	23,925	566,066
Reliant Energy, Inc. (a)	156,700	1,151,745
		4,844,546
Electrical Components & Equipment - 1.1%
EnerSys (a)	105,300	2,075,463
Electronics - 2.3%
Arrow Electronics, Inc. (a)	96,000	2,517,120
Benchmark Electronics, Inc. (a)	73,787	1,038,921
Vishay Intertechnology, Inc. (a)	146,300	968,506
		4,524,547
Foods - 6.4%
Corn Products International, Inc.	6,000	193,680
Del Monte Foods Co.	315,800	2,463,240
Ruddick Corp.	118,100	3,832,345
Smithfield Foods, Inc. (a)	140,100	2,224,788
SuperValu, Inc.	92,800	2,013,760
Tyson Foods, Inc.Class A	139,200	1,662,048
		12,389,861
Gas - 1.2%
Atmos Energy Corp.	89,500	2,382,490
Hand & Machine Tools - 0.5%
Regal-Beloit Corp.	22,800	969,456
Health Care -Services - 5.8%
AMERIGROUP Corp. (a)	86,400	2,180,736
Apria Healthcare Group, Inc. (a)	75,700	1,380,768
LifePoint Hospitals, Inc. (a)	75,600	2,429,784
Molina Healthcare, Inc. (a)	107,500	3,332,500
Universal Health Services, Inc.Class B	37,000	2,073,110
		11,396,898
Home Builders - 1.6%
KB Home	16,600	326,688
Thor Industries, Inc.	111,000	2,755,020
		3,081,708
Home Furnishing - 0.3%
Furniture Brands International, Inc.	45,500	478,660
Insurance - 9.2%
Arch Capital Group Ltd. (a)	56,600	4,133,498
Aspen Insurance Holdings Ltd.	146,100	4,017,750
Old Republic International Corp.	151,200	1,927,800

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
PartnerRe Ltd.	7,200	$490,248
Platinum Underwriters Holdings Ltd.	119,000	4,222,120
RenaissanceRe Holdings Ltd.	11,900	618,800
StanCorp Financial Group, Inc.	46,900	2,438,800
		17,849,016
Iron & Steel - 1.2%
Reliance Steel & Aluminum Co.	40,600	1,541,582
Steel Dynamics, Inc.	50,300	859,627
		2,401,209
Leisure Time - 2.4%
Brunswick Corp.	169,300	2,165,347
Callaway Golf Co.	172,000	2,420,040
		4,585,387
Lodging - 0.7%
Boyd Gaming Corp.	148,900	1,393,704
Machinery - Construction & Mining - 0.8%
Terex Corp. (a)	50,200	1,532,104
Machinery -Diversified - 1.4%
AGCO Corp. (a)	17,300	737,153
Briggs & Stratton Corp.	125,700	2,033,826
		2,770,979
Manufacturing - 1.1%
Acuity Brands, Inc.	4,100	171,216
AptarGroup, Inc.	51,200	2,002,432
		2,173,648
Media - 0.5%
Gannett Co., Inc.	62,000	1,048,420
Metal Fabricate & Hardware - 2.0%
Commercial Metals Co.	114,900	1,940,661
Mueller Industries, Inc.	84,028	1,933,484
		3,874,145
Oil & Gas - 2.7%
Cimarex Energy Co.	46,800	2,288,988
Helmerich & Payne, Inc.	47,900	2,068,801
Rowan Cos., Inc.	28,800	879,840
		5,237,629
Oil & Gas Services - 1.0%
Oil States International, Inc. (a)	53,100	1,877,085
Packaging & Containers - 2.0%
Owens-IIlinois, Inc. (a)	39,500	1,161,300
Silgan Holdings, Inc.	22,000	1,123,980
Sonoco Products Co.	54,800	1,626,464
		3,911,744
Pharmaceuticals - 1.1%
Omnicare, Inc.	71,000	2,042,670

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) - 6.5%
Alexandria Real Estate Equities, Inc.	15,900	$1,788,750
Digital Realty Trust, Inc.	51,400	2,428,650
Home Properties, Inc.	39,000	2,260,050
Mid-America Apartment Communities, Inc.	40,600	1,995,084
Strategic Hotels & Resorts, Inc.	68,200	514,910
Sunstone Hotel Investors, Inc.	87,300	1,178,550
Tanger Factory Outlet Centers, Inc.	32,400	1,418,796
Taubman Centers, Inc.	22,500	1,125,000
		12,709,790
Retail - 4.2%
AutoNation, Inc. (a)	147,700	1,660,148
Dillard's, Inc.Class A	50,800	599,440
Foot Locker, Inc.	82,800	1,338,048
Insight Enterprises, Inc. (a)	116,700	1,564,947
Jones Apparel Group, Inc.	29,500	546,045
Men's Wearhouse, Inc.	112,600	2,391,624
		8,100,252
Savings & Loans - 5.2%
Astoria Financial Corp.	106,000	2,197,380
First Niagara Financial Group, Inc.	151,200	2,381,400
Provident Financial Services, Inc.	207,095	3,419,138
Washington Federal, Inc.	119,800	2,210,310
		10,208,228
Semiconductors - 2.9%
Amkor Technology, Inc. (a)	183,800	1,170,806
Siliconware Precision Industries Co. Sponsored ADR (Taiwan)	285,600	1,647,912
Spansion, Inc.Class A (a)	160,000	248,000
Teradyne, Inc. (a)	175,400	1,369,874
Zoran Corp. (a)	157,400	1,284,384
		5,720,976
Telecommunications - 1.3%
Anixter International, Inc. (a)	18,200	1,083,082
CommScope, Inc. (a)	40,900	1,416,776
		2,499,858
Transportation - 4.3%
Arkansas Best Corp.	46,300	1,559,847
Con-way, Inc.	37,900	1,671,769
Ryder System, Inc.	55,000	3,410,000
Werner Enterprises, Inc.	84,000	1,823,640
		8,465,256
Trucking & Leasing - 1.2%
GATX Corp.	60,600	2,397,942
TOTAL COMMON STOCK (Cost $230,537,370)		198,100,764
TOTAL EQUITIES (Cost $230,537,370)		198,100,764

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund - Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $230,537,370)		$198,100,764
	Principal Amount
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$3,156,209	3,156,209
TOTAL SHORT-TERM INVESTMENTS (Cost $3,156,209)		3,156,209
TOTAL INVESTMENTS - 103.2% (Cost $233,693,579) (c)		201,256,973
Other Assets/ (Liabilities) - (3.2)%		(6,252,803)
NET ASSETS - 100.0%		$195,004,170

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $3,156,287. Collateralized by U.S. Government Agency obligations with rates ranging from 4.611% - 4.719%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $3,220,713.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.6%
COMMON STOCK - 98.6%
Advertising - 0.1%
inVentiv Health, Inc. (a)	3,571	$63,064
Aerospace & Defense - 2.5%
AAR Corp. (a)	4,252	70,540
Cubic Corp.	1,700	41,803
Curtiss-Wright Corp.	4,940	224,523
Esterline Technologies Corp. (a)	3,219	127,440
GenCorp, Inc. (a)	5,404	36,423
Kaman Corp.	2,831	80,627
Moog, Inc.Class A (a)	4,591	196,862
Orbital Sciences Corp. (a)	6,402	153,456
Teledyne Technologies, Inc. (a)	3,911	223,553
Triumph Group, Inc.	1,739	79,490
		1,234,717
Agriculture - 0.2%
Alliance One International, Inc. (a)	9,705	36,879
The Andersons, Inc.	1,929	67,939
		104,818
Airlines - 0.2%
SkyWest, Inc.	6,300	100,674
Apparel - 1.6%
Crocs, Inc. (a)	9,189	32,897
Deckers Outdoor Corp. (a)	1,413	147,065
Iconix Brand Group, Inc. (a)	6,193	81,004
K-Swiss, Inc.Class A	2,921	50,825
Maidenform Brands, Inc. (a)	2,000	29,020
Oxford Industries, Inc.	1,500	38,745
Perry Ellis International, Inc. (a)	1,335	19,905
Quiksilver, Inc. (a)	13,595	78,035
Skechers U.S.A., Inc.Class A (a)	3,590	60,420
True Religion Apparel, Inc. (a)	2,000	51,700
Volcom, Inc. (a)	1,638	28,305
Wolverine World Wide, Inc.	5,385	142,487
		760,408
Auto Manufacturers - 0.1%
Wabash National Corp.	3,200	30,240
Automotive & Parts - 0.3%
ATC Technology Corp. (a)	2,387	56,667
Spartan Motors, Inc.	3,400	10,812
Standard Motor Products, Inc.	1,300	8,086
Superior Industries International, Inc.	2,528	48,437
		124,002

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Banks - 6.9%
Bank Mutual Corp.	5,100	$57,885
Boston Private Financial Holdings, Inc.	6,125	53,533
Cascade Bancorp	2,900	25,781
Central Pacific Financial Corp.	3,000	50,430
Columbia Banking System, Inc.	1,900	33,687
Community Bank System, Inc.	3,362	84,554
Corus Bankshares, Inc.	3,483	14,106
East West Bancorp, Inc.	6,842	93,735
First Bancorp	8,096	89,542
First Commonwealth Financial Corp.	6,900	92,943
First Financial Bancorp	3,300	48,180
First Financial Bankshares, Inc.	2,300	119,324
First Midwest Bancorp, Inc.	5,436	131,769
Frontier Financial Corp.	5,010	67,284
Glacier Bancorp, Inc.	5,846	144,805
Hancock Holding Co.	2,610	133,110
Hanmi Financial Corp.	4,000	20,200
Independent Bank Corp.	2,120	13,123
Irwin Financial Corp.	2,000	7,900
Nara Bancorp, Inc.	2,300	25,760
National Penn Bancshares, Inc.	8,853	129,254
Old National Bancorp	7,198	144,104
PrivateBancorp, Inc.	3,002	125,063
Prosperity Bancshares, Inc.	4,409	149,862
Provident Bankshares Corp.	3,811	37,005
Signature Bank (a)	3,762	131,219
The South Financial Group, Inc.	7,913	58,002
Sterling Bancorp	1,900	27,474
Sterling Bancshares, Inc.	8,141	85,073
Sterling Financial Corp.	5,754	83,433
Susquehanna Bancshares, Inc.	9,474	184,932
Trustco Bank Corp. NY	8,100	94,851
UCBH Holdings, Inc.	11,942	76,548
UMB Financial Corp.	3,238	170,060
Umpqua Holdings Corp.	6,454	94,938
United Bankshares, Inc.	4,222	147,770
United Community Banks	4,488	59,514
Whitney Holding Corp.	6,986	169,411
Wilshire Bancorp, Inc.	2,057	25,034
Wintrust Financial Corp.	2,576	75,606
		3,376,804
Beverages - 0.3%
Boston Beer Co., Inc.Class A (a)	1,100	52,239
Green Mountain Coffee Roasters, Inc. (a)	1,952	76,792
Peet's Coffee & Tea, Inc. (a)	1,300	36,296
		165,327
Biotechnology - 0.9%
Arqule, Inc. (a)	3,600	11,592
Cambrex Corp. (a)	3,000	18,450
CryoLife, Inc. (a)	2,926	38,389

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Enzo Biochem, Inc. (a)	3,400	$37,332
Integra LifeSciences Holdings Corp. (a)	2,036	89,645
Martek Biosciences Corp.	3,596	112,986
Regeneron Pharmaceuticals, Inc. (a)	6,836	149,230
		457,624
Building Materials - 1.5%
Apogee Enterprises, Inc.	3,205	48,171
Drew Industries, Inc. (a)	2,067	35,366
Gibraltar Industries, Inc.	2,947	55,138
Lennox International, Inc.	5,148	171,274
NCI Building Systems, Inc. (a)	2,174	69,025
Quanex Building Products Corp.	3,974	60,564
Simpson Manufacturing Co., Inc.	4,006	108,523
Texas Industries, Inc.	2,975	121,558
Universal Forest Products, Inc.	1,824	63,676
		733,295
Chemicals - 1.4%
Arch Chemicals, Inc.	2,717	95,910
Balchem Corp.	1,900	50,673
Georgia Gulf Corp.	3,688	9,220
H.B. Fuller Co.	5,282	110,235
NewMarket Corp.	1,325	69,642
OM Group, Inc. (a)	3,272	73,620
Omnova Solutions, Inc. (a)	4,600	9,154
Penford Corp.	1,300	22,997
PolyOne Corp. (a)	9,965	64,274
Quaker Chemical Corp.	1,100	31,306
Schulman (A.), Inc.	3,000	59,340
Stepan Co.	775	42,292
Zep, Inc.	2,200	38,808
		677,471
Commercial Services - 5.5%
Aaron Rents, Inc.	5,845	158,224
ABM Industries, Inc.	4,841	105,727
Administaff, Inc.	2,453	66,771
AMN Healthcare Services, Inc. (a)	3,578	62,866
Arbitron, Inc.	2,924	130,674
Bankrate, Inc. (a)	1,518	59,065
Bowne & Co., Inc.	2,838	32,779
CDI Corp.	1,426	31,843
Chemed Corp.	2,435	99,981
Coinstar, Inc. (a)	3,097	99,104
Consolidated Graphics, Inc. (a)	1,242	37,670
CPI Corp.	532	5,719
Cross Country Healthcare, Inc. (a)	3,300	53,757
Gevity HR, Inc.	2,500	18,200
Healthcare Services Group, Inc.	4,596	84,061
Healthspring, Inc. (a)	5,380	113,841
Heidrick & Struggles International, Inc.	1,823	54,963
Hillenbrand, Inc.	6,756	136,201

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
HMS Holdings Corp. (a)	2,688	$64,405
Kendle International, Inc. (a)	1,452	64,919
Landauer, Inc.	1,000	72,750
Live Nation, Inc. (a)	8,353	135,903
Maximus, Inc.	2,093	77,106
Midas, Inc. (a)	1,500	20,640
On Assignment, Inc. (a)	3,700	29,156
PAREXEL International Corp. (a)	5,973	171,186
PharmaNet Development Group, Inc. (a)	2,171	15,675
Pre-Paid Legal Services, Inc. (a)	839	34,617
Rewards Network, Inc. (a)	2,600	13,052
Spherion Corp. (a)	5,800	28,246
Startek, Inc. (a)	1,400	8,988
Ticketmaster (a)	4,300	46,139
TrueBlue, Inc. (a)	4,734	76,501
Universal Technical Institute, Inc. (a)	2,270	38,726
Viad Corp.	2,327	66,994
Volt Information Sciences, Inc. (a)	1,400	12,572
Watson Wyatt Worldwide, Inc.Class A	4,632	230,349
Wright Express Corp. (a)	4,166	124,355
		2,683,725
Computers - 2.0%
Agilysys, Inc.	2,393	24,145
CACI International, Inc.Class A (a)	3,244	162,524
Catapult Communications Corp. (a)	1,182	5,686
Ciber, Inc. (a)	5,600	39,144
Hutchinson Technology, Inc. (a)	2,521	29,193
Manhattan Associates, Inc. (a)	2,763	61,726
Mercury Computer Systems, Inc. (a)	2,400	21,360
MICROS Systems, Inc. (a)	8,865	236,341
MTS Systems Corp.	1,869	78,685
Radiant Systems, Inc. (a)	2,900	25,201
RadiSys Corp. (a)	2,400	20,640
SI International, Inc. (a)	1,400	42,070
Stratasys, Inc. (a)	2,200	38,434
SYKES Enterprises, Inc. (a)	3,666	80,505
Synaptics, Inc. (a)	3,650	110,303
		975,957
Cosmetics & Personal Care - 0.3%
Chattem, Inc. (a)	2,021	158,002
Distribution & Wholesale - 2.3%
Brightpoint, Inc. (a)	5,572	40,118
Fossil, Inc. (a)	5,020	141,715
LKQ Corp. (a)	14,668	248,916
Owens & Minor, Inc.	4,494	217,959
Pool Corp.	5,301	123,672
ScanSource, Inc. (a)	2,826	81,361
United Stationers, Inc. (a)	2,607	124,693
Watsco, Inc.	2,971	149,382
		1,127,816

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial - 2.0%
Financial Federal Corp.	2,758	$63,213
Greenhill & Co., Inc.	1,900	140,125
Investment Technology Group, Inc. (a)	4,725	143,782
LaBranche & Co., Inc. (a)	5,813	26,158
National Financial Partners Corp.	4,247	63,705
optionsXpress Holdings, Inc.	4,700	91,274
Piper Jaffray Cos. (a)	1,765	76,336
Portfolio Recovery Associates, Inc. (a)	1,720	83,644
Stifel Financial Corp. (a)	2,726	136,027
SWS Group, Inc.	2,879	58,041
TradeStation Group, Inc. (a)	3,333	31,164
World Acceptance Corp. (a)	1,822	65,592
		979,061
Electric - 1.7%
Allete, Inc.	2,908	129,406
Avista Corp.	5,957	129,326
Central Vermont Public Service Corp.	1,100	25,784
CH Energy Group, Inc.	1,700	74,069
Cleco Corp.	6,672	168,468
El Paso Electric Co. (a)	4,762	100,002
UIL Holdings Corp.	2,666	91,524
Unisource Energy Corp.	3,825	111,652
		830,231
Electrical Components & Equipment - 0.8%
Advanced Energy Industries, Inc. (a)	3,724	50,944
Belden, Inc.	4,630	147,188
C&D Technologies, Inc. (a)	2,941	16,705
Greatbatch, Inc. (a)	2,400	58,896
Littelfuse, Inc. (a)	2,300	68,379
Magnetek, Inc. (a)	3,700	14,985
Vicor Corp.	2,000	17,760
		374,857
Electronics - 4.5%
Analogic Corp.	1,489	74,093
Bel Fuse, Inc.Class B	1,300	37,011
Benchmark Electronics, Inc. (a)	7,250	102,080
Brady Corp.Class A	5,888	207,729
Checkpoint Systems, Inc. (a)	4,221	79,439
CTS Corp.	3,500	44,730
Cymer, Inc. (a)	3,251	82,348
Daktronics, Inc.	3,754	62,542
Dionex Corp. (a)	2,036	129,388
Electro Scientific Industries, Inc. (a)	2,900	41,238
Faro Technologies, Inc. (a)	1,766	35,973
FEI Co. (a)	4,054	96,526
II-VI, Inc. (a)	2,616	101,134
Itron, Inc. (a)	3,719	329,243
Keithley Instruments, Inc.	1,600	13,392
Lo-Jack Corp. (a)	2,000	13,380
Methode Electronics, Inc.	4,000	35,760

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Newport Corp. (a)	3,800	$40,964
Park Electrochemical Corp.	2,144	51,970
Photon Dynamics, Inc. (a)	2,057	31,575
Plexus Corp. (a)	4,381	90,687
Rogers Corp. (a)	1,901	70,299
Sonic Solutions, Inc. (a)	2,800	12,320
Technitrol, Inc.	4,378	64,750
TTM Technologies, Inc. (a)	4,754	47,160
Watts Water Technologies, Inc.Class A	3,255	89,024
Woodward Governor Co.	5,926	209,010
		2,193,765
Energy - Alternate Sources - 0.1%
Headwaters, Inc. (a)	4,699	62,732
Engineering & Construction - 0.5%
Emcor Group, Inc. (a)	7,050	185,556
Insituform Technologies, Inc.Class A (a)	3,120	46,675
		232,231
Entertainment - 0.2%
Pinnacle Entertainment, Inc. (a)	6,541	49,450
Shuffle Master, Inc. (a)	5,894	30,000
		79,450
Environmental Controls - 1.1%
Darling International, Inc. (a)	8,813	97,912
TETRA Technologies, Inc. (a)	6,463	155,500
Waste Connections, Inc. (a)	8,464	290,315
		543,727
Foods - 1.9%
Flowers Foods, Inc.	8,700	255,432
Great Atlantic & Pacific Tea Co. (a)	3,168	34,278
Hain Celestial Group, Inc. (a)	4,398	121,077
J&J Snack Foods Corp.	1,500	50,865
Lance, Inc.	3,332	75,603
Nash Finch Co.	1,441	62,136
Sanderson Farms, Inc.	1,923	70,651
Spartan Stores, Inc.	2,453	61,031
TreeHouse Foods, Inc. (a)	3,335	99,049
United Natural Foods, Inc. (a)	4,553	113,779
		943,901
Forest Products & Paper - 0.8%
Buckeye Technologies, Inc. (a)	4,200	34,398
Deltic Timber Corp.	1,118	71,150
Neenah Paper, Inc.	1,608	31,838
Rock-Tenn Co.Class A	4,124	164,877
Schweitzer-Mauduit International, Inc.	1,600	30,384
Wausau Paper Corp.	5,300	53,689
		386,336
Gas - 3.7%
Atmos Energy Corp.	9,787	260,530

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Laclede Group, Inc.	2,368	$114,824
New Jersey Resources Corp.	4,569	163,981
Northwest Natural Gas Co.	2,838	147,576
Piedmont Natural Gas Co., Inc.	8,050	257,278
South Jersey Industries, Inc.	3,188	113,812
Southern Union Co.	13,678	282,451
Southwest Gas Corp.	4,614	139,620
UGI Corp.	11,845	305,364
		1,785,436
Hand & Machine Tools - 0.6%
Baldor Electric Co.	4,982	143,532
Regal-Beloit Corp.	3,564	151,541
		295,073
Health Care -Products - 4.5%
Abaxis, Inc. (a)	2,415	47,576
American Medical Systems Holdings, Inc. (a)	7,866	139,700
ArthroCare Corp. (a)	2,878	79,778
Biolase Technology, Inc. (a)	2,900	5,481
CONMED Corp. (a)	3,056	97,792
Cyberonics, Inc. (a)	2,515	42,755
Datascope Corp.	1,374	70,940
Haemonetics Corp. (a)	2,765	170,656
ICU Medical, Inc. (a)	1,417	43,091
Immucor, Inc. (a)	7,694	245,900
Invacare Corp.	3,595	86,783
Kensey Nash Corp. (a)	1,300	40,898
LCA-Vision, Inc.	2,177	10,101
Mentor Corp.	3,629	86,588
Meridian Bioscience, Inc.	4,443	129,025
Merit Medical Systems, Inc. (a)	3,112	58,412
Natus Medical, Inc. (a)	3,100	70,246
Osteotech, Inc. (a)	2,100	8,946
Palomar Medical Technologies, Inc. (a)	1,900	25,574
PSS World Medical, Inc. (a)	6,641	129,500
SurModics, Inc. (a)	1,630	51,329
Symmetry Medical, Inc. (a)	3,756	69,711
The Cooper Cos., Inc.	4,865	169,107
Vital Signs, Inc.	830	61,337
West Pharmaceutical Services, Inc.	3,484	170,089
Zoll Medical Corp. (a)	2,325	76,074
		2,187,389
Health Care -Services - 2.9%
Air Methods Corp. (a)	1,218	34,482
Amedisys, Inc. (a)	2,862	139,294
AMERIGROUP Corp. (a)	5,774	145,736
AmSurg Corp. (a)	3,456	88,024
Centene Corp. (a)	4,673	95,843
Gentiva Health Services, Inc. (a)	3,192	85,993
Healthways, Inc. (a)	3,685	59,439
LHC Group, Inc. (a)	1,642	46,764

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Magellan Health Services, Inc. (a)	4,390	$180,253
Medcath Corp. (a)	2,036	36,485
Molina Healthcare, Inc. (a)	1,500	46,500
Odyssey Healthcare, Inc. (a)	3,400	34,510
Pediatrix Medical Group, Inc. (a)	4,979	268,468
RehabCare Group, Inc. (a)	1,880	34,028
Res-Care, Inc. (a)	2,700	48,978
Sunrise Senior Living, Inc. (a)	4,842	66,771
		1,411,568
Home Builders - 0.6%
Champion Enterprises, Inc. (a)	8,713	48,357
Fleetwood Enterprises, Inc. (a)	8,000	8,160
M/I Homes, Inc.	1,515	34,512
Meritage Home Corp. (a)	3,415	84,350
Monaco Coach Corp.	3,100	6,045
Skyline Corp.	700	18,501
Standard Pacific Corp. (a)	12,480	61,277
Winnebago Industries, Inc.	3,053	39,445
		300,647
Home Furnishing - 0.4%
Audiovox Corp.Class A (a)	1,900	17,803
Bassett Furniture Industries, Inc.	1,300	11,115
Ethan Allen Interiors, Inc.	3,186	89,272
La-Z-Boy, Inc.	5,500	51,260
Universal Electronics, Inc. (a)	1,504	37,570
		207,020
Household Products - 0.3%
Central Garden & Pet Co.Class A (a)	7,600	45,220
Russ Berrie & Co., Inc. (a)	1,700	13,039
Spectrum Brands, Inc. (a)	4,200	5,838
The Standard Register Co.	1,300	12,805
WD-40 Co.	1,868	67,117
		144,019
Housewares - 0.4%
Libbey, Inc.	1,584	13,480
National Presto Industries, Inc.	545	40,603
The Toro Co.	3,855	159,211
		213,294
Insurance - 2.8%
Delphi Financial Group, Inc.Class A	4,532	127,077
Hilb, Rogal & Hobbs Co.	3,923	183,361
Infinity Property & Casualty Corp.	1,724	71,029
LandAmerica Financial Group, Inc.	1,648	39,964
Navigators Group, Inc. (a)	1,364	79,112
Presidential Life Corp.	2,200	34,738
ProAssurance Corp. (a)	3,549	198,744
RLI Corp.	2,014	125,049
Safety Insurance Group, Inc.	1,700	64,481
Selective Insurance Group	5,742	131,607

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Stewart Information Services Corp.	2,063	$61,374
Tower Group, Inc.	2,143	50,489
United Fire & Casualty Co.	2,398	68,559
Zenith National Insurance Corp.	4,025	147,476
		1,383,060
Internet - 1.8%
Blue Coat Systems, Inc. (a)	4,319	61,287
Blue Nile, Inc. (a)	1,579	67,692
CyberSources Corp. (a)	7,599	122,420
DealerTrack Holdings, Inc. (a)	4,378	73,725
InfoSpace, Inc.	3,700	40,145
j2 Global Communications, Inc. (a)	4,806	112,220
The Knot, Inc. (a)	3,153	26,328
NutriSystem, Inc.	3,316	58,760
PC-Tel, Inc.	2,300	21,436
Perficient, Inc. (a)	3,482	23,120
Secure Computing Corp. (a)	7,196	39,434
Stamps.com, Inc. (a)	1,700	19,839
United Online, Inc.	8,841	83,194
Websense, Inc. (a)	4,821	107,749
		857,349
Iron & Steel - 0.1%
Material Sciences Corp. (a)	1,400	8,050
Olympic Steel, Inc.	1,002	29,549
		37,599
Leisure Time - 1.1%
Arctic Cat, Inc.	1,300	11,895
Brunswick Corp.	9,493	121,415
Interval Leisure Group, Inc. (a)	4,300	44,720
Multimedia Games, Inc. (a)	2,500	10,825
Nautilus, Inc. (a)	2,800	12,796
Polaris Industries, Inc.	3,542	161,126
WMS Industries, Inc. (a)	5,429	165,965
		528,742
Lodging - 0.1%
Marcus Corp.	2,200	35,376
Monarch Casino & Resort, Inc. (a)	1,400	15,946
		51,322
Machinery - Construction & Mining - 0.1%
Astec Industries, Inc. (a)	2,147	66,192
Machinery -Diversified - 1.8%
Albany International Corp.Class A	2,812	76,852
Applied Industrial Technologies, Inc.	3,896	104,919
Briggs & Stratton Corp.	5,332	86,272
Cascade Corp.	900	39,429
Cognex Corp.	4,543	91,587
Gardner Denver, Inc. (a)	5,794	201,168
Gerber Scientific, Inc. (a)	2,500	22,850

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Intevac, Inc. (a)	2,453	$26,100
Lindsay Corp.	1,388	100,977
Robbins & Myers, Inc.	3,724	115,183
		865,337
Manufacturing - 2.0%
A.O. Smith Corp.	2,404	94,213
Acuity Brands, Inc.	4,400	183,744
Barnes Group, Inc.	4,700	95,034
Ceradyne, Inc. (a)	2,900	106,314
Clarcor, Inc.	5,477	207,852
EnPro Industries, Inc. (a)	2,249	83,573
Griffon Corp. (a)	4,476	40,373
John Bean Technologies Corp. (a)	3,000	37,980
Lydall, Inc. (a)	1,800	17,334
Myers Industries, Inc.	3,000	37,830
Standex International Corp.	1,300	36,075
Sturm, Ruger & Co., Inc. (a)	2,200	15,268
Tredegar Corp.	2,200	39,138
		994,728
Media - 0.1%
4 Kids Entertainment, Inc. (a)	1,400	9,884
AH Belo Corp.Class A	1,800	9,288
The E.W. Scripps Co.Class A	3,466	24,505
Radio One, Inc.Class D (a)	8,800	6,600
		50,277
Metal Fabricate & Hardware - 0.9%
A.M. Castle & Co.	1,783	30,810
Kaydon Corp.	3,010	135,631
Lawson Products, Inc.	480	13,272
Mueller Industries, Inc.	4,022	92,546
Valmont Industries, Inc.	1,886	155,953
		428,212
Mining - 0.6%
Amcol International Corp.	2,389	74,680
Brush Engineered Materials, Inc. (a)	2,183	40,538
Century Aluminum Co. (a)	4,019	111,286
RTI International Metals, Inc. (a)	2,448	47,883
		274,387
Office Furnishings - 0.1%
Interface, Inc.Class A	6,050	68,789
Oil & Gas - 3.0%
Atwood Oceanics, Inc. (a)	6,036	219,710
Penn Virginia Corp.	4,565	243,954
Petroleum Development Corp. (a)	1,646	73,033
PetroQuest Energy, Inc. (a)	4,831	74,156
Pioneer Drilling Co. (a)	5,513	73,323
St. Mary Land & Exploration Co.	6,761	241,030
Stone Energy Corp. (a)	3,844	162,716

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Swift Energy Co. (a)	3,296	$127,522
Unit Corp. (a)	5,118	254,979
		1,470,423
Oil & Gas Services - 2.5%
Basic Energy Services, Inc. (a)	2,638	56,189
CARBO Ceramics, Inc.	2,269	117,103
Dril-Quip, Inc. (a)	3,251	141,061
Gulf Island Fabrication, Inc.	1,532	52,808
Hornbeck Offshore Services, Inc. (a)	2,522	97,400
ION Geophysical Corp. (a)	9,340	132,535
Lufkin Industries, Inc.	1,639	130,055
Matrix Service Co. (a)	2,884	55,084
NATCO Group, Inc.Class A (a)	2,217	89,079
SEACOR Holdings, Inc. (a)	2,275	179,611
Superior Well Services, Inc. (a)	1,781	45,077
TETRA Technologies, Inc. (a)	8,021	111,091
		1,207,093
Pharmaceuticals - 1.9%
Alpharma, Inc.Class A (a)	4,556	168,071
Cubist Pharmaceuticals, Inc. (a)	6,254	139,026
HealthExtras, Inc. (a)	4,146	108,294
Mannatech, Inc.	1,700	6,800
Noven Pharmaceuticals, Inc. (a)	2,600	30,368
Par Pharmaceutical Cos., Inc. (a)	3,800	46,702
PetMed Express, Inc. (a)	2,700	42,390
PharMerica Corp. (a)	3,286	73,902
Salix Pharmaceuticals Ltd. (a)	5,100	32,691
Savient Pharmaceuticals, Inc. (a)	5,207	77,636
Sciele Pharma, Inc.	3,451	106,256
Theragenics Corp. (a)	4,000	12,480
Viropharma, Inc. (a)	7,523	98,702
		943,318
Real Estate - 0.1%
Forestar Real Estate Group, Inc. (a)	3,823	56,389
Real Estate Investment Trusts (REITS) - 6.3%
Acadia Realty Trust	3,434	86,811
BioMed Realty Trust, Inc.	7,724	204,300
Cedar Shopping Centers, Inc.	4,900	64,778
Colonial Properties Trust	5,264	98,384
DiamondRock Hospitality Co.	10,256	93,330
Eastgroup Properties	2,639	128,097
Entertainment Properties Trust	3,551	194,311
Extra Space Storage, Inc.	8,824	135,537
Home Properties, Inc.	3,419	198,131
Inland Real Estate Corp.	6,219	97,576
Kilroy Realty Corp.	3,622	173,095
Kite Realty Group Trust	3,000	33,000
LaSalle Hotel Properties	4,500	104,940
Lexington Realty Trust	7,127	122,727
LTC Properties, Inc.	2,406	70,544

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Medical Properties Trust, Inc.	7,448	$84,535
Mid-America Apartment Communities, Inc.	2,920	143,489
National Retail Properties, Inc.	8,074	193,372
Parkway Properties, Inc.	1,749	66,217
Pennsylvania Real Estate Investment Trust	4,397	82,883
PS Business Parks, Inc.	1,616	93,082
Senior Housing Properties Trust	12,358	294,491
Sovran Self Storage, Inc.	2,311	103,279
Tanger Factory Outlet Centers, Inc.	3,514	153,878
Urstadt Biddle Properties, Inc.Class A	2,300	43,125
		3,063,912
Retail - 7.6%
Big 5 Sporting Goods Corp.	2,300	23,736
Brown Shoe Co., Inc.	4,550	74,529
The Buckle, Inc.	1,700	94,418
Buffalo Wild Wings, Inc. (a)	1,839	74,001
Cabelas, Inc. (a)	4,179	50,482
California Pizza Kitchen, Inc. (a)	2,791	35,920
Casey's General Stores, Inc.	5,579	168,318
Cash America International, Inc.	3,135	112,985
Cato Corp.Class A	3,200	56,160
CBRL Group, Inc.	2,500	65,750
CEC Entertainment, Inc. (a)	2,470	82,004
Charlotte Russe Holding, Inc. (a)	2,362	24,211
Children's Place (a)	2,608	86,977
Christopher & Banks Corp.	3,800	29,146
CKE Restaurants, Inc.	5,578	59,127
DineEquity, Inc.	1,646	27,752
Dress Barn, Inc. (a)	5,041	77,077
The Finish Line, Inc.Class A	5,869	58,631
First Cash Financial Services, Inc. (a)	2,900	43,500
Fred's, Inc.Class A	4,387	62,383
Genesco, Inc. (a)	2,048	68,567
Group 1 Automotive, Inc.	2,453	53,304
The Gymboree Corp. (a)	3,127	111,009
Haverty Furniture Cos., Inc.	2,200	25,168
Hibbett Sports, Inc. (a)	3,074	61,542
Hot Topic, Inc. (a)	4,700	31,067
HSN, Inc. (a)	4,300	47,343
Insight Enterprises, Inc. (a)	5,000	67,050
Jack in the Box, Inc. (a)	6,240	131,664
Jo-Ann Stores, Inc. (a)	2,709	56,835
Jos. A. Bank Clothiers, Inc. (a)	1,927	64,747
Landrys Restaurants, Inc.	1,446	22,485
Lithia Motors, Inc.Class A	1,967	8,478
Longs Drug Stores Corp.	3,300	249,612
MarineMax, Inc. (a)	1,960	14,171
Men's Wearhouse, Inc.	5,552	117,925
Movado Group, Inc.	1,900	42,465
O'Charley's, Inc.	2,300	20,125
OfficeMax, Inc.	8,196	72,862
P.F. Chang's China Bistro, Inc. (a)	2,615	61,557

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Panera Bread Co.Class A (a)	3,267	$166,290
Papa John's International, Inc. (a)	2,322	63,066
The PEP Boys-Manny Moe & Jack	4,600	28,428
Red Robin Gourmet Burgers, Inc. (a)	1,887	50,572
Ruby Tuesday, Inc. (a)	5,752	33,304
Ruth's Chris Steak House (a)	2,000	7,860
School Specialty, Inc. (a)	1,801	56,173
Select Comfort Corp. (a)	4,713	7,776
Sonic Automotive, Inc.Class A	3,100	26,226
Sonic Corp. (a)	6,672	97,211
Stage Stores, Inc.	4,296	58,683
The Steak'n Shake Co. (a)	3,000	26,040
Stein Mart, Inc.	2,700	10,557
Texas Roadhouse, Inc.Class A (a)	5,773	51,899
Tractor Supply Co. (a)	3,490	146,755
Tuesday Morning Corp. (a)	3,200	13,216
Tween Brands, Inc. (a)	2,675	26,188
World Fuel Services Corp.	3,301	76,022
Zale Corp. (a)	3,757	93,925
Zumiez, Inc. (a)	2,133	35,152
		3,710,426
Savings & Loans - 0.4%
Anchor Bancorp Wisconsin, Inc.	1,900	13,965
BankAtlantic Bancorp, Inc.	860	7,052
Brookline Bancorp, Inc.	6,600	84,414
Dime Community Bancshares	2,700	41,094
FirstFed Financial Corp. (a)	1,413	11,078
Flagstar Bancorp, Inc.	5,200	15,496
Guaranty Financial Group, Inc. (a)	4,900	19,355
		192,454
Semiconductors - 3.3%
Actel Corp. (a)	2,700	33,696
ATMI, Inc. (a)	3,480	62,570
Axcelis Technologies, Inc. (a)	10,914	18,554
Brooks Automation, Inc. (a)	6,773	56,622
Cabot Microelectronics Corp. (a)	2,532	81,227
Cohu, Inc.	2,400	37,968
Cypress Semiconductor Corp.	16,500	86,130
Diodes, Inc. (a)	3,391	62,564
DSP Group, Inc. (a)	3,193	24,426
Exar Corp. (a)	4,993	38,246
Kopin Corp. (a)	7,800	24,336
Kulicke & Soffa Industries, Inc. (a)	6,016	27,132
Micrel, Inc.	5,545	50,293
Microsemi Corp. (a)	8,514	216,937
MKS Instruments, Inc. (a)	5,267	104,866
Pericom Semiconductor Corp. (a)	2,657	27,899
Photronics, Inc. (a)	4,400	8,272
Rudolph Technologies, Inc. (a)	3,166	26,531
Skyworks Solutions, Inc. (a)	17,757	148,449
Standard Microsystems Corp. (a)	2,500	62,450

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Supertex, Inc. (a)	1,400	$39,424
TriQuint Semiconductor, Inc. (a)	15,600	74,724
Ultratech, Inc. (a)	2,537	30,698
Varian Semiconductor Equipment Associates, Inc. (a)	7,850	197,192
Veeco Instruments, Inc. (a)	3,553	52,620
		1,593,826
Software - 3.7%
Allscripts Heathcare Solutions, Inc. (a)	6,304	78,422
Avid Technology, Inc. (a)	3,300	79,398
Blackbaud, Inc.	4,776	88,117
Captaris, Inc. (a)	2,800	12,908
Concur Technologies, Inc. (a)	4,659	178,253
CSG Systems International, Inc. (a)	3,891	68,209
Digi International, Inc. (a)	2,700	27,540
Eclipsys Corp. (a)	5,900	123,605
Epicor Software Corp. (a)	6,455	50,930
EPIQ Systems, Inc. (a)	3,749	50,986
Informatica Corp. (a)	9,761	126,795
JDA Software Group, Inc. (a)	2,854	43,409
ManTech International Corp.Class A (a)	2,212	131,150
Omnicell, Inc. (a)	3,494	45,946
Phase Forward, Inc. (a)	4,591	95,998
Phoenix Technologies Ltd. (a)	3,128	24,993
Progress Software Corp. (a)	4,542	118,047
Quality Systems, Inc.	1,907	80,590
Smith Micro Software, Inc. (a)	3,200	22,720
SPSS, Inc. (a)	1,894	55,608
SYNNEX Corp. (a)	1,913	42,736
Take Two Interactive Software, Inc.	8,367	137,219
THQ, Inc. (a)	7,253	87,326
Tyler Technologies, Inc. (a)	3,500	53,095
		1,824,000
Storage & Warehousing - 0.1%
Mobile Mini, Inc. (a)	3,845	74,324
Telecommunications - 2.0%
Adaptec, Inc. (a)	12,800	41,984
Anixter International, Inc. (a)	3,277	195,014
Applied Signal Technology, Inc.	1,300	22,594
Arris Group, Inc. (a)	13,557	104,796
Black Box Corp.	1,851	63,915
Comtech Telecommunications (a)	2,616	128,812
Fairpoint Communications, Inc.	9,634	83,527
General Communication, Inc.Class A (a)	4,800	44,448
Harmonic, Inc. (a)	10,405	87,922
Netgear, Inc. (a)	3,943	59,145
Network Equipment Technologies, Inc. (a)	2,900	9,918
Novatel Wireless, Inc. (a)	3,539	21,446
Symmetricom, Inc. (a)	4,900	24,353
Tollgrade Communications, Inc. (a)	1,700	7,140

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Viasat, Inc. (a)	3,000	$70,740
		965,754
Textiles - 0.3%
G&K Services, Inc.Class A	2,119	70,033
UniFirst Corp.	1,621	69,849
		139,882
Toys, Games & Hobbies - 0.2%
JAKKS Pacific, Inc. (a)	2,962	73,783
RC2 Corp. (a)	1,864	37,280
		111,063
Transportation - 2.5%
Arkansas Best Corp.	2,794	94,130
Bristow Group, Inc. (a)	3,127	105,818
Forward Air Corp.	3,209	87,381
Heartland Express, Inc.	6,052	93,927
Hub Group, Inc.Class A (a)	4,153	156,360
Kirby Corp. (a)	5,847	221,835
Knight Transportation, Inc.	6,228	105,689
Landstar System, Inc.	5,736	252,729
Old Dominion Freight Line, Inc. (a)	2,958	83,830
		1,201,699
Water - 0.1%
American States Water Co.	1,800	69,300
TOTAL COMMON STOCK (Cost $57,473,817)		48,174,538
TOTAL EQUITIES (Cost $57,473,817)		48,174,538
MUTUAL FUND - 0.1%
Diversified Financial - 0.1%
iShares S&P SmallCap 600 Index Fund	573	34,099
TOTAL MUTUAL FUNDS (Cost $35,710)		34,099
TOTAL LONG-TERM INVESTMENTS (Cost $57,509,527)		48,208,637
	Principal Amount
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$381,719	381,719
Discount Notes - 0.2%
U.S. Treasury Bill (c) 2.060% 12/04/08	100,000	99,634
TOTAL SHORT-TERM INVESTMENTS (Cost $481,353)		481,353

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 99.7% (Cost $57,990,880) (d)	$48,689,990
Other Assets/ (Liabilities) - 0.3%	167,407
NET ASSETS - 100.0%	$48,857,397

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $381,728. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $390,379.

(c) This security is held as collateral for open futures contracts. (Note 2).
(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 96.2%
COMMON STOCK - 95.9%
Advertising - 1.4%
Ipsos	7,462	$219,153
Publicis Groupe	3,265	102,790
Teleperformance	5,705	159,360
		481,303
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	1,340	81,124
Raytheon Co.	3,350	179,258
		260,382
Auto Manufacturers - 0.4%
Toyota Motor Corp. Sponsored ADR (Japan)	1,600	137,280
Automotive & Parts - 1.6%
Continental AG (a)	973	96,272
EXEDY Corp.	6,900	131,124
Hyundai Mobis	2,160	168,076
Nifco, Inc.	8,300	145,600
		541,072
Banks - 6.9%
Banco Santander SA	12,900	195,310
Bank of America Corp.	10,634	372,190
The Bank of New York Mellon Corp.	11,890	387,376
Bank Of Piraeus	7,934	166,685
Barclays PLC	12,873	78,306
BNP Paribas	1,268	121,919
Daegu Bank	11,870	106,436
DnB NOR ASA	26,990	207,900
Lloyds TSB Group PLC	29,823	124,224
State Street Corp.	3,500	199,080
Swedbank AB	9,240	121,357
U.S. Bancorp	4,200	151,284
UBI Banca	4,705	102,734
		2,334,801
Beverages - 1.4%
Heineken NV	3,210	129,378
InBev NV	3,553	209,774
Pernod-Ricard SA	1,580	138,931
		478,083
Building Materials - 0.1%
Wavin NV	8,473	48,869
Chemicals - 2.4%
Nitto Denko Corp.	3,300	84,138
Potash Corp. of Saskatchewan	580	76,566

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Praxair, Inc.	2,640	$189,393
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	2,800	70,588
Ultrapar Participacoes SA Sponsored ADR (Brazil)	5,985	149,745
Wacker Chemie AG	1,780	254,604
		825,034
Commercial Services - 2.0%
Experian Group Ltd.	27,347	181,579
Macdonald Dettwiler & Associates Ltd. (a)	11,910	243,054
RPS Group PLC	41,328	181,817
Stantec, Inc. (a)	3,180	76,447
		682,897
Computers - 2.1%
International Business Machines Corp.	2,340	273,687
TPV Technology Ltd.	403,000	124,056
Wincor Nixdorf AG	4,982	294,534
		692,277
Cosmetics & Personal Care - 1.7%
Natura Cosmeticos SA	14,360	138,134
The Procter & Gamble Co.	6,000	418,140
		556,274
Diversified Financial - 4.8%
Citigroup, Inc.	30,550	626,581
JP Morgan Chase & Co.	19,770	923,259
Morgan Stanley	3,550	81,650
		1,631,490
Electric - 2.2%
Exelon Corp.	1,340	83,911
FirstEnergy Corp.	4,100	274,659
FPL Group, Inc.	4,880	245,464
NRG Energy, Inc. (a)	5,080	125,730
		729,764
Electrical Components & Equipment - 1.4%
Energizer Holdings, Inc. (a)	3,550	285,952
Leoni AG	6,060	183,785
		469,737
Electronics - 2.5%
Chemring Group PLC	7,555	279,593
Fanuc Ltd.	2,000	151,463
Halma PLC	27,494	97,532
Ibiden Co. Ltd.	2,800	68,475
Laird PLC	32,435	144,151
Thermo Fisher Scientific, Inc. (a)	1,580	86,900
		828,114
Entertainment - 0.2%
Intralot SA	7,325	63,230

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Foods - 3.3%
Barry Callebaut AG (a)	160	$96,617
Colruyt SA	880	219,703
CSM	4,000	102,186
Nestle SA	4,800	208,556
Nutreco Holding NV	2,620	123,066
Sligro Food Group	6,200	186,346
Unilever NV	6,000	169,535
		1,106,009
Gas - 0.5%
Sempra Energy	3,600	181,692
Health Care -Products - 7.3%
Baxter International, Inc.	6,390	419,376
Covidien Ltd.	7,230	388,685
Getinge AB	10,700	219,738
Hengan International Group Co. Ltd.	56,000	159,811
Hogy Medical Co.	2,500	115,264
Johnson & Johnson	5,830	403,902
Nihon Kohden Corp.	17,000	319,346
SSL International PLC	19,500	157,708
Zimmer Holdings, Inc. (a)	4,060	262,114
		2,445,944
Health Care -Services - 1.3%
Aetna, Inc.	3,700	133,607
Amil Participacoes SA	12,400	72,277
Fresenius Medical Care AG & Co. KGaA	1,905	98,100
Health Net, Inc. (a)	5,190	122,484
		426,468
Holding Company -Diversified - 0.8%
DCC PLC	7,160	138,219
GEA Group AG	5,935	115,695
		253,914
Insurance - 6.6%
Amlin PLC	45,342	256,507
Berkshire Hathaway, Inc.Class B (a)	50	219,750
Euler Hermes	2,055	145,186
Lincoln National Corp.	6,220	266,278
Metlife, Inc.	9,637	539,672
Milano Assicurazio SpA	49,528	219,301
Prudential Financial, Inc.	1,300	93,600
Reinsurance Group of America, Inc.Class B (a)	624	29,590
Swiss Reinsurance	4,300	241,247
Willis Group Holdings Ltd.	6,010	193,883
		2,205,014
Leisure Time - 0.7%
Raymarine PLC	21,995	43,083
Sankyo Co. Ltd.	4,100	209,946
		253,029

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery - Construction & Mining - 0.6%
Terex Corp. (a)	6,595	$201,279
Machinery -Diversified - 2.0%
Pfeiffer Vacuum Technology AG	2,085	166,992
Rockwell Automation, Inc.	8,650	322,991
Tognum AG	10,160	200,750
		690,733
Manufacturing - 2.9%
Aalberts Industries NV	11,253	144,212
Eaton Corp.	5,510	309,552
General Electric Co.	13,200	336,600
Olympus Corp.	6,000	176,128
		966,492
Media - 1.8%
Comcast Corp. Special Class A	6,650	131,138
Informa PLC	49,661	278,817
News Corp.Class A	6,800	81,532
Viacom, Inc.Class B (a)	4,650	115,506
		606,993
Metal Fabricate & Hardware - 1.4%
Maruichi Steel Tube Ltd.	800	22,071
Tenaris SA Sponsored ADR (Luxembourg)	3,420	127,532
Vallourec SA	1,443	313,902
		463,505
Mining - 2.0%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	15,540	275,058
Freeport-McMoRan Copper & Gold, Inc.	3,731	212,108
Paladin Energy Ltd. (a)	63,876	202,346
		689,512
Office Equipment/Supplies - 0.8%
Xerox Corp.	22,780	262,653
Oil & Gas - 12.5%
Addax Petroleum Corp.	5,890	160,545
Apache Corp.	3,775	393,657
C.A.T Oil AG (a)	8,975	42,035
Canadian Natural Resources Ltd.	4,365	300,637
ConocoPhillips	3,600	263,700
DCC Plc	1,495	29,241
Dragon Oil PLC (a)	24,288	76,743
Exxon Mobil Corp.	10,700	830,962
First Calgary Petroleums Ltd. (a)	21,415	68,292
Occidental Petroleum Corp.	9,660	680,547
Petroleo Brasileiro SA Sponsored ADR (Brazil)	2,706	101,258
Petroleo Brasileiro SA Sponsored ADR (Brazil)	2,275	99,986
Quicksilver Resources, Inc. (a)	5,920	116,210
Suncor Energy, Inc.	1,884	78,211
Talisman Energy, Inc.	10,420	147,663
Total SA Sponsored ADR (France)	3,475	210,863

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tullow Oil PLC	7,999	$102,228
Woodside Petroleum Ltd.	2,793	114,861
XTO Energy, Inc.	8,117	377,603
		4,195,242
Oil & Gas Services - 1.0%
Fugro NV	3,125	184,753
Prosafe SE (a)	26,170	141,084
		325,837
Packaging & Containers - 1.2%
Gerresheimer Group	5,010	229,483
Pactiv Corp. (a)	6,536	162,289
		391,772
Pharmaceuticals - 2.5%
Alfresa Holdings Corp.	1,900	92,663
GlaxoSmithKline PLC	4,445	96,161
Ipsen SA	3,740	168,473
Merck & Co., Inc.	10,030	316,547
Takeda Pharmaceutical Co. Ltd.	3,400	171,921
		845,765
Retail - 4.4%
CVS Caremark Corp.	13,050	439,263
Darden Restaurants, Inc.	11,390	326,096
Macy's, Inc.	13,200	237,336
McDonald's Corp.	2,150	132,655
Tiffany & Co.	2,300	81,696
Wal-Mart Stores, Inc.	4,450	266,510
		1,483,556
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	5,145	86,385
Semiconductors - 0.7%
Applied Materials, Inc.	8,095	122,477
ASML Holding NV	6,952	124,153
		246,630
Software - 0.3%
SAP AG Sponsored ADR (Germany)	1,800	96,174
Telecommunications - 7.0%
AT&T, Inc.	17,549	489,968
China Mobile Ltd. Sponsored ADR (Hong Kong)	2,900	145,232
Cisco Systems, Inc. (a)	9,560	215,674
Corning, Inc.	6,700	104,788
Nokia Oyj	12,395	231,117
Option NV (a)	13,660	51,258
Sepura Ltd.	37,690	36,933
Telefonica SA	13,220	316,085
Telenet Group Holding NV (a)	140	2,905
Verizon Communications, Inc.	8,800	282,392

The accompanying notes are an integral part of the financial statements.

MML Global Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Vodafone Group PLC	209,224	$462,841
		2,339,193
Toys, Games & Hobbies - 0.4%
Nintendo Co. Ltd. Sponsored ADR (Japan)	2,635	134,648
Transportation - 1.7%
East Japan Railway	25	187,111
Euronav SA	4,496	125,093
TNT NV	9,430	263,788
		575,992
TOTAL COMMON STOCK (Cost $38,747,490)		32,235,038
PREFERRED STOCK - 0.3%
Porsche Automobil Holdings SE	1,125	120,367
TOTAL PREFERRED STOCK (Cost $116,765)		120,367
TOTAL EQUITIES (Cost $38,864,255)		32,355,405
TOTAL LONG-TERM INVESTMENTS (Cost $38,864,255)		32,355,405
	Principal Amount
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreement - 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$1,338,133	1,338,133
TOTAL SHORT-TERM INVESTMENTS (Cost $1,338,133)		1,338,133
TOTAL INVESTMENTS - 100.2% (Cost $40,202,388) (c)		33,693,538
Other Assets/ (Liabilities) - (0.2)%		(72,522)
NET ASSETS - 100.0%		$33,621,016

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $1,338,167. Collateralized by U.S. Government Agency obligations with rates ranging from 2.888% - 3.557%, maturity dates ranging from 5/25/34 - 6/15/34, and an aggregate market value, including accrued interest, of $1,365,950.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 90.3%
COMMON STOCK - 90.3%
Aerospace & Defense - 2.2%
BAE Systems PLC	468,220	$3,440,940
Empresa Brasileira de Aeronautica SA ADR (Brazil)	70,250	1,897,452
Rolls-Royce Group PLC (a)	96,481	580,049
		5,918,441
Apparel - 0.4%
Burberry Group PLC	148,462	1,041,768
Auto Manufacturers - 1.4%
Bayerische Motoren Werke AG	67,981	2,652,016
Toyota Motor Corp. Sponsored ADR (Japan)	14,610	1,253,538
		3,905,554
Automotive & Parts - 1.3%
Compagnie Generale des Etablissements Michelin Class B	28,800	1,889,884
NGK Spark Plug Co., Ltd.	102,000	998,010
Valeo SA	20,001	609,219
		3,497,113
Banks - 6.3%
Banco Santander SA	104,831	1,587,168
DBS Group Holdings, Ltd.	167,653	1,986,868
HSBC Holdings PLC	173,600	2,739,361
Intesa Sanpaolo	429,442	2,344,634
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	32,681	1,493,195
Mitsubishi UFJ Financial Group, Inc.	193,000	1,679,759
Nordea Bank AB	116,605	1,399,555
Royal Bank of Scotland Group PLC	656,766	2,178,496
UniCredit Italiano SpA	510,306	1,885,333
		17,294,369
Beverages - 0.0%
Dr. Pepper Snapple Group, Inc. (a)	1	26
Building Materials - 0.2%
CRH PLC	30,330	654,407
Chemicals - 1.5%
Lonza Group AG Registered	32,250	4,029,156
Commercial Services - 2.5%
Adecco SA	29,110	1,277,744
G4S PLC	983,650	3,552,641
Randstad Holding NV	29,463	779,033
Rentokil Initial PLC	362,302	447,471
Securitas AB Class B	73,842	831,493
		6,888,382

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Computers - 0.5%
Compal Electronics, Inc.	828,642	$599,444
Lite On Technology Corp.	1,027,936	885,727
		1,485,171
Distribution & Wholesale - 0.5%
Wolseley PLC	162,280	1,237,562
Diversified Financial - 2.7%
Aiful Corp.	86,098	673,705
Hana Financial Group, Inc.	38,920	919,910
Invesco Ltd.	104,963	2,219,968
Mega Financial Holding Co. Ltd.	1,577,000	721,725
Nomura Holdings, Inc.	12	156
Promise Co. Ltd.	68,150	1,318,349
Shinhan Financial Group Co. Ltd.	39,560	1,426,319
		7,280,132
Electric - 2.0%
E.ON AG	85,080	4,309,494
National Grid PLC	83,533	1,062,704
		5,372,198
Electrical Components & Equipment - 0.9%
Gamesa Corporacion Tecnologica SA	31,198	1,071,901
Hitachi Ltd.	183,604	1,267,683
		2,339,584
Electronics - 2.1%
Flextronics International Ltd. (a)	168,720	1,194,537
Koninklijke Philips Electronics NV	91,150	2,496,230
Mabuchi Motor Co. Ltd.	26,653	1,217,659
Venture Corp. Ltd.	159,387	872,679
		5,781,105
Energy - Alternate Sources - 0.8%
Vestas Wind Systems A/S (a)	23,872	2,078,741
Food Services - 1.4%
Compass Group PLC	627,302	3,911,044
Foods - 5.0%
Cadbury Schweppes PLC	188,901	1,904,745
George Weston Ltd.	62,000	3,010,208
Nestle SA	111,890	4,861,528
Unilever PLC	139,107	3,781,296
		13,557,777
Forest Products & Paper - 1.3%
Stora Enso Oyj	154,009	1,526,896
UPM Kymmene Oyj	128,810	2,026,239
		3,553,135
Gas - 1.2%
Centrica PLC	160,139	897,385

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Gaz De France	44,898	$2,349,730
		3,247,115
Holding Company -Diversified - 0.5%
Hutchison Whampoa Ltd.	189,291	1,440,717
Home Furnishing - 0.7%
Sony Corp.	52,235	1,621,888
Thomson Multimedia SA (a)	101,660	363,943
		1,985,831
Insurance - 6.8%
ACE Ltd.	52,664	2,850,702
Aviva PLC	344,580	3,001,009
AXA SA	79,743	2,614,674
ING Groep NV	131,242	2,855,438
Muenchener Rueckversicherungs AG	18,160	2,742,066
Old Mutual PLC	1,311,736	1,836,473
Swiss Reinsurance	47,940	2,689,625
		18,589,987
Internet - 1.1%
Check Point Software Technologies Ltd. (a)	126,059	2,866,582
Iron & Steel - 0.5%
POSCO ADR (South Korea)	15,301	1,428,654
Lodging - 0.7%
Accor SA	33,370	1,792,337
Machinery -Diversified - 0.3%
Ebara Corp.	281,000	744,894
Manufacturing - 3.2%
FUJIFILM Holdings Corp.	73,526	1,913,133
Olympus Corp.	52,210	1,532,603
Siemens AG	47,516	4,460,377
Smiths Group PLC	47,106	851,500
		8,757,613
Media - 4.5%
British Sky Broadcasting PLC	297,224	2,213,295
Mediaset SpA	326,852	2,071,044
Pearson PLC	251,304	2,719,518
Reed Elsevier NV	114,633	1,709,135
Vivendi	95,940	3,002,788
Yell Group PLC	300,297	419,341
		12,135,121
Mining - 0.9%
Alumina Ltd.	469,994	1,181,895
Cia Vale do Rio Doce Sponsored ADR (Brazil)	74,872	1,325,234
		2,507,129
Oil & Gas - 8.2%
BP PLC	417,384	3,479,322
ENI SpA	136,630	3,607,001

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	38,180	$1,428,696
Repsol YPF SA	76,421	2,258,015
Royal Dutch Shell PLC Class B	141,894	4,030,890
Sasol Ltd., Sponsored ADR (South Africa)	81,380	3,457,836
Total SA	67,712	4,085,851
		22,347,611
Oil & Gas Services - 0.8%
SBM Offshore NV	100,212	2,158,172
Packaging & Containers - 0.6%
Amcor Ltd.	362,922	1,597,374
Pharmaceuticals - 7.5%
Celesio AG	63,560	2,788,956
GlaxoSmithKline PLC	191,344	4,139,449
Merck KGaA	29,740	3,193,303
Novartis AG	92,030	4,835,601
Sanofi-Aventis	65,458	4,303,410
Takeda Pharmaceutical Co. Ltd.	24,346	1,231,056
		20,491,775
Real Estate - 0.8%
Cheung Kong Holdings	187,215	2,123,113
Retail - 0.8%
Kingfisher PLC	960,424	2,280,419
Semiconductors - 3.3%
Infineon Technologies AG (a)	336,827	1,903,837
Samsung Electronics Co. Ltd.	8,883	4,090,392
Taiwan Semiconductor Manufacturing Co. Ltd.	1,861,966	3,064,662
		9,058,891
Software - 1.0%
SAP AG Sponsored ADR (Germany)	49,190	2,628,222
Telecommunications - 12.7%
China Telecom Corp. Ltd. Class H	4,991,643	2,033,333
Chunghwa Telecom Co. Ltd. ADR (Taiwan) (a)	91,743	2,171,557
France Telecom SA	168,107	4,708,500
Mobile TeleSystems Sponsored ADR (Russia)	37,930	2,124,459
Singapore Telecommunications Ltd.	1,766,000	4,051,403
SK Telecom Co. Ltd. ADR (South Korea)	55,680	1,047,898
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	146,620	1,382,627
Telefonica SA Sponsored ADR (Spain)	78,065	5,580,867
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	62,603	1,612,027
Telekom Austria AG	156,560	2,759,561
Telemex Internacional SAB de CV Sponsored ADR (Mexico)	62,603	813,839
Telenor ASA	253,576	3,109,143
Vodafone Group PLC Sponsored ADR (United Kingdom)	147,973	3,270,203
		34,665,417
Transportation - 1.1%
Deutsche Post AG	145,681	3,073,479

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Water - 0.1%
Suez Environnement SA (a)	11,761	$293,237
TOTAL COMMON STOCK (Cost $302,533,812)		246,039,355
TOTAL EQUITIES (Cost $302,533,812)		246,039,355
TOTAL LONG-TERM INVESTMENTS (Cost $302,533,812)		246,039,355
	Principal Amount
SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$14,878,476	14,878,476
TOTAL SHORT-TERM INVESTMENTS (Cost $14,878,476)		14,878,476
TOTAL INVESTMENTS - 95.7% (Cost $317,412,288) (c)		260,917,831
Other Assets/ (Liabilities) - 4.3%		11,598,795
NET ASSETS - 100.0%		$272,516,626

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $14,878,848. Collateralized by U.S. Government Agency obligations with rates ranging from 4.539% - 5.210%, maturity date of 8/01/34, and an aggregate market value, including accrued interest, of $15,176,255.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MML Blue Chip Growth Fund, Initial Class	518,340	$4,696,164
MML Equity Fund, Initial Class	183,668	3,365,787
MML Equity Income Fund, Initial Class	395,267	3,462,541
MML Inflation-Protected and Income Fund, Initial Class	1,026,130	10,302,341
MML Managed Bond Fund, Initial Class	1,118,020	13,364,653
MML Mid Cap Growth Fund, Initial Class	162,865	1,438,100
MML Mid Cap Value Fund, Initial Class	123,671	1,058,622
MML Small Cap Equity Fund, Initial Class	197,033	1,508,001
Oppenheimer Global Securities Fund, Non-Service Shares	72,949	1,878,434
Oppenheimer International Fund, Non-Service Shares	1,170,462	1,779,102
Oppenheimer Strategic Bond Fund, Non-Service Shares	1,532,094	7,629,829
TOTAL MUTUAL FUNDS (Cost $54,421,378)		50,483,574
TOTAL LONG-TERM INVESTMENTS (Cost $54,421,378)		50,483,574
TOTAL INVESTMENTS - 100.1% (Cost $54,421,378) (a)		50,483,574
Other Assets/ (Liabilities) - (0.1)%		(51,117)
NET ASSETS - 100.0%		$50,432,457

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MML Blue Chip Growth Fund, Initial Class	893,057	$8,091,098
MML Concentrated Growth Fund, Class I	684,248	4,502,351
MML Equity Fund, Initial Class	402,144	7,369,459
MML Equity Income Fund, Initial Class	978,155	8,568,642
MML Inflation-Protected and Income Fund, Initial Class	1,983,964	19,918,996
MML Managed Bond Fund, Initial Class	1,300,609	15,547,302
MML Mid Cap Growth Fund, Initial Class	311,026	2,746,355
MML Mid Cap Value Fund, Initial Class	356,755	3,053,824
MML Small Cap Equity Fund, Initial Class	377,856	2,891,935
Oppenheimer Global Securities Fund, Non-Service Shares	139,595	3,594,579
Oppenheimer International Fund, Non-Service Shares	2,793,045	4,245,428
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,954,528	14,713,548
TOTAL MUTUAL FUNDS (Cost $105,539,092)		95,243,517
TOTAL LONG-TERM INVESTMENTS (Cost $105,539,092)		95,243,517
TOTAL INVESTMENTS - 100.1% (Cost $105,539,092) (a)		95,243,517
Other Assets/ (Liabilities) - (0.1)%		(57,933)
NET ASSETS - 100.0%		$95,185,584

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.0%
Diversified Financial - 100.0%
MML Blue Chip Growth Fund, Initial Class	3,015,606	$27,321,386
MML Concentrated Growth Fund, Class I	2,429,590	15,986,705
MML Equity Fund, Initial Class	1,222,187	22,397,081
MML Equity Income Fund, Initial Class	3,301,066	28,917,334
MML Inflation-Protected and Income Fund, Initial Class	4,508,204	45,262,372
MML Managed Bond Fund, Initial Class	3,938,080	47,075,270
MML Mid Cap Growth Fund, Initial Class	944,459	8,339,577
MML Mid Cap Value Fund, Initial Class	1,444,172	12,362,114
MML Small Cap Equity Fund, Initial Class	1,147,328	8,781,117
MML Small Cap Growth Equity Fund, Initial Class	629,318	8,615,011
Oppenheimer Global Securities Fund, Non-Service Shares	530,037	13,648,452
Oppenheimer International Fund, Non-Service Shares	11,874,209	18,048,797
Oppenheimer Strategic Bond Fund, Non-Service Shares	5,965,655	29,708,961
TOTAL MUTUAL FUNDS (Cost $319,459,895)		286,464,177
TOTAL LONG-TERM INVESTMENTS (Cost $319,459,895)		286,464,177
TOTAL INVESTMENTS - 100.0% (Cost $319,459,895) (a)		286,464,177
Other Assets/ (Liabilities) - (0.0)%		(77,168)
NET ASSETS - 100.0%		$286,387,009

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.0%
Diversified Financial - 100.0%
MML Blue Chip Growth Fund, Initial Class	5,975,737	$54,140,174
MML Concentrated Growth Fund, Class I	4,750,479	31,258,152
MML Equity Fund, Initial Class	2,329,638	42,691,573
MML Equity Income Fund, Initial Class	6,046,214	52,964,838
MML Inflation-Protected and Income Fund, Initial Class	4,135,304	41,518,447
MML Managed Bond Fund, Initial Class	3,211,228	38,386,574
MML Mid Cap Growth Fund, Initial Class	1,919,573	16,949,833
MML Mid Cap Value Fund, Initial Class	2,207,282	18,894,333
MML Small Cap Equity Fund, Initial Class	2,335,169	17,872,297
MML Small Cap Growth Equity Fund, Initial Class	960,264	13,145,475
Oppenheimer Global Securities Fund, Non-Service Shares	970,045	24,978,665
Oppenheimer International Fund, Non-Service Shares	25,849,451	39,291,166
Oppenheimer Strategic Bond Fund, Non-Service Shares	7,292,184	36,315,074
TOTAL MUTUAL FUNDS (Cost $488,000,357)		428,406,601
TOTAL LONG-TERM INVESTMENTS (Cost $488,000,357)		428,406,601
TOTAL INVESTMENTS - 100.0% (Cost $488,000,357) (a)		428,406,601
Other Assets/ (Liabilities) - (0.0)%		(93,808)
NET ASSETS - 100.0%		$428,312,793

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.2%
Diversified Financial - 100.2%
MML Blue Chip Growth Fund, Initial Class	455,843	$4,129,934
MML Concentrated Growth Fund, Class I	366,079	2,408,801
MML Equity Fund, Initial Class	163,957	3,004,581
MML Equity Income Fund, Initial Class	424,964	3,722,686
MML Inflation-Protected and Income Fund, Initial Class	130,294	1,308,148
MML Managed Bond Fund, Initial Class	85,346	1,020,218
MML Mid Cap Growth Fund, Initial Class	204,612	1,806,726
MML Mid Cap Value Fund, Initial Class	195,779	1,675,870
MML Small Cap Equity Fund, Initial Class	207,188	1,585,717
MML Small Cap Growth Equity Fund, Initial Class	113,664	1,556,000
Oppenheimer Global Securities Fund, Non-Service Shares	102,610	2,642,206
Oppenheimer International Fund, Non-Service Shares	2,546,251	3,870,301
Oppenheimer Strategic Bond Fund, Non-Service Shares	193,808	965,162
TOTAL MUTUAL FUNDS (Cost $34,613,760)		29,696,350
TOTAL LONG-TERM INVESTMENTS (Cost $34,613,760)		29,696,350
TOTAL INVESTMENTS - 100.2% (Cost $34,613,760) (a)		29,696,350
Other Assets/ (Liabilities) - (0.2)%		(45,624)
NET ASSETS - 100.0%		$29,650,726

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.2%
Diversified Financial - 100.2%
American Funds Blue Chip Income and Growth Fund	70,606	$612,863
American Funds Bond Fund	82,272	853,165
American Funds Growth-Income Fund	22,998	730,419
American Funds International Fund	15,126	240,204
TOTAL MUTUAL FUNDS (Cost $2,475,341)		2,436,651
TOTAL LONG-TERM INVESTMENTS (Cost $2,475,341)		2,436,651
TOTAL INVESTMENTS - 100.2% (Cost $2,475,341) (a)		2,436,651
Other Assets/ (Liabilities) - (0.2)%		(4,833)
NET ASSETS - 100.0%		$2,431,818

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUND - 98.7%
Diversified Financial - 98.7%
American Funds Insurance Series Funds	9,435	$433,350
TOTAL MUTUAL FUNDS (Cost $461,550)		433,350
TOTAL INVESTMENTS - 98.7% (Cost $461,550) (a)		433,350
Other Assets/ (Liabilities) - 1.3%		5,767
NET ASSETS - 100.0%		$439,117

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUND - 98.5%
Diversified Financial - 98.5%
American Funds International Fund	23,822	$378,296
TOTAL MUTUAL FUNDS (Cost $404,961)		378,296
TOTAL INVESTMENTS - 98.5% (Cost $404,961) (a)		378,296
Other Assets/ (Liabilities) - 1.5%		5,755
NET ASSETS - 100.0%		$384,051

Notes to Portfolio of Investments
(a) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-seven series of the Trust (each individually referred to as a ''Fund'' or collectively as the ''Funds''): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Growth Equity Fund ("Growth Equity Fund"), MML NASDAQ-100® Fund (formerly MML OTC 100 Fund) ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MML Emerging Growth Fund ("Emerging Growth Fund"), MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund (formerly MML Small Cap Value Fund) ("Small/Mid Cap Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund"), MML Foreign Fund ("Foreign Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds Growth Fund ("American Funds Growth Fund") and MML American Funds International Fund ("American Funds International Fund").

The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund commenced operations on August 15, 2008. The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund commenced operations on August 31, 2007.

The Trust was established by Massachusetts Mutual Life Insurance Company (''MassMutual'') for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public.

Each Fund, other than the Equity Index Fund, Concentrated Growth Fund, Global Fund, American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III and Service Class I shares. The Concentrated Growth Fund and Global Fund offer three classes of shares: Class I, Class II and Service Class I shares. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund offer one class of shares: Service Class I shares. Service Class shares and Service Class I shares commenced operations on August 15, 2008. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the

Notes to Portfolio of Investments (Unaudited) (Continued)

Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at value:

Notes to Portfolio of Investments (Unaudited) (Continued)

Asset Valuation Inputs
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Value Fund	$226,468,796	$5,239,750	$-	$231,708,546
Equity Index Fund	308,902,321	1,442,429	-	310,344,750
Growth Equity Fund	13,896,943	40,168	-	13,937,111
NASDAQ-100 Fund	7,363,231	122,143	-	7,485,374
Small Cap Growth Equity Fund	192,245,563	16,526,374	-	208,771,937
Emerging Growth Fund	13,130,805	160,756	-	13,291,561
Asset Allocation Fund	116,490,971	60,989,654	-	177,480,625
Equity Income Fund	384,750,637	18,763,591	-	403,514,228
Income & Growth Fund	102,952,524	268,247	-	103,220,771
Growth & Income Fund	176,825,330	2,340,305	-	179,165,635
Blue Chip Growth Fund	142,507,539	2,801,863	-	145,309,402
Large Cap Growth Fund	47,838,642	-	-	47,838,642
Concentrated Growth Fund	95,449,565	5,056,801	-	100,506,366
Mid Cap Value Fund	376,515,626	3,682,848	-	380,198,474
Mid Cap Growth Fund	221,987,300	10,024,942	-	232,012,242
Small/Mid Cap Value Fund	198,100,765	3,156,208	-	201,256,973
Small Cap Index Fund	48,208,637	481,353	-	48,689,990
Global Fund	32,355,405	1,338,133	-	33,693,538
Foreign Fund	246,039,355	14,878,476	-	260,917,831
Conservative Allocation Fund	50,483,574	-	-	50,483,574
Balanced Allocation Fund	95,243,517	-	-	95,243,517
Moderate Allocation Fund	286,464,177	-	-	286,464,177
Growth Allocation Fund	428,406,601	-	-	428,406,601
Aggressive Allocation Fund	29,696,350	-	-	29,696,350
American Funds Core Allocation Fund	2,436,651	-	-	2,436,651
American Funds Growth Fund	433,350	-	-	433,350
American Funds International Fund	378,296	-	-	378,296

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Index Fund	$(32,414)	$-	$-	$(32,414)
NASDAQ-100 Fund	(9,381)	-	-	(9,381)
Asset Allocation Fund	8,112	-	-	8,112
Mid Cap Value Fund	114,607	-	-	114,607
Small Cap Index Fund	(12,344)	-	-	(12,344)
Global Fund	(15)	-	-	(15)
*Other financial instruments include futures and forwards.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investment in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance as of 9/30/08	Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/08
Mid Cap Growth Fund	$108,690	$-	$-	$-	$(108,690)	$-	$-

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at September 30, 2008.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not

Notes to Portfolio of Investments (Unaudited) (Continued)

isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2008:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Allocation Fund
BUYS
11/18/08	Colombian Peso	97,119,555	$46,513	$44,087	$(2,426)
10/29/08	Euro\Great British Pound	50,249	70,050	70,926	876
10/20/08	Japanese Yen	8,196,375	75,000	77,552	2,552
10/22/08	Japanese Yen\Great British Pound	3,793,740	36,181	35,907	(274)
11/24/08	Mexican Peso	311,000	29,061	28,170	(891)
					$(163)
SELLS
10/29/08	Great British Pound\Euro	40,000	$70,050	$71,348	$(1,298)
10/22/08	Great British Pound\Japense Yen	20,000	36,181	35,653	528
11/18/08	Colombian Peso	97,119,555	51,109	44,087	7,022
11/24/08	Mexican Peso	311,000	30,193	28,170	2,023
					$8,275
Mid Cap Value Fund
SELLS
10/31/08	Canadian Dollar	2,648,314	$2,562,099	$2,503,032	$59,067
10/31/08	Euro	1,123,779	1,642,089	1,586,549	55,540
					$114,607
Global Fund
SELLS
10/01/08	Japanese Yen	275,849	$2,589	$2,604	$(15)

Notes to Portfolio of Investments (Unaudited) (Continued)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Funds had no securities purchased on a forward commitment basis at September 30, 2008.

Financial Futures Contracts

A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at September 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
25	S&P Mini 500 Index	12/19/08	$1,461,250	$(32,414)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
NASDAQ-100 Fund
BUYS
4	E Mini Nasdaq 100	12/19/08	$128,360	$(9,381)
Small Cap Index Fund
BUYS
11	Russell E Mini 2000 Index	12/11/08	$746,240	$(12,344)

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Funds had no open written option contracts at September 30, 2008.

Transactions in written option contracts during the period ended September 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Small Cap Growth Equity Fund
Options outstanding at December 31, 2007	-	$-
Options written	13,700	43,126
Options terminated in closing purchase transactions	(13,700)	(43,126)
Options outstanding at September 30, 2008	-	$-

Foreign Securities

The Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at September 30, 2008

Notes to Portfolio of Investments (Unaudited) (Continued)

were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Asset Allocation Fund	$847,083	$636,164	0.4%

3. Federal Income Tax Information

At September 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$235,872,751	$33,884,185	$(38,048,390)	$(4,164,205)
Equity Index Fund	290,697,602	75,628,411	(55,981,263)	19,647,148
Growth Equity Fund	16,497,590	280,995	(2,841,474)	(2,560,479)
NASDAQ-100 Fund	7,417,506	1,223,084	(1,155,217)	67,867
Small Cap Growth Equity Fund	224,146,087	14,039,329	(29,413,479)	(15,374,150)
Emerging Growth Fund	14,288,841	309,802	(1,307,082)	(997,280)
Asset Allocation Fund	199,094,159	6,836,296	(28,449,830)	(21,613,534)
Equity Income Fund	486,385,582	9,775,686	(92,647,040)	(82,871,354)
Income & Growth Fund	111,844,042	7,772,459	(16,395,730)	(8,623,271)
Growth & Income Fund	206,495,166	9,828,485	(37,158,016)	(27,329,531)
Blue Chip Growth Fund	162,821,946	2,731,212	(20,243,756)	(17,512,544)
Large Cap Growth Fund	50,383,926	2,952,818	(5,498,102)	(2,545,284)
Concentrated Growth Fund	125,797,967	1,709,312	(27,000,913)	(25,291,601)
Mid Cap Value Fund	400,609,509	13,713,240	(34,124,275)	(20,411,035)
Mid Cap Growth Fund	256,510,158	19,718,930	(44,216,846)	(24,497,916)
Small/Mid Cap Value Fund	233,693,579	3,919,195	(36,355,801)	(32,436,606)
Small Cap Index Fund	57,990,880	3,868,773	(13,169,663)	(9,300,890)
Global Fund	40,202,388	1,449,929	(7,958,779)	(6,508,850)
Foreign Fund	317,412,288	14,249,785	(70,744,242)	(56,494,457)
Conservative Allocation Fund	54,421,378	-	(3,937,804)	(3,937,804)
Balanced Allocation Fund	105,539,092	-	(10,295,575)	(10,295,575)
Moderate Allocation Fund	319,459,895	-	(32,995,718)	(32,995,718)
Growth Allocation Fund	488,000,357	-	(59,593,756)	(59,593,756)
Aggressive Allocation Fund	34,613,760	-	(4,917,410)	(4,917,410)
American Funds Core Allocation Fund	2,475,341	-	(38,690)	(38,690)
American Funds Growth Fund	461,550	-	(28,200)	(28,200)
American Funds International Fund	404,961	-	(26,665)	(26,665)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended September 30, 2008, was as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,329	576,106	59,095	518,340	$4,696,164	$-	$-
MML Equity Fund, Initial Class	440	204,304	21,076	183,668	3,365,787	-	-
MML Equity Income Fund, Initial Class	978	438,982	44,693	395,267	3,462,541	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,971	1,137,419	114,260	1,026,130	10,302,341	158,667	-
MML Managed Bond Fund, Initial Class	3,155	1,240,399	125,534	1,118,020	13,364,653	155,023	-
MML Mid Cap Growth Fund, Initial Class	419	180,711	18,265	162,865	1,438,100	-	-
MML Mid Cap Value Fund, Initial Class	309	137,494	14,132	123,671	1,058,622	-	-
MML Small Cap Equity Fund, Initial Class	485	219,100	22,552	197,033	1,508,001	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	168	81,043	8,262	72,949	1,878,434	7,107	31,228
Oppenheimer International Fund, Non-Service Shares	2,941	1,299,931	132,410	1,170,462	1,779,102	4,944	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	1,700,279	172,438	1,532,094	7,629,829	91,393	21,119
Totals					$50,483,574	$417,134	$52,347

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,197	910,772	18,912	893,057	$8,091,098	$-	$-
MML Concentrated Growth Fund, Class I	848	697,625	14,225	684,248	4,502,351	-	-
MML Equity Fund, Initial Class	502	410,157	8,515	402,144	7,369,459	-	-
MML Equity Income Fund, Initial Class	1,257	997,378	20,480	978,155	8,568,642	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,971	2,022,766	41,773	1,983,964	19,918,996	291,521	-
MML Managed Bond Fund, Initial Class	1,893	1,325,975	27,259	1,300,609	15,547,302	169,929	-
MML Mid Cap Growth Fund, Initial Class	419	317,073	6,466	311,026	2,746,355	-	-
MML Mid Cap Value Fund, Initial Class	464	363,771	7,480	356,755	3,053,824	-	-
MML Small Cap Equity Fund, Initial Class	485	385,307	7,936	377,856	2,891,935	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	168	142,387	2,960	139,595	3,594,579	8,754	38,462
Oppenheimer International Fund, Non-Service Shares	3,676	2,848,965	59,596	2,793,045	4,245,428	7,601	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	3,012,865	62,590	2,954,528	$14,713,548	$112,668	$26,035
Totals					$95,243,517	$590,473	$64,497

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,329	3,032,484	18,207	3,015,606	$27,321,386	$-	$-
MML Concentrated Growth Fund, Class I	989	2,442,252	13,651	2,429,590	15,986,705	-	-
MML Equity Fund, Initial Class	502	1,228,947	7,262	1,222,187	22,397,081	-	-
MML Equity Income Fund, Initial Class	1,397	3,318,696	19,027	3,301,066	28,917,334	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,229	4,532,479	26,504	4,508,204	45,262,372	654,780	-
MML Managed Bond Fund, Initial Class	1,893	3,959,496	23,309	3,938,080	47,075,270	508,777	-
MML Mid Cap Growth Fund, Initial Class	419	949,774	5,734	944,459	8,339,577	-	-
MML Mid Cap Value Fund, Initial Class	618	1,452,291	8,737	1,444,172	12,362,114	-	-
MML Small Cap Equity Fund, Initial Class	485	1,153,919	7,076	1,147,328	8,781,117	-	-
MML Small Cap Growth Equity Fund, Initial Class	273	632,918	3,873	629,318	8,615,011	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	210	532,985	3,158	530,037	13,648,452	31,428	138,093
Oppenheimer International Fund, Non-Service Shares	5,147	11,939,942	70,880	11,874,209	18,048,797	30,537	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,836	5,998,773	35,954	5,965,655	29,708,961	216,057	49,926
Totals					$286,464,177	$1,441,579	$188,019

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,728	5,977,748	3,739	5,975,737	$54,140,174	$-	$-
MML Concentrated Growth Fund, Class I	1,272	4,751,972	2,765	4,750,479	31,258,152	-	-
MML Equity Fund, Initial Class	628	2,330,448	1,438	2,329,638	42,691,573	-	-
MML Equity Income Fund, Initial Class	1,677	6,048,218	3,681	6,046,214	52,964,838	-	-
MML Inflation-Protected and Income Fund, Initial Class	1,337	4,136,628	2,661	4,135,304	41,518,447	612,513	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Growth Allocation Fund(Continued)
MML Managed Bond Fund, Initial Class	1,010	3,212,297	2,079	3,211,228	$38,386,574	$422,356	$-
MML Mid Cap Growth Fund, Initial Class	558	1,920,187	1,172	1,919,573	16,949,833	-	-
MML Mid Cap Value Fund, Initial Class	618	2,208,063	1,399	2,207,282	18,894,333	-	-
MML Small Cap Equity Fund, Initial Class	646	2,335,982	1,459	2,335,169	17,872,297	-	-
MML Small Cap Growth Equity Fund, Initial Class	273	960,596	605	960,264	13,145,475	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	252	970,363	570	970,045	24,978,665	61,317	269,419
Oppenheimer International Fund, Non-Service Shares	7,353	25,857,687	15,589	25,849,451	39,291,166	70,890	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,268	7,294,510	4,594	7,292,184	36,315,074	280,591	64,838
Totals					$428,406,601	$1,447,667	$334,257

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,861	469,739	15,757	455,843	$4,129,934	$-	$-
MML Concentrated Growth Fund, Class I	1,413	377,315	12,649	366,079	2,408,801	-	-
MML Equity Fund, Initial Class	628	169,027	5,698	163,957	3,004,581	-	-
MML Equity Income Fund, Initial Class	1,677	438,093	14,806	424,964	3,722,686	-	-
MML Inflation-Protected and Income Fund, Initial Class	594	134,336	4,636	130,294	1,308,148	23,380	-
MML Managed Bond Fund, Initial Class	379	88,004	3,037	85,346	1,020,218	13,688	-
MML Mid Cap Growth Fund, Initial Class	838	210,659	6,885	204,612	1,806,726	-	-
MML Mid Cap Value Fund, Initial Class	773	201,922	6,916	195,779	1,675,870	-	-
MML Small Cap Equity Fund, Initial Class	808	213,577	7,197	207,188	1,585,717	-	-
MML Small Cap Growth Equity Fund, Initial Class	455	117,148	3,939	113,664	1,556,000	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	378	105,787	3,555	102,610	2,642,206	9,920	43,589
Oppenheimer International Fund, Non-Service Shares	10,294	2,623,522	87,565	2,546,251	3,870,301	10,703	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	851	199,832	6,875	193,808	965,162	11,417	2,638
Totals					$29,696,350	$69,108	$46,227

Notes to Portfolio of Investments (Unaudited) (Continued)

5. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In September 2008, the FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/12/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/12/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/12/08